SEC File Nos. 002-33371

811-01880

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 77 (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 58 (X)

____________

THE INCOME FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409

(Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code: (415) 421-9360

____________

Patrick F. Quan

Secretary

The Income Fund of America

One Market

Steuart Tower, Suite 2000

San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

____________

Approximate date of proposed public offering:

[X] It is proposed that this filing will become effective on August 29, 2014, pursuant to paragraph (b) of rule 485.

The Income Fund of America® Prospectus August 29, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
AMECX	IFABX	IFACX	IFAFX	AMEFX	CIMAX	CIMBX	CIMCX	CIMEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
CIMFX	RIDAX	RIDBX	RIEBX	RIDCX	RIDEX	RIDFX	RIDGX

Table of contents
Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	4
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	11
Shareholder information	14
Purchase, exchange and sale of shares	15
How to sell shares	20
Distributions and taxes	23
Choosing a share class	24
Sales charges	25
Sales charge reductions and waivers	28
Rollovers from retirement plans to IRAs	31
Plans of distribution	31
Other compensation to dealers	32
Fund expenses	32
Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives

The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 63 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	0.99	1.00	0.50
Other expenses	0.11	0.10	0.15	0.17	0.18	0.23	0.24	0.22	0.19
Total annual fund operating expenses	0.58	1.33	1.38	0.65	0.41	0.68	1.46	1.45	0.92

	529-F-1	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.22	0.16	0.39	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	0.45	1.39	1.36	1.10	0.94	0.64	0.34	0.29
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Income Fund of America / Prospectus 1

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$631	$750	$880	$1,259
B	635	821	929	1,395
C	240	437	755	1,657
F-1	66	208	362	810
F-2	42	132	230	518
529-A	640	780	932	1,373
529-B	649	862	997	1,534
529-C	248	459	792	1,735
529-E	94	293	509	1,131
529-F-1	46	144	252	567
R-1	142	440	761	1,669
R-2	138	431	745	1,635
R-2E	112	350	606	1,340
R-3	96	300	520	1,155
R-4	65	205	357	798
R-5	35	109	191	431
R-6	30	93	163	368

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$135	$421	$729	$1,395
C	140	437	755	1,657
529-B	149	462	797	1,534
529-C	148	459	792	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal investment strategies

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also

The Income Fund of America / Prospectus 2

invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies

The Income Fund of America / Prospectus 3

issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Barclays U.S. Aggregate Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The Income Fund of America / Prospectus 4

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	12/1/1973	11.47%	12.93%	6.66%	11.27%
− After taxes on distributions		10.43	11.87	5.50	N/A
− After taxes on distributions and sale of fund shares		6.99	10.17	5.17	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	12.33%	13.16%	6.63%	7.60%
C	3/15/2001	16.27	13.35	6.41	6.80
F-1	3/15/2001	18.09	14.21	7.22	7.44
F-2	8/1/2008	18.41	14.49	N/A	8.57
529-A	2/15/2002	11.32	12.83	6.55	7.13
529-B	2/19/2002	12.18	13.04	6.48	7.14
529-C	2/19/2002	16.20	13.29	6.34	6.88
529-E	2/25/2002	17.81	13.87	6.88	7.33
529-F-1	9/17/2002	18.38	14.43	7.37	8.92
R-1	6/17/2002	17.22	13.35	6.39	6.92
R-2	5/31/2002	17.34	13.34	6.38	6.63
R-3	6/4/2002	17.76	13.86	6.87	7.24
R-4	6/27/2002	18.15	14.21	7.20	8.00
R-5	5/15/2002	18.48	14.55	7.52	7.73
R-6	5/1/2009	18.53	N/A	N/A	16.32

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.01%
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.02	4.44	4.55	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.67	10.40	5.46	N/A
Class A annualized 30-day yield at January 31, 2014: 2.84% (For current yield information, please call American FundsLine® at (800) 325-3590.)

The Income Fund of America / Prospectus 5

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum Vice Chairman of the Board	17 years	Senior Vice President – Capital World Investors
David C. Barclay President	18 years	Senior Vice President – Capital Fixed Income Investors
Dina N. Perry Senior Vice President	22 years	Senior Vice President – Capital World Investors
Andrew B. Suzman Senior Vice President	14 years	Senior Vice President – Capital World Investors
Joanna F. Jonsson Vice President	11 years	Senior Vice President – Capital World Investors
John H. Smet Vice President	22 years	Senior Vice President – Capital Fixed Income Investors
Steven T. Watson Vice President	11 years	Senior Vice President – Capital World Investors
David A. Daigle	8 years	Senior Vice President – Capital Fixed Income Investors
James R. Mulally	8 years	Senior Vice President – Capital Fixed Income Investors

The Income Fund of America / Prospectus 6

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

The Income Fund of America / Prospectus 7

Investment objectives, strategies and risks

The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth. While the fund has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The fund also invests in income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds). Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will

The Income Fund of America / Prospectus 8

go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The fund may invest a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and

The Income Fund of America / Prospectus 9

redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Neither the Barclays Index nor the Lipper Index was in existence when Capital Research and Management Company became the fund’s investment adviser; therefore, lifetime results are not shown.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

The Income Fund of America / Prospectus 10

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” As described more fully in the fund’s statement of additional information, the management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the fiscal period ended January 31, 2014.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Income Fund of America / Prospectus 11

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Hilda L. Applbaum	Investment professional for 28 years in total; 20 years with Capital Research and Management Company or affiliate	17 years (plus 3 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David C. Barclay	Investment professional for 33 years in total; 26 years with Capital Research and Management Company or affiliate	18 years	Serves as a fixed-income portfolio manager
Dina N. Perry	Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	22 years	Serves as an equity portfolio manager
Andrew B. Suzman	Investment professional for 21 years, all with Capital Research and Management Company or affiliate	14 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Joanna F. Jonsson	Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	11 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
The Income Fund of America / Prospectus 12

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 32 years in total; 31 years with Capital Research and Management Company or affiliate	22 years	Serves as a fixed-income portfolio manager
Steven T. Watson	Investment professional for 27 years in total; 25 years with Capital Research and Management Company or affiliate	11 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David A. Daigle	Investment professional for 20 years, all with Capital Research and Management Company or affiliate	8 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
James R. Mulally	Investment professional for 39 years in total; 34 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Income Fund of America / Prospectus 13

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

The Income Fund of America / Prospectus 14

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to

The Income Fund of America / Prospectus 15

result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they

The Income Fund of America / Prospectus 16

provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to

The Income Fund of America / Prospectus 17

purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

The Income Fund of America / Prospectus 18

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

The Income Fund of America / Prospectus 19

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses,

The Income Fund of America / Prospectus 20

expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	transactions in Class 529 shares;
•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining
The Income Fund of America / Prospectus 21

the shareholder account is able to identify the transaction as one of these types of transactions; and

•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

The Income Fund of America / Prospectus 22

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

The Income Fund of America / Prospectus 23

Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and
•	availability of share classes:
—	Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;
—	Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;
—	Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and
—	Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

The Income Fund of America / Prospectus 24

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

The Income Fund of America / Prospectus 25

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;
•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

The Income Fund of America / Prospectus 26

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

The Income Fund of America / Prospectus 27

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated

The Income Fund of America / Prospectus 28

holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

The Income Fund of America / Prospectus 29

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

The Income Fund of America / Prospectus 30

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;
•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
•	rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

The Income Fund of America / Prospectus 31

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2013, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

The Income Fund of America / Prospectus 32

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-2E	N/A	0.20% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

The Income Fund of America / Prospectus 33

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended January 31, 2014). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table (except for information for the six months ended January 31, 2014) has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Six months ended 1/31/2014[4,5]	$19.64	$.31	$ .64	$ .95	$(.33)	$20.26	4.87%	$66,677	.55%[6]	.55%[6]	3.06%[6]
Year ended 7/31/2013	17.66	.67	1.99	2.66	(.68)	19.64	15.33	63,968.58		.58	3.58
Year ended 7/31/2012	16.97	.66	.73	1.39	(.70)	17.66	8.45	56,153.59		.59	3.92
Year ended 7/31/2011	15.48	.71	1.53	2.24	(.75)	16.97	14.68	52,940.58		.58	4.24
Year ended 7/31/2010	14.04	.73	1.37	2.10	(.66)	15.48	15.09	48,437.61		.61	4.82
Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)	(.70)	14.04	(12.72)	45,569.64		.63	5.50
Class B:
Six months ended 1/31/2014[4,5]	19.50	.23	.64	.87	(.25)	20.12	4.49	698	1.31[6]	1.31[6]	2.32[6]
Year ended 7/31/2013	17.53	.53	1.97	2.50	(.53)	19.50	14.48	818	1.33	1.33	2.86
Year ended 7/31/2012	16.85	.53	.71	1.24	(.56)	17.53	7.56	1,161	1.34	1.34	3.19
Year ended 7/31/2011	15.37	.58	1.52	2.10	(.62)	16.85	13.82	1,760	1.34	1.34	3.48
Year ended 7/31/2010	13.94	.60	1.37	1.97	(.54)	15.37	14.24	2,421	1.38	1.38	4.01
Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	13.94	(13.37)	2,835	1.41	1.39	4.74
(The Financial Highlights table continues on the following page.)
The Income Fund of America / Prospectus 34

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class C:
Six months ended 1/31/2014[4,5]	$19.42	$.23	$ .64	$ .87	$(.25)	$20.04	4.50%	$6,392	1.35%[6]	1.35%[6]	2.26%[6]
Year ended 7/31/2013	17.47	.51	1.97	2.48	(.53)	19.42	14.41	6,389	1.38	1.38	2.79
Year ended 7/31/2012	16.80	.52	.71	1.23	(.56)	17.47	7.55	6,096	1.38	1.38	3.13
Year ended 7/31/2011	15.33	.57	1.51	2.08	(.61)	16.80	13.77	6,157	1.39	1.39	3.43
Year ended 7/31/2010	13.91	.60	1.36	1.96	(.54)	15.33	14.17	5,882	1.43	1.43	4.00
Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	13.91	(13.43)	5,637	1.45	1.44	4.69
Class F-1:
Six months ended 1/31/2014[4,5]	19.60	.30	.64	.94	(.32)	20.22	4.84	4,115	.63[6]	.63[6]	2.97[6]
Year ended 7/31/2013	17.62	.65	2.00	2.65	(.67)	19.60	15.30	3,554.65		.65	3.50
Year ended 7/31/2012	16.94	.65	.72	1.37	(.69)	17.62	8.35	2,563.64		.64	3.87
Year ended 7/31/2011	15.46	.70	1.52	2.22	(.74)	16.94	14.58	2,025.64		.64	4.19
Year ended 7/31/2010	14.02	.73	1.37	2.10	(.66)	15.46	15.08	1,815.65		.65	4.78
Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	14.02	(12.71)	1,801.66		.65	5.49
Class F-2:
Six months ended 1/31/2014[4,5]	19.63	.32	.65	.97	(.35)	20.25	4.96	1,669	.39[6]	.39[6]	3.21[6]
Year ended 7/31/2013	17.65	.70	1.99	2.69	(.71)	19.63	15.53	1,434.41		.41	3.74
Year ended 7/31/2012	16.97	.69	.72	1.41	(.73)	17.65	8.59	1,020.40		.40	4.09
Year ended 7/31/2011	15.48	.74	1.53	2.27	(.78)	16.97	14.90	747.40		.40	4.42
Year ended 7/31/2010	14.04	.77	1.36	2.13	(.69)	15.48	15.31	460.42		.42	5.04
Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	14.04	(12.19)	350.44		.43	5.39
Class 529-A:
Six months ended 1/31/2014[4,5]	19.60	.30	.65	.95	(.32)	20.23	4.88	1,357	.66[6]	.66[6]	2.96[6]
Year ended 7/31/2013	17.63	.65	1.98	2.63	(.66)	19.60	15.19	1,298.68		.68	3.48
Year ended 7/31/2012	16.95	.64	.72	1.36	(.68)	17.63	8.30	1,102.68		.68	3.82
Year ended 7/31/2011	15.46	.69	1.53	2.22	(.73)	16.95	14.62	939.67		.67	4.15
Year ended 7/31/2010	14.03	.73	1.35	2.08	(.65)	15.46	14.95	753.69		.69	4.77
Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	14.03	(12.72)	608.70		.68	5.44
The Income Fund of America / Prospectus 35

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class 529-B:
Six months ended 1/31/2014[4,5]	$19.55	$.22	$ .65	$ .87	$(.24)	$20.18	4.45%	$ 38	1.44%[6]	1.44%[6]	2.19%[6]
Year ended 7/31/2013	17.57	.50	1.99	2.49	(.51)	19.55	14.35	45	1.46	1.46	2.73
Year ended 7/31/2012	16.89	.51	.71	1.22	(.54)	17.57	7.41	58	1.47	1.47	3.06
Year ended 7/31/2011	15.41	.56	1.52	2.08	(.60)	16.89	13.66	76	1.46	1.46	3.37
Year ended 7/31/2010	13.98	.59	1.37	1.96	(.53)	15.41	14.10	92	1.49	1.49	3.92
Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	13.98	(13.47)	91	1.51	1.50	4.63
Class 529-C:
Six months ended 1/31/2014[4,5]	19.53	.22	.64	.86	(.24)	20.15	4.44	436	1.43[6]	1.43[6]	2.18[6]
Year ended 7/31/2013	17.56	.50	1.99	2.49	(.52)	19.53	14.36	420	1.45	1.45	2.71
Year ended 7/31/2012	16.89	.51	.71	1.22	(.55)	17.56	7.43	370	1.47	1.47	3.04
Year ended 7/31/2011	15.41	.56	1.53	2.09	(.61)	16.89	13.71	331	1.46	1.46	3.37
Year ended 7/31/2010	13.99	.60	1.35	1.95	(.53)	15.41	14.04	281	1.48	1.48	3.97
Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	13.99	(13.45)	241	1.50	1.49	4.63
Class 529-E:
Six months ended 1/31/2014[4,5]	19.55	.27	.65	.92	(.30)	20.17	4.71	60	.90[6]	.90[6]	2.71[6]
Year ended 7/31/2013	17.58	.60	1.99	2.59	(.62)	19.55	14.95	59.92		.92	3.24
Year ended 7/31/2012	16.91	.60	.71	1.31	(.64)	17.58	7.99	52.93		.93	3.57
Year ended 7/31/2011	15.43	.65	1.52	2.17	(.69)	16.91	14.27	44.94		.94	3.88
Year ended 7/31/2010	14.00	.68	1.36	2.04	(.61)	15.43	14.66	35.97		.97	4.49
Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	14.00	(12.98)	29	1.00	.98	5.14
Class 529-F-1:
Six months ended 1/31/2014[4,5]	19.60	.32	.65	.97	(.34)	20.23	5.00	48	.43[6]	.43[6]	3.18[6]
Year ended 7/31/2013	17.63	.69	1.98	2.67	(.70)	19.60	15.44	44.45		.45	3.70
Year ended 7/31/2012	16.95	.68	.72	1.40	(.72)	17.63	8.53	36.46		.46	4.04
Year ended 7/31/2011	15.46	.73	1.53	2.26	(.77)	16.95	14.87	31.45		.45	4.37
Year ended 7/31/2010	14.03	.76	1.35	2.11	(.68)	15.46	15.19	22.47		.47	4.99
Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)	(.72)	14.03	(12.56)	19.50		.48	5.64
(The Financial Highlights table continues on the following page.)
The Income Fund of America / Prospectus 36

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class R-1:
Six months ended 1/31/2014[4,5]	$19.53	$.23	$ .64	$ .87	$(.25)	$20.15	4.47%	$ 124	1.37%[6]	1.37%[6]	2.24%[6]
Year ended 7/31/2013	17.56	.52	1.98	2.50	(.53)	19.53	14.43	120	1.39	1.39	2.78
Year ended 7/31/2012	16.89	.52	.71	1.23	(.56)	17.56	7.50	122	1.40	1.40	3.11
Year ended 7/31/2011	15.41	.57	1.52	2.09	(.61)	16.89	13.76	109	1.41	1.41	3.42
Year ended 7/31/2010	13.99	.61	1.35	1.96	(.54)	15.41	14.10	91	1.44	1.44	4.03
Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	13.99	(13.36)	74	1.46	1.44	4.68
Class R-2:
Six months ended 1/31/2014[4,5]	19.45	.23	.63	.86	(.25)	20.06	4.46	604	1.34[6]	1.34[6]	2.28[6]
Year ended 7/31/2013	17.49	.52	1.98	2.50	(.54)	19.45	14.47	609	1.36	1.36	2.80
Year ended 7/31/2012	16.82	.52	.71	1.23	(.56)	17.49	7.52	567	1.40	1.40	3.11
Year ended 7/31/2011	15.35	.57	1.51	2.08	(.61)	16.82	13.75	552	1.41	1.41	3.41
Year ended 7/31/2010	13.93	.60	1.35	1.95	(.53)	15.35	14.10	518	1.47	1.47	3.97
Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	13.93	(13.54)	463	1.56	1.54	4.58
Class R-3:
Six months ended 1/31/2014[4,5]	19.57	.27	.64	.91	(.29)	20.19	4.69	1,300	.93[6]	.93[6]	2.69[6]
Year ended 7/31/2013	17.60	.60	1.98	2.58	(.61)	19.57	14.91	1,323.94		.94	3.22
Year ended 7/31/2012	16.92	.60	.72	1.32	(.64)	17.60	8.01	1,204.96		.96	3.55
Year ended 7/31/2011	15.44	.64	1.53	2.17	(.69)	16.92	14.23	1,118.96		.96	3.86
Year ended 7/31/2010	14.01	.68	1.35	2.03	(.60)	15.44	14.63	1,056.99		.99	4.45
Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	14.01	(12.99)	936	1.00	.99	5.14
Class R-4:
Six months ended 1/31/2014[4,5]	19.61	.30	.64	.94	(.32)	20.23	4.84	1,077	.63[6]	.63[6]	2.99[6]
Year ended 7/31/2013	17.63	.66	1.99	2.65	(.67)	19.61	15.29	1,045.64		.64	3.52
Year ended 7/31/2012	16.95	.65	.72	1.37	(.69)	17.63	8.33	880.65		.65	3.86
Year ended 7/31/2011	15.46	.70	1.53	2.23	(.74)	16.95	14.62	809.66		.66	4.17
Year ended 7/31/2010	14.03	.72	1.36	2.08	(.65)	15.46	14.95	740.68		.68	4.77
Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	14.03	(12.72)	629.70		.69	5.43
The Income Fund of America / Prospectus 37

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class R-5:
Six months ended 1/31/2014[4,5]	$19.64	$.33	$ .64	$ .97	$(.35)	$20.26	4.99%	$ 550	.33%[6]	.33%[6]	3.28%[6]
Year ended 7/31/2013	17.66	.71	1.99	2.70	(.72)	19.64	15.60	525.34		.34	3.83
Year ended 7/31/2012	16.97	.70	.73	1.43	(.74)	17.66	8.70	462.35		.35	4.17
Year ended 7/31/2011	15.48	.75	1.53	2.28	(.79)	16.97	14.94	478.36		.36	4.46
Year ended 7/31/2010	14.04	.77	1.37	2.14	(.70)	15.48	15.36	447.38		.38	5.07
Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	14.04	(12.53)	395.40		.38	5.72
Class R-6:
Six months ended 1/31/2014[4,5]	19.65	.34	.64	.98	(.36)	20.27	5.02	2,026	.28[6]	.28[6]	3.32[6]
Year ended 7/31/2013	17.66	.72	2.00	2.72	(.73)	19.65	15.72	1,631.29		.29	3.85
Year ended 7/31/2012	16.98	.71	.72	1.43	(.75)	17.66	8.69	1,025.30		.30	4.21
Year ended 7/31/2011	15.49	.76	1.52	2.28	(.79)	16.98	14.99	758.31		.31	4.51
Year ended 7/31/2010	14.05	.79	1.35	2.14	(.70)	15.49	15.40	480.33		.33	5.20
Period from 5/1/2009 to 7/31/2009[4,7]	12.55	.19	1.48	1.67	(.17)	14.05	13.42	272.09		.09	1.45

	Six months ended January 31,	Year ended July 31
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	20%	47%	41%	38%	35%	49%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.
The Income Fund of America / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-006-0814P Litho in USA CGD/RRD/8013	Investment Company File No. 811-01880

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY

The Income Fund of America®

Part B
Statement of Additional Information

August 29, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America (the “fund”) dated August 29, 2014. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Income Fund of America
Attention: Secretary

One Market
Steuart Tower, Suite 2000
San Francisco, California 94105

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	AMECX	Class 529-A	CIMAX	Class R-1	RIDAX
Class B	IFABX	Class 529-B	CIMBX	Class R-2	RIDBX
Class C	IFACX	Class 529-C	CIMCX	Class R-2E	RIEBX
Class F-1	IFAFX	Class 529-E	CIMEX	Class R-3	RIDCX
Class F-2	AMEFX	Class 529-F-1	CIMFX	Class R-4	RIDEX
				Class R-5	RIDFX
				Class R-6	RIDGX

Investment portfolio
Financial statements

The Income Fund of America - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Income-producing securities

•	The fund will invest at least 65% of its assets in income-producing securities.

Equity securities

•	The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

Debt securities

•	The fund may invest up to 20% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in equity securities of issuers domiciled outside the United States.
•	The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Income Fund of America - Page 2

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

The Income Fund of America - Page 3

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These

The Income Fund of America - Page 4

securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as “frontier markets.” Historically, emerging markets have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar,

The Income Fund of America - Page 5

the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The fund has no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

The Income Fund of America - Page 6

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of

The Income Fund of America - Page 7

Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Equity-linked notes — The fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the

The Income Fund of America - Page 8

characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary

The Income Fund of America - Page 9

market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Real estate investment trusts — The fund may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The Income Fund of America - Page 10

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Reinsurance related notes and bonds — The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are

The Income Fund of America - Page 11

commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However,

The Income Fund of America - Page 12

because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of

The Income Fund of America - Page 13

or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended July 31, 2013 and 2012 were 47% and 41%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

The Income Fund of America - Page 14

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

The Income Fund of America - Page 15

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

The Income Fund of America - Page 16

Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

The Income Fund of America - Page 17

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
William H. Baribault, 68 Trustee (2012)	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
Vanessa C. L. Chang, 62 Trustee (2012)	Director, EL & EL Investments (real estate)	7	Edison International; Transocean Ltd.

•   Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

•   Senior management experience, investment banking

•   Former partner, public accounting firm

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Former member of the Governing Council of the Independent Directors Council

•   C.P.A. (inactive)

The Income Fund of America - Page 18

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
Linda Griego, 66 Trustee (2012)	President and CEO, Griego Enterprises, Inc. (business management company)	4	AECOM Technology Corporation; CBS Corporation Former director of City National Corporation (until 2009); SouthWest Water Company (until 2010)

•   Former Deputy Mayor, City of Los Angeles

•   Service in numerous federal, state and city commission appointments focused on, among other areas, economic development

•    Service as president for a television production company focused on programming for the Latino market

•   Corporate board experience

•   Board service for hospitals, and philanthropic, educational and nonprofit organizations

Leonade D. Jones, 66 Trustee (1993)	Retired	10	None

•   Service as treasurer of a diversified media and education company

•   Founder of e-commerce and educational loan exchange businesses

•   Corporate board and investment advisory committee experience

•   Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

•   J.D., M.B.A.

The Income Fund of America - Page 19

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
William D. Jones, 59 Trustee (2008)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in selected urban communities) and City Scene Management Company (provides commercial asset and property management services)	8	Sempra Energy Former director of SouthWest Water Company (until 2010)

•   Senior investment and management experience, real estate

•   Corporate board experience

•   Service as director, Federal Reserve Boards of San Francisco and Los Angeles

•   Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

•   M.B.A.

James J. Postl, 68 Trustee (2008)	Retired	4	Pulte, Inc. Former director of Centex, Inc. (until 2009); Cooper Industries (until 2012)

•   Service as chief executive officer for multiple international companies

•   Senior corporate management experience

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

The Income Fund of America - Page 20

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
Margaret Spellings, 56 Trustee (2012)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	Former director of Apollo Education Group, Inc. (until 2013)

•   Former Assistant to the President for Domestic Policy, The White House

•   Former senior advisor to the Governor of Texas

•   Service on advisory and trustee boards for charitable and nonprofit organizations

Isaac Stein, 67 Chairman of the Board (Independent and Non-Executive) (2004)	President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	Alexza Pharmaceuticals, Inc.; Maxygen, Inc.

•   Service as chief executive officer, apparel company

•   Service as chief financial officer and general counsel, international materials science company

•   Former partner, law firm

•   Corporate board experience

•   Service on advisory and trustee boards for charitable and nonprofit organizations

•    J.D., M.B.A.

The Income Fund of America - Page 21

“Interested” trustee(s)4

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
Hilda L. Applbaum, 53 Vice Chairman of the Board (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company	1	None

Other officers5

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
David C. Barclay, 57 President (1998)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Dina N. Perry, 68 Senior Vice President (1994)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Paul F. Roye, 60 Senior Vice President (2007)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company; Chief Legal Officer, Capital Research and Management Company; Director, American Funds Service Company*
Andrew B. Suzman, 47 Senior Vice President (2004)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Senior Vice President – Capital World Investors, Capital Bank and Trust Company*; Director, American Funds Distributors, Inc.*; Director, Capital Strategy Research, Inc.*; Director, The Capital Group Companies, Inc.*
Joanna F. Jonsson, 51 Vice President (2006)	Director, Capital Research and Management Company; Senior Vice President – Capital World Investors, Capital Research Company*; Director, Capital International Limited*
Donald H. Rolfe, 42 Vice President (2012)	Chief Compliance Officer, Capital Research Company*; Chief Compliance Officer, Capital Research and Management Company; Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
John H. Smet, 57 Vice President (1994)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
The Income Fund of America - Page 22

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Steven T. Watson, 59 Vice President (2006)	Director, Capital Research Company*; Senior Vice President – Capital World Investors, Capital International, Inc.*
Patrick F. Quan, 56 Secretary (1986)	Vice President – Fund Business Management Group, Capital Research and Management Company
Jeffrey P. Regal, 43 Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Julie E. Lawton, 40 Assistant Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 63 Assistant Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Ari M. Vinocor, 39 Assistant Treasurer (2012)	Vice President – Investment Operations, Capital Research and Management Company

*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Includes service as a director or officer of the fund’s predecessor, The Income Fund of America, Inc., a Maryland corporation. Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term “interested” trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

The Income Fund of America - Page 23

Fund shares owned by trustees as of December 31, 2013:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	$1– $10,000	Over $100,000	N/A	$10,001 – $50,000
Vanessa C. L. Chang	$50,001 – $100,000	Over $100,000	N/A	N/A
Linda Griego	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
William D. Jones	Over $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
James J. Postl	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Margaret Spellings	None	Over $100,000	$10,001 – $50,000	$50,001 – $100,000
Isaac Stein	Over $100,000	Over $100,000	Over $100,000	Over $100,000

The Income Fund of America - Page 24

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustee
Hilda L. Applbaum	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2013, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $12,344 to $23,750, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

The Income Fund of America - Page 25

Trustee compensation earned during the fiscal year ended July 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$19,917	$326,566
Vanessa C. L. Chang	37,168	232,417
Linda Griego	33,169	149,500
Leonade D. Jones[3]	40,849	344,625
William D. Jones[3]	41,252	269,719
James J. Postl[3]	54,335	171,333
Margaret Spellings[3]	39,148	294,434
Isaac Stein[3]	52,839	171,500
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
[2]	Mr. Baribault was elected to the board effective December 6, 2012.

3 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: Leonade D. Jones ($167,410), William D. Jones ($84,878), James J. Postl ($333,626), Margaret Spellings ($11,597) and Isaac Stein ($214,889). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of August 1, 2014, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983, and was reorganized as a Delaware statutory trust on October 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college

The Income Fund of America - Page 26

savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

The Income Fund of America - Page 27

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, James J. Postl and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2013 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The fund has a nominating and governance committee comprised of Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held four meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any

The Income Fund of America - Page 28

potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures). For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The boards of the equity-oriented funds managed by the investment adviser have established a Joint Proxy Committee (“JPC”) composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (1) a client with substantial assets managed by the investment adviser or its affiliates, (2) an entity with a significant business relationship with the American Funds organization, or (3) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each

The Income Fund of America - Page 29

proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

The Income Fund of America - Page 30

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on August 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class 529-A Class 529-B	33.45% 25.60 7.92 18.09 11.00
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1 Class F-2	8.34 7.28 12.58 7.03 14.94
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	5.71 6.93 7.28 15.80 14. 32
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class B Class F-1 Class F-2	5.92 11.16 7.69
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2	11.62 7.93 12. 96
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	9.83 5.99 14.28
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1	6.57 8.34
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	8.84
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2 Class R-5	8.13 5.30 8.66
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2	5.81 8.80
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	49.61 5.74
ING Life Insurance & Annuity Hartford, CT	Record	Class R-3	15.78
State Street Bank & Trust Co. Omnibus Account Harrison, NY	Record	Class R-4	14.47
Edward D. Jones & Co. Retirement Plan Norwood, MA	Record Beneficial	Class R-5	17.71
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	14.82
Nationwide Trust Company Columbus, OH	Record	Class R-5	10.38
The Income Fund of America - Page 31

Name and address	Ownership	Ownership percentage
Delaware Charter Guarantee & Trust Retirement Plans Des Moines, IA	Record Beneficial	Class R-5	8.93
American Funds Income Portfolio Irvine, CA	Record	Class R-6	16.96
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.93
American Funds 2030 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.66
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	7.87
American Funds 2035 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.82
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.53

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

The Income Fund of America - Page 32

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: a custom index of equity-income, income, balanced and growth-income funds that have an income focus; Lipper High Current Yield Bond Funds Average; Barclays U.S. Aggregate Index; a custom index of higher yielding securities from the MSCI World ex-USA Index; a custom index of higher yielding securities from the MSCI USA Index; Barclays U.S. Corporate High Yield Index 2% Issuer Cap; Lipper Corporate Debt Funds BBB-Rated Average; Barclays Baa Corporate Index; Barclays U.S. Corporate Index; and Lipper Intermediate Investment Grade Debt Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

The Income Fund of America - Page 33

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of July 31, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Hilda L. Applbaum	$500,001 – $1,000,000	2	$64.8	None		None
David C. Barclay	Over $1,000,000	3	$30.9	3	$1.09	11	$4.90
Dina N. Perry	Over $1,000,000	3	$175.4	1	$1.78	None
Andrew B. Suzman	Over $1,000,000	6	$142.0	1	$0.17	None
Joanna F. Jonsson	Over $1,000,000	2	$50.3	1	$0.17	None
John H. Smet	$500,001 – $1,000,000	6	$127.1	None		None
Steven T. Watson	$100,001 – $500,000	4	$64.6	None		None
David A. Daigle	$100,001 – $500,000	5	$66.2	2	$1.71	4	$0.90
James R. Mulally	$500,001 – $1,000,000	9	$94.9	1	$0.03	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
The Income Fund of America - Page 34

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until December 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based upon the annual rates of .25% on the first $500 million of the fund’s daily net assets, .23% on daily net assets in excess of $500 million but not exceeding $1 billion, .21% on daily net assets in excess of $1 billion but not exceeding $1.5 billion, .19% on daily net assets in excess of $1.5 billion but not exceeding $2.5 billion, .17% on daily net assets in excess of $2.5 billion but not exceeding $4 billion, .16% on daily net assets in excess of $4 billion but not exceeding $6.5 billion, .15% on daily net assets in excess of $6.5 billion but not exceeding $10.5 billion, .144% on daily net assets in excess of $10.5 billion but not exceeding $13 billion, .141% on daily net assets in excess of $13 billion but not exceeding $17 billion, .138% on daily net assets in excess of $17 billion but not exceeding $21 billion, .135% on daily net assets in excess of $21 billion but not exceeding $27 billion, ..133% on daily net assets in excess of $27 billion but not exceeding $34 billion, .131% on daily net assets in excess of $34 billion but not exceeding $44 billion, .129% on daily net assets in excess of $44 billion but not exceeding $55 billion, .127% on daily net assets in excess of $55 billion but not exceeding $71 billion, and .125% on daily net assets in excess of $71 billion but not exceeding $89 billion, .123% on daily net assets in excess of $89 billion, plus 2.25% of the fund’s gross investment income for the preceding month.

The Income Fund of America - Page 35

For the fiscal years ended July 31, 2013, 2012 and 2011, the investment adviser received from the fund management fees of $178,820,000, $164,171,000 and $168,778,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until December 31, 2014, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2013 fiscal year, administrative services fees were:

Administrative services fee
Class A	$5,981,000
Class C	3,113,000
Class F-1	1,500,000
Class F-2	609,000
Class 529-A	600,000
Class 529-B	25,000
Class 529-C	197,000
Class 529-E	27,000
Class 529-F-1	20,000
Class R-1	60,000
Class R-2	295,000
Class R-3	633,000
Class R-4	475,000
Class R-5	244,000
Class R-6	664,000

The Income Fund of America - Page 36

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.
•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

The Income Fund of America - Page 37

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2013	$21,771,000	$94,989,000
	2012	17,119,000	76,011,000
	2011	16,470,000	72,953,000
Class C	2013	—	7,545,000
	2012	—	5,518,000
	2011	108,000	5,122,000
Class 529-A	2013	623,000	2,855,000
	2012	601,000	2,772,000
	2011	589,000	2,716,000
Class 529-C	2013	—	451,000
	2012	2,000	406,000
	2011	9,000	28,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

The Income Fund of America - Page 38

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.
The Income Fund of America - Page 39

During the 2013 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$143,231,000	$16,820,000
Class B	9,706,000	809,000
Class C	62,202,000	7,480,000
Class F-1	7,482,000	938,000
Class 529-A	2,691,000	359,000
Class 529-B	508,000	51,000
Class 529-C	3,915,000	596,000
Class 529-E	274,000	41,000
Class 529-F-1	—	—
Class R-1	1,196,000	181,000
Class R-2	4,377,000	735,000
Class R-3	6,282,000	969,000
Class R-4	2,369,000	355,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, ..06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

The Income Fund of America - Page 40

Other compensation to dealers — As of July 2014, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AEGON / Transamerica / Diversified

Diversified Capital Corporation

Diversified Resources, LLC

Diversified Securities, Incorporated

Merrill Lynch Life Insurance Company

Merrill Lynch Life Insurance Company of New York

Transam Securities, Inc.

Transamerica Financial Advisors, Inc.

Transamerica Financial Life Insurance Company

Transamerica Investors Securities Corporation

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

Commonwealth

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

Edward Jones Health Savings Plan

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Group

ING Financial Advisers, LLC

ING Financial Partners, Inc.

ING Investment Advisors, LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Institutional Investments, Inc.

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

Investacorp, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Triad Advisors, Inc.

The Income Fund of America - Page 41

Lincoln Network

Lincoln Capital Corp (RI)

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Investment Advisors Corporation

Lincoln Management

Lincoln-Legacy

LPL Group

LPL Financial LLC

Mass Mutual / MML

MassMutual Trust Company FSB

Massmutual Trust Company, FSB (The)

MML Investors Services, LLC

Merrill Lynch Banc of America

Bank of America

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

Morgan Stanley Smith Barney

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

NMIS

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS

PFS Investments Inc.

Puplava Securities, Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

UBS

UBS Financial Services Inc.

UBS Securities, LLC

The Income Fund of America - Page 42

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

The Income Fund of America - Page 43

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

The Income Fund of America - Page 44

faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the

The Income Fund of America - Page 45

contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended July 31, 2013, 2012 and 2011 amounted to $27,874,000, $19,250,000 and $22,063,000, respectively. The volume of trading activity increased during the 2013 fiscal year compared with the 2012 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Inc., Goldman Sachs Group, Inc., Morgan Stanley & Co. LLC and UBS AG. As of the fund’s most recently completed fiscal year, the fund held equity securities of Goldman Sachs Group, Inc. in the amount of $41,034,000. The fund held debt securities of Citigroup Inc. in the amount of $163,013,000, Goldman Sachs Group, Inc. in the amount of $136,573,000, Morgan Stanley in the amount of $48,981,000 and UBS AG in the amount of $10,093,000.

The Income Fund of America - Page 46

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

The Income Fund of America - Page 47

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

The Income Fund of America - Page 48

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The Income Fund of America - Page 49

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

The Income Fund of America - Page 50

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

The Income Fund of America - Page 51

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

The Income Fund of America - Page 52

shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

The Income Fund of America - Page 53

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

The Income Fund of America - Page 54

Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

The Income Fund of America - Page 55

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and
•	Employer-sponsored CollegeAmerica accounts.
The Income Fund of America - Page 56

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

The Income Fund of America - Page 57

In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

The Income Fund of America - Page 58

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

The Income Fund of America - Page 59

Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their
The Income Fund of America - Page 60

spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
The Income Fund of America - Page 61

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and c) purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

The Income Fund of America - Page 62

Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

The Income Fund of America - Page 63

•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

The Income Fund of America - Page 64

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she

The Income Fund of America - Page 65

notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

The Income Fund of America - Page 66

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

The Income Fund of America - Page 67

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

The Income Fund of America - Page 68

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

The Income Fund of America - Page 69

losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Income Fund of America - Page 70

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$52,629,000
Class B	925,000
Class C	5,567,000
Class F-1	3,431,000
Class F-2	1,442,000
Class 529-A	770,000
Class 529-B	40,000
Class 529-C	280,000
Class 529-E	19,000
Class 529-F-1	26,000
Class R-1	122,000
Class R-2	1,956,000
Class R-3	2,005,000
Class R-4	940,000
Class R-5	245,000
Class R-6	6,000

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of

The Income Fund of America - Page 71

the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Income Fund of America - Page 72

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — January 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$20.26
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$21.50

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Income Fund of America - Page 73

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

The Income Fund of America - Page 74

	Fund numbers
Fund	Class 529-A	Class Fund numbers 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	14100	15100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
The Income Fund of America - Page 75

	Fund Numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	4102	2302	2402	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2507	2607
New World Fund	2136	2236	4136	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2542	2642
American High-Income Trust	2121	2221	4121	2321	2421	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	4159	2359	2459	2559	2659

The Income Fund of America - Page 76

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College 2015 Fund®	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

The Income Fund of America - Page 77

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Income Fund of America - Page 78

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Income Fund of America - Page 79

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Income Fund of America - Page 80

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Income Fund of America - Page 81

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
The Income Fund of America - Page 82

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Income Fund of America - Page 83

The Income Fund of America® Investment portfolio January 31, 2014 unaudited

Common stocks 73.11%
		Value
Health care 10.76%	Shares	(000)

Merck & Co., Inc.	47,729,140	$ 2,528,213
Bristol-Myers Squibb Co.	39,275,000	1,962,572
Pfizer Inc.	51,693,000	1,571,467
AstraZeneca PLC	22,920,000	1,453,813
AbbVie Inc.	8,532,500	420,055
Johnson & Johnson	3,733,000	330,258
Roche Holding AG	1,200,000	329,962
Novartis AG	2,953,000	233,856
Novartis AG (ADR)	500,000	39,535
Eli Lilly and Co.	4,000,000	216,040
Baxter International Inc.	2,675,000	182,702
Sonic Healthcare Ltd.	7,527,841	108,768
Rotech Healthcare Inc.[1,2,3]	543,172	5,024
		9,382,265
Industrials 9.93%

General Electric Co.	69,579,500	1,748,533
Lockheed Martin Corp.	9,105,000	1,374,035
Waste Management, Inc.	22,822,153	953,510
BAE Systems PLC	71,745,000	506,087
Hubbell Inc., Class B	3,430,000	400,384
KONE Oyj, Class B	9,136,000	372,116
Masco Corp.	15,796,751	334,259
Iron Mountain Inc.[3]	12,457,211	328,995
Siemens AG	2,370,000	300,335
Norfolk Southern Corp.	3,000,000	277,770
R.R. Donnelley & Sons Co.[3]	13,345,400	246,490
Ryanair Holdings PLC (ADR)[1]	4,615,000	218,059
United Parcel Service, Inc., Class B	2,170,000	206,649
PACCAR Inc	3,382,500	189,420
Boeing Co.	1,500,000	187,890
Delta Air Lines, Inc.	5,609,588	171,709
United Technologies Corp.	1,500,000	171,030
Honeywell International Inc.	1,575,000	143,687
Beech Holdings, LLC[1,2,4]	14,049,124	114,290
Schneider Electric SA	1,407,606	113,697
Vallourec SA	2,250,000	112,416
Atlas Copco AB, Class B	2,825,000	70,675
CEVA Group PLC[1,2,5]	37,722	47,419
Geberit AG	158,758	46,087
Douglas Dynamics, Inc.[3]	1,405,146	20,403
Atrium Corp.[1,2]	1,807	2
		8,655,947
Common stocks
		Value
Financials 9.22%	Shares	(000)

Wells Fargo & Co.	19,692,000	$ 892,835
CME Group Inc., Class A	10,140,400	758,096
HSBC Holdings PLC (United Kingdom)	34,998,722	360,741
HSBC Holdings PLC (Hong Kong)[2]	28,586,382	299,977
BlackRock, Inc.	2,000,000	600,940
JPMorgan Chase & Co.	9,880,000	546,957
Suncorp Group Ltd.	48,244,898	514,258
Weyerhaeuser Co.[1]	16,440,213	491,234
Digital Realty Trust, Inc.[3]	8,346,000	425,563
McGraw Hill Financial, Inc.	4,725,000	359,289
Health Care REIT, Inc.	5,545,000	321,166
Public Storage	1,757,000	276,886
Hospitality Properties Trust[3]	9,608,335	246,934
Prudential PLC	11,775,000	237,703
HCP, Inc.	5,764,800	225,692
Kimco Realty Corp.	7,835,000	163,830
British Land Co. PLC	14,792,941	159,648
AXA SA	5,495,000	144,517
Sun Hung Kai Properties Ltd.[2]	11,099,235	136,140
Cullen/Frost Bankers, Inc.	1,700,000	125,834
Arthur J. Gallagher & Co.	2,500,000	115,575
Link Real Estate Investment Trust[2]	20,401,812	92,494
Macerich Co.	1,620,000	91,692
SEGRO PLC	13,460,309	74,591
Toronto-Dominion Bank	800,000	69,186
Northwest Bancshares, Inc.[3]	4,850,000	68,191
Allianz SE	350,000	58,439
Bank of Nova Scotia	910,065	49,926
New York Community Bancorp, Inc.	3,065,000	49,622
Redwood Trust, Inc.	2,479,888	46,374
City Holding Co.	741,000	33,063
American Tower Corp.	42,271	3,419
Prime AET&D Holdings No 1 Pty Ltd.[1,2]	22,756,141	—
		8,040,812
Information technology 6.69%

Microsoft Corp.	53,716,100	2,033,154
Texas Instruments Inc.	20,430,000	866,232
Analog Devices, Inc.	11,650,000	562,345
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	127,503,000	440,239
Cisco Systems, Inc.	19,925,500	436,568
Intel Corp.	13,000,000	319,020
Paychex, Inc.	7,458,182	311,901
Maxim Integrated Products, Inc.	7,796,000	235,907
Quanta Computer Inc.[2]	82,811,955	203,805
STMicroelectronics NV	24,162,000	198,359
KLA-Tencor Corp.	2,850,000	175,190
Fidessa group PLC	1,240,000	47,149
		5,829,869
Consumer staples 6.27%

Kimberly-Clark Corp.	9,570,000	1,046,671
PepsiCo, Inc.	12,177,588	978,591
Procter & Gamble Co.	10,500,000	804,510
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Philip Morris International Inc.	9,499,200	$ 742,267
Nestlé SA	5,690,000	412,951
Altria Group, Inc.	10,667,000	375,692
Kellogg Co.	4,500,000	260,910
General Mills, Inc.	3,605,000	173,112
Kraft Foods Group, Inc.	3,216,667	168,393
British American Tobacco PLC	3,318,000	159,052
Hershey Co.	1,500,000	149,100
Lorillard, Inc.	2,450,000	120,589
Coca-Cola Co.	2,000,000	75,640
		5,467,478
Consumer discretionary 5.43%

Home Depot, Inc.	12,365,000	950,250
Carnival Corp., units	16,000,000	627,040
Time Warner Inc.	8,065,000	506,724
Time Warner Cable Inc.	3,642,690	485,461
SJM Holdings Ltd.[2]	104,800,000	329,868
Wolters Kluwer NV	9,819,814	271,237
SES SA, Class A (FDR)	7,800,000	250,530
Marks and Spencer Group PLC	30,000,000	232,234
Genuine Parts Co.	2,350,000	193,287
VF Corp.	2,840,000	165,998
H & M Hennes & Mauritz AB, Class B	3,649,500	157,313
McDonald’s Corp.	1,500,000	141,255
Nokian Renkaat Oyj	3,049,000	128,711
ProSiebenSat.1 Media AG	2,745,000	123,246
Wynn Resorts, Ltd.	387,000	84,142
Daimler AG	553,800	46,406
Cooper-Standard Holdings Inc.[1]	586,012	33,989
Revel AC, Inc.[1,2,3,4]	529,539	673
Adelphia Recovery Trust, Series ACC-1[1,2]	19,531,478	195
		4,728,559
Energy 5.41%

Spectra Energy Corp	25,390,500	912,788
Royal Dutch Shell PLC, Class B (ADR)	7,965,000	580,091
Royal Dutch Shell PLC, Class B	3,797,147	138,887
ConocoPhillips	10,889,000	707,241
Chevron Corp.	6,030,800	673,218
Kinder Morgan, Inc.	16,964,000	576,946
Occidental Petroleum Corp.	4,675,000	409,390
Crescent Point Energy Corp.	10,905,000	377,159
Diamond Offshore Drilling, Inc.	3,135,200	152,183
Keyera Corp.	1,332,700	78,975
TOTAL SA (ADR)	1,050,000	60,028
Husky Energy Inc.	1,750,000	51,993
General Maritime Corp.[1,2]	5,506	162
		4,719,061
Utilities 5.21%

National Grid PLC	99,702,637	1,293,180
Duke Energy Corp.	8,733,957	616,792
PG&E Corp.	11,300,000	476,295
Common stocks
		Value
Utilities (continued)	Shares	(000)

DTE Energy Co.	5,000,000	$ 341,100
Power Assets Holdings Ltd.[2]	43,586,000	328,891
EDP — Energias de Portugal, SA	80,824,000	303,695
FirstEnergy Corp.	8,867,983	279,253
ONEOK, Inc.	3,575,000	244,852
Dominion Resources, Inc.	3,570,000	242,439
Exelon Corp.	6,000,000	174,000
Snam SpA	30,547,000	167,679
DUET Group, units	19,686,734	36,008
Ratchaburi Electricity Generating Holding PCL	24,568,000	35,538
		4,539,722
Materials 5.15%

E.I. du Pont de Nemours and Co.	21,261,000	1,297,133
Dow Chemical Co.	24,104,900	1,097,014
Nucor Corp.[3]	17,233,293	833,230
MeadWestvaco Corp.[3]	11,281,000	406,906
BASF SE	2,500,000	268,155
Air Products and Chemicals, Inc.	1,905,000	200,292
Cliffs Natural Resources Inc.[3]	7,354,581	142,090
Fletcher Building Ltd.	17,974,000	131,967
Israel Chemicals Ltd.[2]	5,943,040	48,784
Impala Platinum Holdings Ltd.	4,287,112	44,540
NewPage Holdings Inc.[1,2,4]	118,460	14,126
		4,484,237
Telecommunication services 4.81%

Verizon Communications Inc.	19,215,000	922,704
Vodafone Group PLC	226,644,000	844,080
Telstra Corp. Ltd.	141,451,533	636,287
Orange	40,975,000	507,093
TalkTalk Telecom Group PLC[3]	57,242,000	293,592
HKT Trust, units[2]	289,748,000	278,353
BT Group PLC	33,330,000	210,015
Advanced Info Service PCL	25,013,400	158,370
CenturyLink, Inc.	5,050,000	145,743
OJSC MegaFon (GDR)[5]	3,194,200	95,283
OJSC MegaFon (GDR)	266,800	7,959
AT&T Inc.	2,765,000	92,130
		4,191,609
Miscellaneous 4.23%

Other common stocks in initial period of acquisition		3,689,641
Total common stocks (cost: $49,425,860,000)		63,729,200
Preferred stocks 0.53%

Financials 0.45%

Vornado Realty Trust, Series I, 6.625%	3,380,000	81,120
Citigroup Inc. 7.875% preferred	2,637,610	71,697
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	62,734
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	51,188
Preferred stocks
		Value
Financials (continued)	Shares	(000)

HSBC Holdings PLC, Series 2, 8.00%	1,825,000	$ 49,218
Citigroup Inc., Series K, depositary shares	1,508,781	38,870
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,724,000	39,975
		394,802
Miscellaneous 0.08%

Other preferred stocks in initial period of acquisition		70,022
Total preferred stocks (cost: $459,641,000)		464,824
Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,2]	8,514	26
Total warrants (cost: $2,171,000)		26
Convertible securities 0.54%
	Shares or
Industrials 0.20%	principal amount

United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	102,699
CEVA Group PLC, Series A-2, 2.239% convertible preferred[2,4]	13,633	17,137
CEVA Group PLC, Series A-1, 3.239% convertible preferred[2]	31,778	53,262
		173,098
Materials 0.15%

Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	74,259
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[3]	2,925,000	55,546
		129,805
Energy 0.10%

Chesapeake Energy Corporation 5.75% convertible preferred[5]	73,000	84,087
Consumer staples 0.03%

Bunge Ltd. 4.875% convertible preferred	272,700	28,224
Consumer discretionary 0.03%

MGM Resorts International 4.25% convertible notes 2015	$19,845,000	27,895
Telecommunication services 0.03%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	25,313
Total convertible securities (cost: $398,779,000)		468,422
Bonds, notes & other debt instruments 20.33%
Corporate bonds & notes 15.64%	Principal amount
Financials 3.13%	(000)

Wells Fargo & Co. 1.25% 2016	$18,000	18,185
Wells Fargo & Co. 3.676% 2016	10,000	10,670
Wells Fargo & Co. 4.60% 2021	45,000	49,652
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	$ 86,566	$ 98,036
JPMorgan Chase & Co. 3.45% 2016	10,000	10,504
JPMorgan Chase & Co. 3.25% 2022	5,000	4,862
JPMorgan Chase & Co. 3.20% 2023	8,000	7,694
JPMorgan Chase & Co. 3.875% 2024	5,500	5,509
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[6]	36,535	37,211
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	74,825	82,847
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[5,6]	116,330	145,296
CIT Group Inc., Series C, 4.75% 2015[5]	61,150	63,137
CIT Group Inc. 4.25% 2017	14,000	14,578
CIT Group Inc. 5.00% 2017	43,300	46,331
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,606
Simon Property Group, LP 6.75% 2014	5,310	5,318
Simon Property Group, LP 5.25% 2016	73,435	81,218
Simon Property Group, LP 6.10% 2016	4,250	4,683
Simon Property Group, LP 5.875% 2017	15,000	16,916
Simon Property Group, LP 6.125% 2018	10,790	12,683
Simon Property Group, LP 10.35% 2019	5,000	6,822
Westfield Group 5.75% 2015[5]	10,250	11,024
Westfield Group 5.70% 2016[5]	36,825	41,095
Westfield Group 7.125% 2018[5]	39,175	46,782
Westfield Group 6.75% 2019[5]	3,250	3,894
Westfield Group 4.625% 2021[5]	20,000	21,478
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,708
Goldman Sachs Group, Inc. 2.625% 2019	38,800	38,905
Goldman Sachs Group, Inc. 5.25% 2021	23,000	25,287
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,653
Goldman Sachs Group, Inc. 3.625% 2023	8,500	8,322
Citigroup Inc. 4.587% 2015	10,885	11,618
Citigroup Inc. 3.953% 2016	7,115	7,582
Citigroup Inc. 2.50% 2018	6,000	6,045
Citigroup Inc. 8.50% 2019	4,894	6,309
Citigroup Inc. 3.875% 2023	13,650	13,508
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[6]	44,032	39,159
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[6]	20,000	19,179
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	13,295	12,713
Bank of America Corp., Series L, 3.625% 2016	7,060	7,439
Bank of America Corp. 3.75% 2016	9,975	10,590
Bank of America Corp. 5.75% 2017	8,100	9,236
Bank of America Corp. 5.625% 2020	9,000	10,290
Bank of America Corp. 5.00% 2021	3,500	3,840
Bank of America Corp. 3.30% 2023	4,000	3,848
Bank of America Corp. 4.10% 2023	900	911
Bank of America Corp. 4.125% 2024	10,300	10,435
Bank of America Corp. 5.00% 2044	6,500	6,589
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[6]	30,924	34,566
Realogy Corp. 3.375% 2016[5]	3,000	3,038
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	7,340	7,340
Realogy Corp. 7.875% 2019[5]	54,355	59,519
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	26,018	26,255
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,624
Developers Diversified Realty Corp. 9.625% 2016	8,395	9,798
Developers Diversified Realty Corp. 7.50% 2017	35,087	40,871
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 4.75% 2018	$ 5,000	$ 5,442
Developers Diversified Realty Corp. 7.875% 2020	7,795	9,716
DDR Corp. 3.50% 2021	4,000	3,968
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	23,757	23,908
iStar Financial Inc., Series B, 9.00% 2017	37,360	44,085
iStar Financial Inc., 4.875% 2018	11,575	11,691
Hospitality Properties Trust 5.125% 2015[3]	2,160	2,203
Hospitality Properties Trust 6.30% 2016[3]	19,827	21,366
Hospitality Properties Trust 5.625% 2017[3]	10,169	11,081
Hospitality Properties Trust 6.70% 2018[3]	12,625	14,245
Hospitality Properties Trust 5.00% 2022[3]	6,500	6,750
Hospitality Properties Trust 4.50% 2023[3]	11,060	10,956
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[5,6]	55,766	59,044
Prologis, Inc. 2.75% 2019	3,500	3,517
Prologis, Inc. 3.35% 2021	2,750	2,724
Prologis, Inc. 4.25% 2023	46,755	47,205
International Lease Finance Corp. 4.875% 2015	51,400	53,392
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,440
Kimco Realty Corp. 5.70% 2017	17,250	19,296
Kimco Realty Corp. 4.30% 2018	1,000	1,083
Kimco Realty Corp. 6.875% 2019	10,844	13,035
Société Générale, junior subordinated 5.922% (undated)[5,6]	45,073	48,119
Lloyds Banking Group PLC 2.30% 2018	3,625	3,649
HBOS PLC 6.75% 2018[5]	17,300	19,719
LBG Capital No.1 PLC, Series 2, 7.875% 2020[5]	20,000	21,650
PNC Financial Services Group, Inc. 2.854% 2022	11,862	11,340
PNC Preferred Funding Trust I, junior subordinated 1.893% (undated)[5,6]	23,800	21,658
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[6]	10,250	10,835
UnumProvident Finance Co. PLC 6.85% 2015[5]	28,500	31,177
Unum Group 7.125% 2016	6,740	7,711
Standard Chartered PLC 3.85% 2015[5]	6,945	7,199
Standard Chartered Bank 6.40% 2017[5]	25,000	28,374
HSBK (Europe) BV 7.25% 2017[5]	30,570	33,413
American Tower Corp. 7.00% 2017	6,200	7,293
American Tower Corp. 3.40% 2019	6,400	6,626
American Tower Corp. 7.25% 2019	15,025	18,204
Crescent Resources 10.25% 2017[5]	26,885	29,708
Icahn Enterprises Finance Corp. 3.50% 2017[5]	23,550	23,638
Icahn Enterprises Finance Corp. 4.875% 2019[5]	5,250	5,243
MetLife Global Funding I 2.50% 2015[5]	10,000	10,325
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5,6]	14,430	16,703
MetLife Capital Trust X, junior subordinated 9.25% 2068[5,6]	500	645
Morgan Stanley 1.75% 2016	15,000	15,229
Morgan Stanley 3.80% 2016	5,125	5,422
Morgan Stanley 2.50% 2019	6,645	6,640
Synovus Financial Corp. 5.125% 2017	10,409	10,955
Synovus Financial Corp. 7.875% 2019	13,816	15,664
BNP Paribas 3.60% 2016	10,000	10,543
BNP Paribas 2.40% 2018	8,000	8,026
BNP Paribas 5.00% 2021	7,000	7,704
American International Group, Inc. 4.875% 2016	4,000	4,397
American International Group, Inc. 3.80% 2017	8,000	8,575
American International Group, Inc. 3.375% 2020	13,000	13,282
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Rabobank Nederland 2.25% 2019	$ 8,000	$ 8,016
Rabobank Nederland 4.625% 2023	17,280	17,553
Liberty Mutual Group Inc. 4.25% 2023[5]	4,400	4,382
Liberty Mutual Group Inc., Series A, 7.80% 2087[5,6]	19,415	20,968
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,242
Intercontinentalexchange, Inc. 4.00% 2023	9,045	9,313
HCP, Inc. 3.75% 2016	20,000	21,074
Regions Financial Corp. 7.75% 2014	4,791	5,053
Regions Financial Corp. 5.75% 2015	14,761	15,658
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,930
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,078
Berkshire Hathaway Inc. 4.40% 2042	1,500	1,430
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	929
US Bancorp., Series T, 1.65% 2017	10,000	10,158
US Bancorp. 3.70% 2024	10,000	10,104
RBS Capital Trust II 6.425% noncumulative trust (undated)[6]	6,005	5,690
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5,6,9]	12,735	13,626
BPCE SA group 5.15% 2024[5]	17,930	17,682
BB&T Corp., 2.05% 2018	2,350	2,360
BB&T Corp. 2.25% 2019	15,000	15,023
QBE Insurance Group Ltd. 2.40% 2018[5]	16,910	16,413
Leucadia National Corp. 5.50% 2023	15,380	15,816
BBVA Bancomer SA 4.50% 2016[5]	7,500	7,950
BBVA Bancomer SA 6.50% 2021[5]	7,200	7,767
Corporate Office Properties Trust 3.60% 2023	1,005	935
Corporate Office Properties LP 5.25% 2024	14,000	14,728
DCT Industrial Trust Inc. 4.50% 2023[5]	15,550	15,558
Prudential Financial, Inc. 4.50% 2021	2,400	2,600
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	9,811	12,717
ERP Operating LP 6.584% 2015	2,705	2,896
ERP Operating LP 7.125% 2017	10,000	11,728
American Express Co. 6.15% 2017	12,610	14,607
FelCor Lodging Trust Inc. 5.625% 2023	13,350	13,083
Boston Properties, Inc. 3.70% 2018	12,000	12,789
New York Life Global Funding 2.10% 2019[5]	11,000	11,042
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,366
ANZ National (International) Ltd. 3.125% 2015[5]	10,000	10,351
Ryman Hospitality Properties, Inc. 5.00% 2021	10,375	10,245
Westpac Banking Corp. 3.00% 2015	9,000	9,410
Bank of Nova Scotia 2.55% 2017	9,000	9,396
Toronto-Dominion Bank 2.375% 2016	9,000	9,352
Nationwide Mutual Insurance Co. 5.81% 2024[5,6]	8,150	8,282
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,198
Brandywine Operating Partnership, LP 5.70% 2017	20	22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,685
ACE INA Holdings Inc. 2.60% 2015	7,445	7,710
Santander Issuances, SA Unipersonal 6.50% 2019[5,6]	7,500	7,650
Host Hotels & Resorts LP 6.00% 2021	6,400	7,146
Discover Financial Services 4.20% 2023	6,780	6,852
Barclays Bank PLC 5.125% 2020	5,500	6,214
UDR, Inc., Series A, 5.25% 2015	3,000	3,119
UDR, Inc. 3.70% 2020	2,320	2,376
Zions Bancorporation 5.50% 2015	3,731	3,945
Zions Bancorporation 6.00% 2015	1,357	1,440
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

CME Group Inc. 5.30% 2043	$ 4,000	$ 4,357
AXA SA, Series B, junior subordinated 6.379% (undated)[5,6]	4,155	4,165
Essex Portfolio L.P. 3.25% 2023	4,400	4,116
VEB Finance Ltd. 6.80% 2025[5]	3,000	3,109
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,250	3,104
Goodman Funding Pty Ltd. 6.00% 2022[5]	2,685	2,970
American Campus Communities, Inc. 3.75% 2023	2,985	2,836
AvalonBay Communities, Inc. 3.625% 2020	1,790	1,841
Development Bank of Kazakhstan 5.50% 2015	930	985
Development Bank of Kazakhstan 5.50% 2015[5]	637	675
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,622
Genworth Holdings, Inc. 4.90% 2023	1,565	1,589
		2,731,047
Consumer discretionary 2.09%

Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[6,7,8]	36,533	37,008
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	47,550	50,046
Neiman Marcus Group LTD Inc. 8.75% 2021[5,6,10]	16,510	17,418
EchoStar DBS Corp. 7.75% 2015	7,350	7,975
DISH DBS Corp. 4.625% 2017	45,105	47,360
DISH DBS Corp. 4.25% 2018	35,500	36,299
DISH DBS Corp. 7.875% 2019	1,425	1,630
DISH DBS Corp. 5.125% 2020	10,900	10,927
Boyd Gaming Corp. 9.125% 2018	88,575	96,325
Boyd Gaming Corp. 9.00% 2020	5,000	5,438
MGM Resorts International 5.875% 2014	24,905	24,986
MGM Resorts International 6.625% 2015	20,725	22,228
MGM Resorts International 7.50% 2016	8,425	9,457
MGM Resorts International 8.625% 2019	2,425	2,868
MGM Resorts International 6.75% 2020	7,350	7,938
MGM Resorts International 7.75% 2022	17,000	19,210
Caesars Entertainment Operating Co. 11.25% 2017	24,365	24,852
Caesars Entertainment,Term Loan B, 7.00% 2020[6,7,8]	5,000	5,068
Caesars Entertainment Operating Co. 8.00% 2020[5]	17,475	18,218
Caesars Entertainment Operating Co. 9.00% 2020	19,450	18,915
Caesars Entertainment Operating Co. 9.00% 2020	9,000	8,775
Limited Brands, Inc. 5.25% 2014	1,585	1,635
Limited Brands, Inc. 8.50% 2019	16,105	19,527
Limited Brands, Inc. 7.00% 2020	21,271	24,036
Limited Brands, Inc. 6.625% 2021	23,754	26,040
Time Warner Cable Inc. 7.50% 2014	7,900	7,987
Time Warner Cable Inc. 6.75% 2018	18,630	21,084
Time Warner Cable Inc. 5.00% 2020	35,000	36,101
Comcast Corp. 5.90% 2016	10,000	11,040
Comcast Corp. 5.65% 2035	7,000	7,747
Comcast Corp. 6.45% 2037	25,000	29,964
Comcast Corp. 6.95% 2037	7,000	8,874
NBCUniversal Media, LLC 2.875% 2016	10,000	10,428
NBC Universal Enterprise, Inc. 0.924% 2018[5,6]	8,625	8,647
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	37,105	37,476
Cox Communications, Inc. 5.45% 2014	1,599	1,666
Cox Communications, Inc. 5.875% 2016[5]	25,000	28,124
Cox Communications, Inc. 2.95% 2023[5]	23,875	21,883
Ford Motor Credit Co. 1.70% 2016	8,500	8,607
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Ford Motor Credit Co. 2.50% 2016	$ 7,000	$ 7,191
Ford Motor Credit Co. 8.00% 2016	1,500	1,772
Ford Motor Credit Co. 2.375% 2018	10,905	11,052
Ford Motor Credit Co. 4.375% 2023	17,850	18,185
Ford Motor Co. 4.75% 2043	150	141
Hilton Worldwide, Term Loan B, 4.00% 2020[6,7,8]	20,704	20,876
Hilton Hotels Corp. 5.625% 2021[5]	24,715	25,626
Time Warner Inc. 5.875% 2016	8,000	9,026
Time Warner Inc. 4.75% 2021	15,000	16,501
Time Warner Inc. 4.05% 2023	6,220	6,344
Time Warner Inc. 6.25% 2041	6,650	7,689
Time Warner Inc. 5.35% 2043	4,525	4,746
Myriad International Holdings 6.00% 2020[5]	40,000	42,200
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,130
Virgin Media Finance PLC 8.375% 2019[5]	14,150	15,335
Virgin Media Secured Finance PLC 5.375% 2021[5]	17,600	17,732
Dollar General Corp. 3.25% 2023	40,288	37,350
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	11,525	10,200
Toys “R” Us Property Co. II, LLC 8.50% 2017	13,300	13,566
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[6,7,8]	15,649	12,910
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	35,425	36,399
Citycenter, Term Loan B, 5.00% 2020[6,7,8]	35,125	35,604
Home Depot, Inc. 5.95% 2041	25,000	30,238
DaimlerChrysler North America Holding Corp. 1.30% 2015[5]	8,500	8,591
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,074
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	14,000	14,370
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	2,000	2,028
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,972
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	19,600	20,800
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,460
Volkswagen International Finance NV 0.857% 2014[5,6]	10,000	10,008
Volkswagen International Finance NV 2.875% 2016[5]	4,000	4,164
Volkswagen International Finance NV 2.375% 2017[5]	14,500	15,013
Michaels Stores, Inc. 7.50% 2018[5,6,10]	5,000	5,150
Michaels Stores, Inc. 7.75% 2018	17,000	18,232
Michaels Stores, Inc. 5.875% 2020[5]	5,500	5,514
News America Inc. 5.30% 2014	20,000	20,817
News America Inc. 3.00% 2022	3,000	2,882
News America Inc. 6.15% 2041	3,500	4,035
Univision Communications Inc. 6.875% 2019[5]	3,200	3,448
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,8]	17,319	17,435
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	4,000	4,027
Univision Communications Inc. 5.125% 2023[5]	685	685
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	24,532
PETCO Animal Supplies, Inc. 9.25% 2018[5]	21,600	23,274
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	13,750	14,884
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,319
Cablevision Systems Corp. 8.00% 2020	20,000	22,550
Marriott International, Inc., Series I, 6.375% 2017	19,000	21,759
Burger King Corp 0%/11.00% 2019[5,11]	23,475	21,245
Stackpole Intl. 7.75% 2021[5]	19,840	20,782
Videotron Ltd. 6.375% 2015	4,905	4,932
Quebecor Media Inc. 7.75% 2016	7,037	7,125
Quebecor Media Inc. 5.75% 2023	8,500	8,309
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Carnival Corp. 3.95% 2020	$ 18,040	$ 18,545
Gannett Co., Inc. 5.125% 2019[5]	7,925	8,202
Gannett Co., Inc. 6.375% 2023[5]	8,950	9,196
Cinemark USA, Inc. 5.125% 2022	9,500	9,298
Cinemark USA, Inc. 4.875% 2023	8,300	7,885
Needle Merger Sub Corp. 8.125% 2019[5]	16,220	16,950
Warner Music Group 11.50% 2018	5,700	6,512
Warner Music Group 6.00% 2021[5]	9,720	10,109
Mohegan Tribal Gaming Authority 11.00% 2018[5,6,10]	13,725	13,837
J.C. Penney Co., Inc. 5.75% 2018	18,528	13,525
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,205
RCI Banque 3.50% 2018[5]	12,500	12,909
Laureate Education, Inc. 9.25% 2019[5]	11,750	12,690
General Motors Financial Co. 3.25% 2018[5]	9,830	9,941
General Motors Financial Co. 6.75% 2018	1,720	1,974
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	11,300	11,433
Seminole Tribe of Florida 6.535% 2020[5,7]	10,000	11,100
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	10,010	10,611
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[6,7,8]	4,813	4,867
Playa Resorts Holding BV 8.00% 2020[5]	4,900	5,243
Federated Department Stores, Inc. 6.90% 2029	7,925	9,602
President & Fellows of Harvard College 3.619% 2037	10,000	8,980
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,565
Seneca Gaming Corp. 8.25% 2018[5]	7,925	8,559
Walt Disney Co. 1.10% 2017	7,575	7,520
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,504
Six Flags Entertainment Corp. 5.25% 2021[5]	6,400	6,352
Dynacast International LLC 9.25% 2019	5,575	6,181
Schaeffler Holding Finance BV 6.875% 2018[5,6,10]	5,450	5,804
CBS Corp. 1.95% 2017	5,000	5,059
Viacom Inc. 4.25% 2023	2,950	3,027
Viacom Inc. 5.85% 2043	1,750	1,919
Thomson Reuters Corp. 1.30% 2017	1,510	1,509
Thomson Reuters Corp. 4.30% 2023	1,285	1,315
Thomson Reuters Corp. 5.65% 2043	1,425	1,503
Allison Transmission Holdings, Inc., Term Loan B2, 3.16% 2017[6,7,8]	3,474	3,487
Weather Company, Term Loan, 7.00% 2020[6,7,8]	2,500	2,528
NCL Corp. Ltd. 5.00% 2018	575	598
		1,820,080
Telecommunication services 2.09%

Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	8,231
Sprint Nextel Corp. 8.375% 2017	29,525	34,249
Sprint Nextel Corp. 9.125% 2017	39,446	46,546
Sprint Nextel Corp. 9.00% 2018[5]	5,000	6,050
Sprint Nextel Corp. 7.00% 2020	66,570	72,062
Sprint Corp. 7.25% 2021[5]	32,350	34,978
Sprint Nextel Corp. 11.50% 2021	20,975	27,582
Sprint Corp. 7.875% 2023[5]	97,075	103,870
Sprint Corp. 7.125% 2024[5]	14,000	14,105
Verizon Communications Inc. 3.00% 2016	17,000	17,758
Verizon Communications Inc. 1.993% 2018[6]	7,000	7,333
Verizon Communications Inc. 5.15% 2023	105,485	115,043
Verizon Communications Inc. 6.00% 2041	28,000	31,449
Verizon Communications Inc. 6.55% 2043	104,810	126,575
Wind Acquisition SA 11.75% 2017[5]	128,405	135,628
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Wind Acquisition SA 7.25% 2018[5]	$ 50,980	$ 53,657
Wind Acquisition SA 7.25% 2018[5]	15,040	15,830
NII Capital Corp. 10.00% 2016	54,575	34,382
NII Capital Corp. 7.875% 2019[5]	42,475	32,281
NII Capital Corp. 8.875% 2019	45,100	21,423
NII Capital Corp. 11.375% 2019[5]	60,600	50,601
NII Capital Corp. 7.625% 2021	109,110	46,917
T-Mobile US, Inc. 6.542% 2020	54,450	57,853
MetroPCS Wireless, Inc. 6.25% 2021[5]	50,075	52,203
MetroPCS Wireless, Inc. 6.625% 2023[5]	61,150	63,672
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	62,337	62,543
Cricket Communications, Inc. 7.75% 2020	53,075	60,439
LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	96,867	115,756
Frontier Communications Corp. 8.125% 2018	4,997	5,709
Frontier Communications Corp. 8.50% 2020	15,475	17,390
Frontier Communications Corp. 9.25% 2021	20,625	23,719
Frontier Communications Corp. 8.75% 2022	6,425	7,043
Frontier Communications Corp. 7.125% 2023	27,825	27,755
Frontier Communications Corp. 7.625% 2024	28,125	28,055
Intelsat Jackson Holding Co. 7.25% 2020	7,750	8,448
Intelsat Jackson Holding Co. 6.625% 2022[5]	54,310	56,347
Telecom Italia Capital SA 6.999% 2018	26,440	29,679
Telecom Italia Capital SA 7.175% 2019	9,000	10,215
Telecom Italia Capital SA 7.721% 2038	1,750	1,811
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,537
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,772
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,605
Telefónica Emisiones, SAU 4.57% 2023	4,500	4,547
France Télécom 2.75% 2016	9,000	9,351
France Télécom 4.125% 2021	15,000	15,295
Orange, SA 5.50% 2044	3,000	3,058
Trilogy International Partners, LLC 10.25% 2016[5]	24,750	25,121
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,187
Deutsche Telekom International Finance BV 9.25% 2032	8,420	12,949
Deutsche Telekom International Finance BV 4.875% 2042[5]	350	344
SBC Communications Inc. 5.10% 2014	3,500	3,600
AT&T Inc. 2.40% 2016	9,000	9,289
Altice Finco SA 6.50% 2022[5]	12,000	12,210
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,551
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,193
SBA Communications Corp. 5.75% 2020	3,375	3,527
Level 3 Communications, Inc. 11.875% 2019	3,000	3,465
		1,818,788
Energy 1.77%

TransCanada PipeLines Ltd. 7.625% 2039	10,750	14,820
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	61,150	63,179
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	10,237
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,890
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,126
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,341
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	14,189
Kinder Morgan Energy Partners, LP 3.50% 2023	6,250	5,882
Kinder Morgan Energy Partners, LP 4.15% 2024	5,350	5,279
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 6.95% 2038	$ 750	$ 890
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,939
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,722
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,525
Anadarko Petroleum Corp. 8.70% 2019	32,880	42,027
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,287
Anadarko Petroleum Corp. 6.20% 2040	500	576
Transocean Inc. 5.05% 2016	22,500	24,811
Transocean Inc. 2.50% 2017	2,080	2,113
Transocean Inc. 6.375% 2021	36,190	40,450
Transocean Inc. 3.80% 2022	3,890	3,684
Peabody Energy Corp. 6.00% 2018	40,345	43,169
Peabody Energy Corp. 6.25% 2021	22,125	22,457
NGPL PipeCo LLC 7.119% 2017[5]	15,200	14,440
NGPL PipeCo LLC 9.625% 2019[5]	46,380	46,264
CONSOL Energy Inc. 8.00% 2017	6,750	7,096
CONSOL Energy Inc. 8.25% 2020	46,251	50,356
Alpha Natural Resources, Inc. 9.75% 2018	27,265	28,833
Alpha Natural Resources, Inc. 6.00% 2019	12,635	10,519
Alpha Natural Resources, Inc. 6.25% 2021	20,635	16,972
StatoilHydro ASA 3.875% 2014	10,000	10,066
StatoilHydro ASA 1.80% 2016	10,000	10,241
Statoil ASA 3.125% 2017	10,000	10,644
StatoilHydro ASA 5.25% 2019	2,000	2,309
Statoil ASA 3.15% 2022	150	151
StatoilHydro ASA 2.65% 2024	4,000	3,725
Statoil ASA 3.70% 2024	15,750	16,050
Statoil ASA 4.25% 2041	3,000	2,890
Enbridge Inc. 5.60% 2017	20,067	22,334
Enbridge Inc. 4.00% 2023	30,650	31,030
Petrobras Global Finance Co. 3.00% 2019	2,760	2,610
Petrobras International Finance Co. 5.75% 2020	6,535	6,779
Petrobras International Finance Co. 5.375% 2021	31,695	31,483
Petrobras Global Finance Co. 4.375% 2023	5,000	4,461
Petrobras International Finance Co. 6.75% 2041	580	525
Petrobras Global Finance Co. 5.625% 2043	1,410	1,115
Petróleos Mexicanos 3.50% 2018	14,280	14,637
Petróleos Mexicanos 5.50% 2021	3,165	3,387
Petróleos Mexicanos 4.875% 2022	435	444
Petróleos Mexicanos 4.875% 2024[5]	1,750	1,748
Petróleos Mexicanos 4.875% 2024	1,270	1,271
Petróleos Mexicanos 6.375% 2045[5]	23,870	23,987
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,137
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,828
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,568
Enbridge Energy Partners, LP 5.50% 2040	16,200	16,584
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	2,400	2,472
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,740
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,185
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	22,140	23,801
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	10,325	11,074
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,343
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	36,469
Spectra Energy Partners, LP 2.95% 2016	3,750	3,913
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Spectra Energy Partners, LP 4.60% 2021	$15,730	$16,692
Spectra Energy Partners, LP 4.75% 2024	18,460	19,541
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	1,450	1,467
Samson Investment Co. 10.50% 2020[5]	34,555	38,183
Laredo Petroleum, Inc. 9.50% 2019	34,200	38,261
Arch Coal, Inc. 7.00% 2019	27,575	21,543
Arch Coal, Inc. 9.875% 2019	2,250	1,980
Arch Coal, Inc. 7.25% 2021	18,675	14,240
Enterprise Products Operating LLC 5.20% 2020	5,500	6,239
Enterprise Products Operating LLC 3.35% 2023	26,420	25,761
Enterprise Products Operating LLC 4.85% 2044	2,200	2,182
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,7]	1,674	1,719
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,7]	30,877	31,572
Chevron Corp. 2.355% 2022	20,000	18,775
Chevron Corp. 3.191% 2023	13,800	13,674
Williams Partners L.P. 4.125% 2020	6,500	6,812
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,178
Williams Partners L.P. 4.00% 2021	11,820	11,998
Williams Partners L.P. 3.35% 2022	5,000	4,752
Williams Partners L.P. 4.50% 2023	6,000	6,102
Total Capital SA 3.00% 2015	10,000	10,367
Total Capital International 2.125% 2018	6,500	6,609
Total Capital International 3.70% 2024	5,000	5,060
Total Capital International 3.75% 2024	6,050	6,155
PDC Energy Inc. 7.75% 2022	25,975	28,118
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	22,150	22,205
Sabine Pass Liquefaction, LLC 5.625% 2023%[5]	5,000	4,775
Shell International Finance BV 4.00% 2014	20,000	20,097
Shell International Finance BV 2.00% 2018	4,990	5,050
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	11,800	12,596
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	10,657
Devon Energy Corp. 2.25% 2018	5,850	5,888
Devon Energy Corp. 3.25% 2022	15,250	14,855
Devon Energy Corp. 4.75% 2042	1,700	1,638
Cenovus Energy Inc. 3.00% 2022	5,970	5,690
Cenovus Energy Inc. 3.80% 2023	12,500	12,435
Cenovus Energy Inc. 6.75% 2039	2,500	3,083
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,7]	20,266	20,975
Denbury Resources Inc. 4.625% 2023	22,250	20,637
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,302
Gaz Capital SA, Series 7, 6.212% 2016	5,600	6,201
Gazprom OJSC 3.85% 2020[5]	2,750	2,626
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,120
Gazprom OJSC 6.51% 2022[5]	500	530
Gazprom OJSC 4.95% 2028[5]	3,000	2,595
Gazprom OJSC 7.288% 2037[5]	4,650	4,865
Schlumberger Investment SA 3.65% 2023	18,015	18,246
Teekay Corp. 8.50% 2020	13,769	15,301
Reliance Holdings Ltd. 4.50% 2020	10,000	10,059
Reliance Holdings Ltd. 4.50% 2020[5]	1,260	1,267
Reliance Holdings Ltd. 5.40% 2022[5]	3,500	3,621
BG Energy Capital PLC 2.50% 2015[5]	7,000	7,230
BG Energy Capital PLC 2.875% 2016[5]	7,395	7,717
Halliburton Co. 2.00% 2018	14,000	14,114
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 5.00% 2021[5]	$ 10,425	$ 10,401
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,348
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,183
Oasis Petroleum Inc. 6.875% 2022[5]	8,000	8,520
Bonanza Creek Energy, Inc. 6.75% 2021	6,200	6,510
Diamond Offshore Drilling, Inc. 4.875% 2043	5,850	5,798
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,586
Ecopetrol SA 7.625% 2019	450	529
Ecopetrol SA 5.875% 2023	3,750	3,909
Transportadora de Gas Peru SA 4.25% 2028[5,7]	4,425	3,850
Western Gas Partners LP 4.00% 2022	3,075	3,034
Transportadora de Gas Internacional 5.70% 2022[5]	850	878
Access Midstream Partners, L.P. 5.875% 2021	650	692
		1,542,667
Industrials 1.60%

General Electric Co. 0.85% 2015	10,000	10,057
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,360
General Electric Capital Corp. 2.95% 2016	4,650	4,871
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,653
General Electric Co. 2.70% 2022	7,750	7,433
General Electric Capital Corp. 3.10% 2023	8,500	8,219
General Electric Co. 4.125% 2042	11,000	10,352
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	50,000	52,343
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	112,300	126,399
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,786	1,787
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,8]	70,583	71,259
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,8]	31,668	31,971
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 7.75% 2019[6,7,8]	4,275	4,328
US Investigations Services, Inc., Term Loan B, 4.75% 2015[6,7,8]	14,233	13,774
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	18,437	18,298
US Investigations Services, Inc. 10.50% 2015[5]	49,850	43,743
US Investigations Services, Inc. 11.75% 2016[5]	19,814	13,870
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	84,335
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	16,685	17,102
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	22,000	22,550
Navios Maritime Holdings Inc. 7.375% 2022[5]	32,475	32,800
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	833	857
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	2,194	2,339
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	435	464
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	48	50
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	5,148	5,460
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	1,784	1,934
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[2,7,9]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	246	262
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	12,068	13,226
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	255	269
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	472	527
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,7]	4,198	4,477
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	801	846
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	3,548	3,912
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	10,510	11,174
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,715	3,086
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	$ 4,978	$ 5,691
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	259	275
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	6,788	7,339
Nortek Inc. 10.00% 2018	22,255	24,647
Nortek Inc. 8.50% 2021	33,565	37,257
JELD-WEN Escrow Corp. 12.25% 2017[5]	45,670	51,493
BE Aerospace, Inc. 5.25% 2022	48,570	49,177
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[6,7,8]	39,056	36,322
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	4,963	5,670
TransDigm Inc. 7.75% 2018	17,395	18,700
TransDigm Inc. 5.50% 2020	22,000	21,890
R.R. Donnelley & Sons Co. 7.25% 2018[3]	11,400	13,110
R.R. Donnelley & Sons Co. 7.00% 2022[3]	16,735	17,906
R.R. Donnelley & Sons Co. 6.50% 2023[3]	9,300	9,393
HD Supply, Inc. 11.50% 2020	31,580	37,501
Euramax International, Inc. 9.50% 2016	31,755	32,152
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,080
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	16,250	16,128
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	14,035	14,491
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	30,900	31,026
Union Pacific Corp. 5.125% 2014	15,325	15,345
Union Pacific Corp. 2.25% 2019	625	633
Union Pacific Corp. 3.646% 2024	9,310	9,366
Union Pacific Corp. 3.75% 2024	4,075	4,144
Union Pacific Corp. 4.85% 2044	305	317
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	13,885
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,327
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,380
Burlington Northern Santa Fe LLC 5.15% 2043	2,750	2,917
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	26,933	26,936
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	18,050	19,223
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,8]	19,000	19,142
Esterline Technologies Corp. 7.00% 2020	16,590	18,000
TRAC Intermodal 11.00% 2019	12,225	13,998
Builders Firstsource 7.625% 2021[5]	12,995	13,742
Honeywell International Inc. 3.875% 2014	13,605	13,618
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,615
CNH Capital LLC 3.25% 2017	11,500	11,716
Watco Companies 6.375% 2023[5]	10,670	10,617
Ply Gem Industries, Inc. 6.50% 2022[5]	10,325	10,209
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5,7]	9,073	9,754
Norfolk Southern Corp. 5.75% 2016	6,710	7,339
Norfolk Southern Corp. 5.75% 2018	2,000	2,302
Volvo Treasury AB 5.95% 2015[5]	8,835	9,336
Atlas Copco AB 5.60% 2017[5]	7,405	8,249
United Technologies Corp. 4.50% 2042	5,965	6,049
Safway Group Holding 7.00% 2018[5]	5,500	5,830
European Aeronautic Defence and Space Company 2.70% 2023[5]	6,000	5,682
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,589
Canadian National Railway Co. 1.45% 2016	5,010	5,088
ADS Waste Escrow 8.25% 2020	4,675	5,049
CEVA Group PLC 11.625% 2016[5]	2,450	2,585
CEVA Group PLC 8.375% 2017[5]	1,743	1,828
CSX Corp. 6.25% 2015	3,460	3,686
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

HDTFS Inc. 5.875% 2020	$ 3,000	$ 3,120
Iron Mountain Inc. 6.00% 2023[3]	950	982
Iron Mountain Inc. 5.75% 2024[3]	2,175	2,044
BakerCorp International, Inc. 8.25% 2019	2,000	2,040
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,001
ABB Finance (USA) Inc. 2.875% 2022	1,000	977
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[6,7,8]	3,054	1,663
Odebrecht Finance Ltd 7.125% 2042[5]	1,450	1,367
		1,398,325
Health care 1.50%

inVentiv Health Inc. 9.00% 2018[5]	35,035	36,962
inVentiv Health Inc. 11.00% 2018[5]	53,835	48,855
inVentiv Health Inc. 11.00% 2018[5]	23,915	21,763
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[6,7,8]	3,362	3,396
Kinetic Concepts, Inc. 10.50% 2018	64,442	74,431
Kinetic Concepts, Inc. 12.50% 2019	24,950	28,443
VPI Escrow Corp. 6.75% 2018[5]	26,700	29,403
VPI Escrow Corp. 6.375% 2020[5]	36,355	38,991
VPI Escrow Corp. 5.625% 2021[5]	11,270	11,693
VPI Escrow Corp. 7.50% 2021[5]	18,785	21,016
Forest Laboratories, Inc. 4.375% 2019[5]	37,400	37,587
Forest Laboratories, Inc. 4.875% 2021[5]	6,950	6,933
Forest Laboratories, Inc. 5.00% 2021[5]	44,600	44,488
Tenet Healthcare Corp. 4.75% 2020	8,060	8,080
Tenet Healthcare Corp. 6.00% 2020[5]	40,255	42,444
Tenet Healthcare Corp. 4.50% 2021	7,040	6,846
DJO Finance LLC 9.75% 2017	10,603	10,974
DJO Finance LLC 7.75% 2018	8,800	9,042
DJO Finance LLC 8.75% 2018	18,175	20,129
DJO Finance LLC 9.875% 2018	7,285	7,959
VWR Funding, Inc. 7.25% 2017	44,025	47,107
Humana Inc. 4.625% 2042	45,000	42,752
Select Medical Holdings Corp. 6.375% 2021	40,530	40,885
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,6,7,8]	12,070	12,070
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,6,7,8]	9,200	9,200
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,6,7,8,10]	17,742	17,742
HCA Inc. 6.375% 2015	7,400	7,724
HCA Inc., Term Loan B5, 2.91% 2017[6,7,8]	6,276	6,295
HCA Inc. 6.50% 2020	22,595	24,967
Express Scripts Inc. 2.75% 2014	1,000	1,018
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,514
Express Scripts Inc. 3.125% 2016	13,564	14,168
Express Scripts Inc. 2.65% 2017	2,595	2,691
Express Scripts Inc. 7.25% 2019	8,985	11,115
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	31,769	31,829
Patheon Inc. 7.50% 2022[5]	2,845	2,849
Symbion Inc. 8.00% 2016	32,230	34,043
INC Research LLC 11.50% 2019[5]	29,160	32,878
Novartis Capital Corp. 4.125% 2014	17,250	17,259
Novartis Capital Corp. 2.90% 2015	14,000	14,443
Boston Scientific Corp. 6.40% 2016	21,735	24,279
Boston Scientific Corp. 6.00% 2020	5,375	6,257
AbbVie Inc. 2.90% 2022	11,875	11,407
AbbVie Inc. 4.40% 2042	19,270	18,682
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Roche Holdings, Inc. 6.00% 2019[5]	$12,983	$ 15,387
Roche Holdings, Inc. 7.00% 2039[5]	9,250	12,746
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,626
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,430
Thermo Fisher Scientific Inc. 4.15% 2024	10,250	10,455
Amgen Inc. 5.375% 2043	25,000	26,812
Centene Corp. 5.75% 2017	23,240	24,867
Cardinal Health, Inc. 4.00% 2015	3,000	3,137
Cardinal Health, Inc. 5.80% 2016	10,000	11,245
Cardinal Health, Inc. 1.90% 2017	740	745
Cardinal Health, Inc. 1.70% 2018	9,125	9,151
Cardinal Health, Inc. 3.20% 2023	580	561
Grifols Inc. 8.25% 2018	21,643	23,131
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,621
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,810
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	11,430	11,430
UnitedHealth Group Inc. 6.00% 2017	12,430	14,285
UnitedHealth Group Inc. 1.625% 2019	4,500	4,410
UnitedHealth Group Inc. 2.75% 2023	660	623
UnitedHealth Group Inc. 2.875% 2023	1,500	1,433
GlaxoSmithKline Capital Inc. 1.50% 2017	10,160	10,243
GlaxoSmithKline Capital Inc. 2.80% 2023	7,500	7,181
GlaxoSmithKline Capital Inc. 4.20% 2043	2,000	1,931
Merck & Co., Inc. 1.10% 2018	6,710	6,633
Merck & Co., Inc. 2.80% 2023	11,500	11,021
PRA Holdings, Inc. 9.50% 2023[5]	14,435	15,662
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	15,430	15,649
Baxter International Inc. 1.85% 2018	5,180	5,200
Baxter International Inc. 3.20% 2023	9,000	8,832
McKesson Corp. 0.95% 2015	1,135	1,138
McKesson Corp. 3.25% 2016	7,525	7,888
McKesson Corp. 1.40% 2018	745	734
McKesson Corp. 4.75% 2021	3,475	3,792
Multiplan Inc. 9.875% 2018[5]	11,200	12,208
Gilead Sciences, Inc. 3.05% 2016	10,265	10,852
Gilead Sciences, Inc. 5.65% 2041	465	545
Coventry Health Care, Inc. 6.30% 2014	8,370	8,627
Aetna Inc. 1.50% 2017	1,335	1,327
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[6,7,8]	8,125	8,219
IMS Health Inc. 7.375% 2018[5,10]	7,320	7,604
ConvaTec Finance International SA 8.25% 2019[5,10]	7,350	7,570
DENTSPLY International Inc. 2.75% 2016	5,620	5,847
Teve Pharmaceutical Finance Company BV, 2.95% 2022	2,000	1,855
WellPoint, Inc. 2.30% 2018	1,370	1,381
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	986
		1,307,439
Materials 1.00%

FMG Resources 6.375% 2016[5]	3,000	3,113
FMG Resources 6.00% 2017[5]	56,380	59,798
FMG Resources 6.875% 2018[5]	36,535	38,499
FMG Resources 8.25% 2019[5]	9,450	10,442
FMG Resources 6.875% 2022[5]	11,975	12,978
ArcelorMittal 4.25% 2015[6]	4,000	4,135
ArcelorMittal 5.00% 2017[6]	15,680	16,542
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

ArcelorMittal 6.00% 2021[6]	$ 7,430	$ 7,802
ArcelorMittal 6.75% 2022[6]	29,045	31,478
ArcelorMittal 7.25% 2041[6]	51,046	49,196
Inmet Mining Corp. 8.75% 2020[5]	60,272	68,861
Inmet Mining Corp. 7.50% 2021[5]	29,835	33,564
Xstrata Canada Financial Corp. 2.85% 2014[5]	5,000	5,070
Glencore Xstrata LLC 1.70% 2016[5]	3,000	3,007
Xstrata Canada Financial Corp. 2.70% 2017[5,6]	7,500	7,602
Xstrata Canada Financial Corp. 3.60% 2017[5]	5,000	5,255
Glencore Xstrata LLC 1.599% 2019[5,6]	3,000	2,927
Glencore Xstrata LLC 2.50% 2019[5]	10,000	9,684
Xstrata Canada Financial Corp. 4.95% 2021[5]	11,500	11,868
Glencore Xstrata LLC 4.125% 2023[5]	29,140	27,352
Xstrata Canada Financial Corp. 5.55% 2042[5,6]	5,750	5,373
Reynolds Group Inc. 7.125% 2019	8,000	8,500
Reynolds Group Inc. 7.875% 2019	1,555	1,718
Reynolds Group Inc. 9.875% 2019	3,225	3,580
Reynolds Group Inc. 5.75% 2020	61,840	63,541
JMC Steel Group Inc. 8.25% 2018[5]	41,158	42,701
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,031
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,256
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,538
Rio Tinto Finance (USA) Ltd. 2.25% 2018	8,995	9,054
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	3,944
Ryerson Inc. 9.00% 2017	18,800	20,374
Ryerson Inc. 11.25% 2018	10,975	12,045
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	11,827
BHP Billiton Finance (USA) Ltd. 5.00% 2043	12,690	13,187
Cliffs Natural Resources Inc. 3.95% 2018[3]	3,250	3,239
Cliffs Natural Resources Inc. 4.875% 2021[3]	20,437	19,313
Cliffs Natural Resources Inc. 6.25% 2040[3]	1,000	810
Walter Energy, Inc. 9.50% 2019[5]	12,725	12,980
Walter Energy, Inc. 9.875% 2020	12,150	9,234
Teck Resources Ltd. 4.75% 2022	5,745	5,967
Teck Resources Ltd. 6.25% 2041	1,750	1,806
Teck Resources Ltd. 5.20% 2042	5,315	4,793
Teck Resources Ltd. 5.40% 2043	9,435	8,931
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[6,7,8]	12,133	12,275
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	7,310	7,913
Newcrest Finance Pty Ltd. 4.45% 2021[5]	11,165	9,645
Newcrest Finance Pty Ltd. 4.20% 2022[5]	9,920	8,296
LSB Industries, Inc. 7.75% 2019[5]	16,800	17,892
Georgia Gulf Corp. 4.625% 2021[5]	14,625	14,351
Georgia Gulf Corp. 4.875% 2023[5]	2,400	2,295
Holcim Ltd. 6.00% 2019[5]	1,607	1,859
Holcim Ltd. 5.15% 2023[5]	12,595	13,504
Newpage Corp., Term Loan B, 7.75% 2018[6,7,8]	14,370	14,684
Ball Corp. 5.75% 2021	8,615	9,089
Ball Corp. 5.00% 2022	4,915	4,909
Ecolab Inc. 3.00% 2016	7,455	7,844
Ecolab Inc. 4.35% 2021	1,000	1,070
Ecolab Inc. 5.50% 2041	750	839
OMNOVA Solutions Inc. 7.875% 2018	8,500	9,180
PQ Corp. 8.75% 2018[5]	7,700	8,412
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Smurfit Capital Funding PLC 7.50% 2025	$ 7,125	$ 7,838
International Paper Co. 7.30% 2039	5,615	7,296
Taminco Global Chemical Corp. 9.75% 2020[5]	4,940	5,607
Dow Chemical Co. 5.25% 2041	4,000	4,128
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,523
Arbermarle Corp. 5.10% 2015	2,570	2,675
Caraustar, Term Loan, 7.50% 2019[6,7,8]	2,131	2,190
Packaging Dynamics Corp. 8.75% 2016[5]	1,970	2,024
Praxair, Inc. 4.375% 2014	1,000	1,006
Mosaic Co. 4.25% 2023	800	803
		874,062
Information technology 0.98%

First Data Corp. 7.375% 2019[5]	28,325	30,308
First Data Holdings, Inc. 14.50% 2019[5,10]	36,675	33,242
First Data Corp. 6.75% 2020[5]	19,025	20,119
First Data Corp. 8.25% 2021[5]	10,250	10,916
First Data Corp. 11.75% 2021[5]	120,595	124,514
First Data Corp. 11.75% 2021[5]	25,925	26,768
First Data Corp. 12.625% 2021	42,539	49,770
First Data Corp. 8.75% 2022[5,6,10]	74,691	79,919
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	70,195	69,990
SRA International, Inc. 11.00% 2019	58,195	60,959
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,613
Freescale Semiconductor, Inc. 5.00% 2021[5]	49,340	49,217
Freescale Semiconductor, Inc. 6.00% 2022[5]	19,075	19,886
SunGard Data Systems Inc. 7.375% 2018	32,050	34,053
SunGard Data Systems Inc. 7.625% 2020	29,540	32,605
Alcatel-Lucent USA Inc. 4.625% 2017[5]	36,150	36,240
Alcatel-Lucent USA Inc. 6.75% 2020[5]	4,350	4,481
Alcatel-Lucent USA Inc. 8.875% 2020[5]	15,675	17,438
Jabil Circuit, Inc. 8.25% 2018	20,925	24,796
Jabil Circuit, Inc. 5.625% 2020	10,650	11,129
Lawson Software, Inc. 9.375% 2019	25,800	29,154
International Business Machines Corp. 1.95% 2016	10,000	10,313
International Business Machines Corp. 2.00% 2016	10,000	10,285
International Business Machines Corp. 1.625% 2020	4,000	3,810
Ceridian Corp. 11.25% 2015	15,000	15,150
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,433
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,340
Serena Software, Inc. 10.375% 2016	10,776	10,776
Xerox Corp. 6.40% 2016	768	850
Xerox Corp. 2.95% 2017	7,940	8,211
Xerox Corp. 6.75% 2017	360	411
NXP BV and NXP Funding LLC 3.75% 2018[5]	7,100	7,135
Oracle Corp. 2.375% 2019	4,000	4,082
Samsung Electronics America, Inc. 1.75% 2017[5]	3,500	3,506
Compucom Systems Inc., 7.00% 2021[5]	1,425	1,429
		857,848
Consumer staples 0.82%

Altria Group, Inc. 9.70% 2018	6,081	8,117
Altria Group, Inc. 9.25% 2019	18,542	24,695
Altria Group, Inc. 4.75% 2021	2,500	2,736
Altria Group, Inc. 4.00% 2024	2,600	2,605
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Altria Group, Inc. 9.95% 2038	$23,500	$37,406
Altria Group, Inc. 4.25% 2042	20,000	17,646
Altria Group, Inc. 4.50% 2043	22,000	20,249
Altria Group, Inc. 5.375% 2044	7,000	7,235
Anheuser-Busch InBev NV 3.625% 2015	21,000	21,807
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,352
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,508
Anheuser-Busch InBev NV 7.75% 2019	25,000	31,431
Anheuser-Busch InBev NV 3.70% 2024	4,000	4,075
Kraft Foods Inc. 2.25% 2017	3,500	3,598
Kraft Foods Inc. 5.375% 2020	4,712	5,397
Kraft Foods Inc. 5.00% 2042	32,000	32,824
SABMiller Holdings Inc. 2.45% 2017[5]	1,100	1,138
SABMiller Holdings Inc. 2.20% 2018[5]	12,200	12,343
SABMiller Holdings Inc. 3.75% 2022[5]	20,000	20,533
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	7,280
Coca-Cola Co. 1.50% 2015	10,590	10,801
Coca-Cola Co. 1.80% 2016	10,000	10,267
Coca-Cola Co. 2.45% 2020	1,500	1,494
Coca-Cola Co. 3.20% 2023	15,725	15,511
Constellation Brands, Inc. 8.375% 2014	2,175	2,300
Constellation Brands, Inc. 7.25% 2017	16,425	19,053
Constellation Brands, Inc. 3.75% 2021	1,750	1,678
Constellation Brands, Inc. 6.00% 2022	2,825	3,093
Constellation Brands, Inc. 4.25% 2023	8,250	7,817
CVS Caremark Corp. 2.25% 2018	8,750	8,838
CVS Caremark Corp. 4.00% 2023	23,300	23,927
CVS Caremark Corp. 5.30% 2043	750	811
Pernod Ricard SA 2.95% 2017[5]	23,000	23,962
Pernod Ricard SA 4.45% 2022[5]	8,500	8,832
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,301
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,489
Wal-Mart Stores, Inc. 2.55% 2023	3,250	3,052
Wal-Mart Stores, Inc. 4.00% 2043	2,750	2,578
Reynolds American Inc. 3.25% 2022	11,150	10,542
Reynolds American Inc. 4.85% 2023	9,535	10,002
Reynolds American Inc. 4.75% 2042	3,000	2,790
Reynolds American Inc. 6.15% 2043	2,500	2,807
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,212
WM. Wrigley Jr. Co 3.375% 2020[5]	22,500	22,876
Rite Aid Corp. 10.25% 2019	10,090	11,212
Rite Aid Corp. 8.00% 2020	8,000	9,020
Procter & Gamble Co. 3.50% 2015	17,250	17,811
Unilever Capital Corp. 3.65% 2014	17,500	17,516
Imperial Tobacco Finance PLC 2.05% 2018[5]	5,000	4,981
Imperial Tobacco Finance PLC 3.50% 2023[5]	12,500	11,970
PepsiCo, Inc. 3.10% 2015	10,000	10,261
PepsiCo, Inc. 2.50% 2016	5,000	5,193
ConAgra Foods, Inc. 1.90% 2018	3,750	3,742
ConAgra Foods, Inc. 3.20% 2023	11,580	11,086
Ingles Markets, Inc. 5.75% 2023	14,450	14,197
British American Tobacco International Finance PLC 2.125% 2017[5]	2,000	2,044
British American Tobacco International Finance PLC 9.50% 2018[5]	8,705	11,569
Tyson Foods, Inc. 6.60% 2016[6]	11,500	12,836
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Smithfield Foods, Inc. 7.75% 2017	$ 2,000	$ 2,322
Smithfield Foods, Inc. 5.25% 2018[5]	1,500	1,566
Smithfield Foods, Inc. 5.875% 2021[5]	3,250	3,307
Smithfield Foods, Inc. 6.625% 2022	4,900	5,182
Philip Morris International Inc. 1.875% 2019	1,400	1,392
Philip Morris International Inc. 3.60% 2023	10,565	10,500
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,396
Kimberly-Clark Corp. 7.50% 2018	9,000	11,312
Mondelez International, Inc. 4.00% 2024	8,400	8,533
Del Monte Corp. 7.625% 2019	6,125	6,370
Brasil Foods SA 5.875% 2022[5]	3,250	3,226
Brasil Foods SA 5.875% 2022	1,500	1,489
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,232
Kroger Co. 4.00% 2024	2,935	2,965
		710,238
Utilities 0.66%

Sierra Pacific Power Co. 6.00% 2016	4,000	4,471
MidAmerican Energy Co. 5.95% 2017	10,625	12,290
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,401
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,532
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	14,859	18,308
NV Energy, Inc 6.25% 2020	20,420	24,259
MidAmerican Energy Holdings Co. 3.75% 2023[5]	6,000	5,988
MidAmerican Energy Holdings Co. 5.15% 2043[5]	6,865	7,320
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	32,915
CMS Energy Corp. 8.75% 2019	695	902
CMS Energy Corp. 6.25% 2020	20,415	23,970
CMS Energy Corp. 5.05% 2022	13,891	15,426
Electricité de France SA 1.15% 2017[5]	3,500	3,511
Electricité de France SA 6.95% 2039[5]	8,000	10,071
Electricité de France SA 5.25% (undated)[5,6]	25,505	24,688
NRG Energy, Inc. 8.25% 2020	3,850	4,225
NRG Energy, Inc. 6.25% 2022[5]	13,700	13,768
NRG Energy, Inc. 6.625% 2023	18,300	18,780
AES Corp. 7.75% 2015	10,000	11,000
AES Corp. 8.00% 2017	4,000	4,680
AES Corp. 8.00% 2020	7,000	8,138
AES Corp. 7.375% 2021	10,125	11,264
Duke Energy Corp. 3.95% 2023	6,000	6,134
Progress Energy, Inc. 7.00% 2031	3,000	3,810
Progress Energy, Inc. 7.75% 2031	3,000	4,031
Duke Energy Indiana, Inc. 4.90% 2043	17,000	18,419
FirstEnergy Corp., Series B, 4.25% 2023	31,465	30,641
EDP Finance BV 5.25% 2021[5]	22,500	22,962
Enel Finance International SA 6.00% 2039[5]	3,000	3,007
Enel Società per Azioni 8.75% 2073[5,6]	17,000	18,519
TXU, Term Loan, 3.668% 2014[6,7,8]	3,000	2,115
TXU, Term Loan, 4.668% 2017[6,7,8]	26,204	18,282
Xcel Energy Inc. 4.70% 2020	5,341	5,994
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	14,389	13,618
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	72	94
E.ON International Finance BV 5.80% 2018[5]	17,000	19,593
American Electric Power Co. 1.65% 2017	2,295	2,274
American Electric Power Co. 2.95% 2022	16,085	15,351
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

CenterPoint Energy Resources Corp. 4.50% 2021	$ 16,130	$ 17,611
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,413
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	2,000	2,283
Eskom Holdings Ltd. 5.75% 2021[5]	6,820	6,701
Eskom Holdings SOC Ltd. 6.75% 2023[5]	5,000	5,064
Midwest Generation, LLC, Series B, 8.56% 2016[7,9]	9,761	11,176
Pacific Gas and Electric Co. 3.85% 2023	10,460	10,601
Entergy Corp. 4.70% 2017	8,000	8,611
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,303
Teco Finance, Inc. 5.15% 2020	5,731	6,425
Tampa Electric Co. 2.60% 2022	700	665
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,228
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,205
AES Panamá, SA 6.35% 2016[5]	4,727	5,104
National Grid PLC 6.30% 2016	4,000	4,501
CEZ, a s 4.25% 2022[5]	2,820	2,886
Colbun SA 6.00% 2020[5]	2,000	2,190
Comision Federal de Electricidad 4.875% 2024[5]	2,000	1,980
Veolia Environnement 6.00% 2018	625	716
Veolia Environnement 6.75% 2038	500	579
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,161
		577,154
Total corporate bonds & notes		13,637,648
U.S. Treasury bonds & notes 2.39%
U.S. Treasury 2.15%

U.S. Treasury 0.25% 2014	47,048	47,083
U.S. Treasury 0.75% 2014	29,047	29,118
U.S. Treasury 1.875% 2014	143,000	143,179
U.S. Treasury 2.625% 2014	64,000	64,797
U.S. Treasury 2.625% 2014	11,905	12,028
U.S. Treasury 1.50% 2016	80,500	82,477
U.S. Treasury 1.75% 2016	95,000	97,875
U.S. Treasury 2.00% 2016	117,000	120,871
U.S. Treasury 2.375% 2016	100,000	104,270
U.S. Treasury 7.50% 2016	20,000	23,800
U.S. Treasury 1.625% 2022	198,250	184,047
U.S. Treasury 2.50% 2023	264,300	261,514
U.S. Treasury 6.25% 2023	135,000	177,663
U.S. Treasury 5.50% 2028	55,500	71,023
U.S. Treasury 5.375% 2031	38,475	49,185
U.S. Treasury 4.50% 2036	87,935	102,719
U.S. Treasury 4.625% 2040	15,150	18,054
U.S. Treasury 3.75% 2041	52,350	54,133
U.S. Treasury 2.75% 2042	7,325	6,182
U.S. Treasury 2.75% 2042	6,950	5,879
U.S. Treasury 3.00% 2042	56,175	50,202
U.S. Treasury 2.875% 2043	2,497	2,158
U.S. Treasury 3.125% 2043	84,075	76,686
U.S. Treasury 3.625% 2043	87,500	87,808
		1,872,751
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[12] 0.24%	(000)	(000)

U.S. Treasury Inflation-Protected Security 1.875% 2015	$45,536	$ 48,021
U.S. Treasury Inflation-Protected Security 0.125% 2017	41,048	42,530
U.S. Treasury Inflation-Protected Security 0.625% 2024	69,922	70,656
U.S. Treasury Inflation-Protected Security 0.75% 2042	49,256	42,701
U.S. Treasury Inflation-Protected Security 0.625% 2043	7,097	5,905
		209,813
Total U.S. Treasury bonds & notes		2,082,564
Mortgage-backed obligations[7] 1.74%

Fannie Mae 5.50% 2018	60	64
Fannie Mae 6.00% 2021	240	264
Fannie Mae 4.50% 2024	2,897	3,110
Fannie Mae 5.50% 2024	313	343
Fannie Mae 4.50% 2025	2,903	3,114
Fannie Mae 4.50% 2025	1,979	2,130
Fannie Mae 4.50% 2025	1,848	1,983
Fannie Mae 4.50% 2025	1,772	1,901
Fannie Mae, Series 2001-4, Class GA, 9.529% 2025[6]	162	187
Fannie Mae, Series 2001-4, Class NA, 10.598% 2025[6]	5	5
Fannie Mae 6.00% 2026	4,824	5,326
Fannie Mae 7.00% 2026	645	737
Fannie Mae 2.50% 2027	1,855	1,864
Fannie Mae 2.50% 2027	1,423	1,430
Fannie Mae 2.50% 2027	1,257	1,263
Fannie Mae 2.50% 2027	1,167	1,172
Fannie Mae 2.50% 2027	702	706
Fannie Mae 2.50% 2027	573	576
Fannie Mae 2.50% 2027	567	570
Fannie Mae 2.50% 2028	45,467	45,797
Fannie Mae 2.50% 2028	15,295	15,368
Fannie Mae 2.50% 2028	4,045	4,071
Fannie Mae 2.50% 2028	4,003	4,029
Fannie Mae 2.50% 2028	3,819	3,843
Fannie Mae 2.50% 2028	3,627	3,650
Fannie Mae 2.50% 2028	3,087	3,107
Fannie Mae 2.50% 2028	2,672	2,689
Fannie Mae 2.50% 2028	2,463	2,475
Fannie Mae 2.50% 2028	1,971	1,984
Fannie Mae 2.50% 2028	1,969	1,982
Fannie Mae 2.50% 2028	1,947	1,959
Fannie Mae 2.50% 2028	1,313	1,321
Fannie Mae 2.50% 2028	1,300	1,308
Fannie Mae 2.50% 2028	1,213	1,219
Fannie Mae 2.50% 2028	1,199	1,206
Fannie Mae 2.50% 2028	1,068	1,074
Fannie Mae 2.50% 2028	1,045	1,050
Fannie Mae 2.50% 2028	987	994
Fannie Mae 2.50% 2028	984	990
Fannie Mae 2.50% 2028	983	990
Fannie Mae 2.50% 2028	980	986
Fannie Mae 2.50% 2028	966	972
Fannie Mae 2.50% 2028	699	704
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 236	$ 237
Fannie Mae 2.50% 2028	142	143
Fannie Mae 6.00% 2028	5,134	5,695
Fannie Mae 7.00% 2028	1,786	2,033
Fannie Mae 7.00% 2028	309	352
Fannie Mae, Series 2001-20, Class E, 9.572% 2031[6]	172	195
Fannie Mae 5.50% 2033	755	835
Fannie Mae 4.50% 2034	22,316	24,059
Fannie Mae 5.50% 2035	733	810
Fannie Mae 5.50% 2036	5,248	5,788
Fannie Mae 6.00% 2036	2,283	2,533
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	2,148	2,394
Fannie Mae 6.00% 2036	1,676	1,867
Fannie Mae 6.00% 2036	1,052	1,168
Fannie Mae 2.451% 2037[6]	2,479	2,606
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,900	8,645
Fannie Mae 6.00% 2037	24,532	27,302
Fannie Mae 6.00% 2037	4,650	5,210
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,587	5,077
Fannie Mae 6.00% 2037	3,964	4,412
Fannie Mae 6.00% 2037	258	279
Fannie Mae 6.50% 2037	1,681	1,881
Fannie Mae 6.50% 2037	1,433	1,619
Fannie Mae 6.50% 2037	1,060	1,179
Fannie Mae 6.50% 2037	385	430
Fannie Mae 7.00% 2037	972	1,094
Fannie Mae 7.00% 2037	633	713
Fannie Mae 7.50% 2037	944	1,080
Fannie Mae 7.50% 2037	112	129
Fannie Mae 7.50% 2037	86	98
Fannie Mae 8.00% 2037	106	122
Fannie Mae 5.50% 2038	1,252	1,379
Fannie Mae 6.00% 2038	6,029	6,689
Fannie Mae 6.00% 2038	4,860	5,411
Fannie Mae 6.00% 2038	2,515	2,788
Fannie Mae 4.50% 2039	34,512	37,207
Fannie Mae 6.00% 2039	2,724	3,024
Fannie Mae 6.50% 2039	1,174	1,311
Fannie Mae 4.00% 2040	15,972	16,759
Fannie Mae 4.00% 2040	10,155	10,654
Fannie Mae 4.00% 2040	9,491	9,968
Fannie Mae 4.00% 2040	555	583
Fannie Mae 4.194% 2040[6]	1,222	1,303
Fannie Mae 4.50% 2040	114	123
Fannie Mae 4.50% 2040	112	120
Fannie Mae 5.00% 2040	12,280	13,455
Fannie Mae 4.00% 2041	13,113	13,767
Fannie Mae 4.00% 2041	10,025	10,523
Fannie Mae 4.00% 2041	960	1,008
Fannie Mae 4.00% 2041	564	592
Fannie Mae 4.00% 2041	452	475
Fannie Mae 4.00% 2041	319	335
Fannie Mae 4.50% 2041	344	370
Fannie Mae 5.00% 2041	738	811
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 5.00% 2041	$ 660	$ 723
Fannie Mae 5.00% 2041	534	586
Fannie Mae 5.00% 2041	447	488
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	552	624
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	442	516
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	295	348
Fannie Mae 3.50% 2042	37,572	38,178
Fannie Mae 3.50% 2042	27,851	28,302
Fannie Mae 3.50% 2042	10,590	10,768
Fannie Mae 4.00% 2042	32,173	33,773
Fannie Mae 4.00% 2042	11,375	11,943
Fannie Mae 4.00% 2042	4,814	5,056
Fannie Mae 4.00% 2042	1,582	1,661
Fannie Mae, Series 2002-W1, Class 2A, 6.659% 2042[6]	822	971
Fannie Mae 3.00% 2043	18,250	17,802
Fannie Mae 3.00% 2043	13,318	12,991
Fannie Mae 3.00% 2043	1,703	1,660
Fannie Mae 3.00% 2043	1,154	1,125
Fannie Mae 3.00% 2043	1,078	1,051
Fannie Mae 4.00% 2043	11,540	12,130
Fannie Mae 4.00% 2043	11,108	11,673
Fannie Mae 4.00% 2043	5,003	5,253
Fannie Mae 4.00% 2043	4,212	4,426
Fannie Mae 4.00% 2043	3,962	4,168
Fannie Mae 4.00% 2043	3,943	4,143
Fannie Mae 4.00% 2043	3,646	3,831
Fannie Mae 4.00% 2043	3,230	3,398
Fannie Mae 4.00% 2043	2,937	3,084
Fannie Mae 4.00% 2043	991	1,040
Fannie Mae 3.50% 2044	42,362	43,007
Fannie Mae 4.50% 2044	30,500	32,722
Fannie Mae 6.50% 2047	1,070	1,173
Fannie Mae 6.50% 2047	796	873
Fannie Mae 6.50% 2047	463	508
Fannie Mae 6.50% 2047	420	460
Fannie Mae 6.50% 2047	377	413
Fannie Mae 6.50% 2047	126	138
Fannie Mae 7.00% 2047	1,045	1,157
Fannie Mae 7.00% 2047	404	447
Fannie Mae 7.00% 2047	323	357
Fannie Mae 7.00% 2047	295	327
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,186
Freddie Mac, Series 2289, Class NB, 10.025% 2022[6]	19	21
Freddie Mac, Series 2013-DN2, Class M-1, 1.608% 2023[6]	3,950	3,971
Freddie Mac, Series 2013-DN1, Class M-1, 3.558% 2023[6]	4,548	4,719
Freddie Mac 5.00% 2023	3,875	4,176
Freddie Mac 5.00% 2023	3,653	3,934
Freddie Mac 5.00% 2023	3,579	3,857
Freddie Mac 5.00% 2023	1,255	1,358
Freddie Mac 6.00% 2026	712	790
Freddie Mac 6.00% 2027	1,250	1,384
Freddie Mac 2.476% 2035[6]	1,958	2,082
Freddie Mac 4.50% 2035	23,140	24,868
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,324	1,458
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Freddie Mac, Series 3257, Class PA, 5.50% 2036	$ 7,951	$ 8,783
Freddie Mac, Series 3286, Class JN, 5.50% 2037	7,501	8,217
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,413	8,121
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,122	4,516
Freddie Mac 5.50% 2037	1,258	1,378
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,677	8,501
Freddie Mac 5.50% 2038	3,242	3,551
Freddie Mac 6.50% 2038	3,607	4,029
Freddie Mac 4.50% 2039	1,902	2,040
Freddie Mac 5.00% 2039	4,455	4,903
Freddie Mac 5.00% 2039	2,905	3,201
Freddie Mac 5.00% 2039	1,904	2,075
Freddie Mac 5.50% 2039	1,648	1,804
Freddie Mac 4.50% 2040	47,654	51,131
Freddie Mac 4.00% 2041	2,739	2,865
Freddie Mac 4.50% 2041	4,652	4,994
Freddie Mac 4.50% 2041	4,514	4,842
Freddie Mac 4.50% 2041	4,062	4,360
Freddie Mac 5.00% 2041	266	290
Freddie Mac 4.50% 2042	7,392	7,929
Freddie Mac 4.50% 2042	4,726	5,068
Freddie Mac 4.00% 2043	7,780	8,148
Freddie Mac 4.00% 2043	7,172	7,515
Freddie Mac 4.00% 2043	5,770	6,053
Freddie Mac 4.00% 2043	4,509	4,725
Freddie Mac 4.00% 2043	3,607	3,788
Freddie Mac 4.00% 2043	3,421	3,582
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[6]	19,446	21,027
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.873% 2045[6]	14,700	16,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5]	7,500	7,853
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	24,000	25,247
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	441	441
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.709% 2049[6]	15,450	17,269
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,000	5,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 5.994% 2051[6]	20,950	23,252
Government National Mortgage Assn. 10.00% 2021	356	416
Government National Mortgage Assn. 10.00% 2025	336	385
Government National Mortgage Assn. 4.50% 2041	2,388	2,604
Government National Mortgage Assn. 4.00% 2043	65,340	69,437
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,673	1,814
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	1,956	1,979
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	15,020	16,197
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6]	13,000	14,427
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6]	10,000	10,773
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	27,410	29,762
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[6]	11,290	12,720
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	2,116	2,120
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	8,000	8,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	19,050	20,897
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.922% 2051[6]	8,500	9,541
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	9,941	11,011
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	15,000	16,011
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	10,035	11,134
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	7,520	7,530
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[6]	$ 6,865	$ 7,494
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,051
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6]	7,879	8,734
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.281% 2044[6]	13,000	13,901
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.311% 2045[6]	9,784	9,817
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[6]	5,500	5,828
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	14,451
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	15,500	16,425
Aventura Mall Trust, Series A, 3.743% 2032[5,6]	12,250	12,818
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[6]	11,422	12,033
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	8,169	7,266
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 4.741% 2047[6]	5,089	3,606
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[5]	10,000	10,338
Bank of Montreal 2.85% 2015[5]	10,000	10,332
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[6]	3,000	3,162
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.62% 2049[6]	5,000	5,554
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	6,728	7,683
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	7,166	7,516
Commonwealth Bank of Australia 0.75% 2017[5]	7,000	7,017
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.544% 2036[6]	8,129	6,885
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5]	6,555	6,605
National Australia Bank 1.25% 2018[5]	5,000	4,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.057% 2036[6]	5,935	4,925
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[6]	3,460	3,862
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	2,865	3,019
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	2,226	2,367
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	1,768	1,783
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	716
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	136	139
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.454% 2031[5,6]	1,338	25
		1,513,232
Federal agency bonds & notes 0.32%

Freddie Mac 2.50% 2016	22,500	23,527
Freddie Mac 1.00% 2017	56,000	55,882
Freddie Mac 0.75% 2018	9,000	8,807
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[7]	11,000	10,794
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[7]	7,265	7,173
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[7]	6,906	6,858
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[7]	5,880	5,912
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[7]	4,095	4,236
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[7]	8,000	7,624
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	8,995	8,521
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	8,280	7,930
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[7]	7,000	6,792
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[7]	9,800	9,803
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[7]	8,000	7,480
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6,7]	4,285	4,038
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[7]	12,231	11,780
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[7]	7,000	6,878
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[6,7]	9,141	9,169
Fannie Mae, Series 2014-M-1, multifamily 3.396% 2023[6,7]	450	454
Fannie Mae 6.25% 2029	32,000	41,482
Fannie Mae 7.125% 2030	1,500	2,110
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

CoBank, ACB 7.875% 2018[5]	$10,000	$ 12,127
CoBank, ACB 0.843% 2022[5,6]	8,315	7,608
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,637
Tennessee Valley Authority, Series A, 3.875% 2021	850	926
Tennessee Valley Authority 1.875% 2022	850	780
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	715
Private Export Funding Corp. 3.55% 2024	545	558
Federal Home Loan Bank 5.50% 2036	100	121
		280,722
Bonds & notes of governments & government agencies outside the U.S. 0.13%

Polish Government 6.375% 2019	13,385	15,711
Polish Government 5.00% 2022	3,000	3,217
Polish Government 4.00% 2024	9,665	9,520
Croatian Government 6.75% 2019	4,800	5,142
Croatian Government 6.375% 2021	5,000	5,200
Croatian Government 5.50% 2023[5]	625	598
Spanish Government 4.00% 2018[5]	10,000	10,517
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	10,000	10,165
Colombia (Republic of) Global 5.625% 2044	10,000	9,775
Israeli Government 5.125% 2019	3,000	3,396
Israeli Government 4.00% 2022	2,700	2,799
Israeli Government 4.50% 2043	3,195	2,909
Russian Federation 3.25% 2017	3,000	3,147
Russian Federation 3.25% 2017[5]	2,800	2,937
Russian Federation 7.50% 2030[7]	980	1,130
United Mexican States Government Global 5.55% 2045	7,000	6,930
Turkey (Republic of) 4.557% 2018[5]	1,200	1,187
Turkey (Republic of) 5.625% 2021	5,400	5,420
Indonesia (Republic of) 5.875% 2024[5]	4,750	4,851
Latvia (Republic of) 2.75% 2020	4,250	4,067
Hungarian Government 6.25% 2020	3,410	3,666
		112,284
Asset-backed obligations[7] 0.04%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	8,500	8,511
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.288% 2026[6]	1,873	1,739
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.288% 2029[6]	4,139	3,895
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.30% 2037[6]	2,169	1,913
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.31% 2037[6]	3,801	3,413
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	4,484	4,634
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5]	2,031	2,078
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,6]	1,145	1,231
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	2,760	2,761
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.258% 2037[6]	13,988	2,605
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,266
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.318% 2037[6]	2,194	1,876
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6]	883	936
		37,858
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals 0.04%	(000)	(000)

State of California, Various Purpose General Obligation Bonds, 6.20% 2019	$ 24,675	$ 29,443
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	6,500	6,497
State of New Jersey, Economic Development Authority,
Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	1,875	1,784
		37,724
Miscellaneous 0.03%

Other bonds & notes in initial period of acquisition		23,307
Total bonds, notes & other debt instruments (cost: $16,985,522,000)		17,725,339
Short-term securities 5.42%

Freddie Mac 0.09%–0.16% due 2/4–11/17/2014	1,606,700	1,606,235
Federal Home Loan Bank 0.055%–0.18% due 2/3–12/15/2014	1,182,065	1,181,813
Fannie Mae 0.105%–0.16% due 2/3–10/27/2014	695,700	695,473
Coca-Cola Co. 0.06%–0.14% due 3/13–4/24/2014[5]	229,300	229,262
General Electric Co. 0.05% due 2/13/2014	100,000	99,998
General Electric Capital Corp. 0.14% due 2/19–2/21/2014	89,500	89,496
Federal Farm Credit Banks 0.11%–0.15% due 4/10–11/4/2014	182,100	182,020
Private Export Funding Corp. 0.13%–0.235% due 2/13–8/15/2014[5]	97,300	97,273
Emerson Electric Co. 0.08%–0.10% due 2/20–4/17/2014[5]	91,700	91,692
Cisco Systems, Inc. 0.07% due 3/20/2014[5]	65,600	65,588
Wells Fargo & Co. 0.20%–0.22% due 2/4–6/17/2014	60,000	59,974
National Rural Utilities Cooperative Finance Corp. 0.09% due 2/11/2014	50,000	49,999
Chevron Corp. 0.07% due 3/24/2014[5]	50,000	49,990
John Deere Financial Ltd. 0.07% due 2/10–2/12/2014[5]	47,600	47,599
Medtronic Inc. 0.07% due 3/13/2014[5]	45,100	45,096
Regents of the University of California 0.12% due 2/6/2014	30,196	30,195
Walt Disney Co. 0.07% due 2/27/2014[5]	28,475	28,474
Abbott Laboratories 0.10% due 4/4/2014[5]	25,800	25,798
Jupiter Securitization Co., LLC 0.28% due 10/14/2014[5]	25,000	24,949
ExxonMobil Corp. 0.06% due 3/13/2014	18,300	18,299
Google Inc. 0.07% due 3/11/2014[5]	3,600	3,600
Total short-term securities (cost: $4,722,143,000)		4,722,823
Total investment securities (cost: $71,994,116,000)		87,110,634
Other assets less liabilities		60,491
Net assets		$87,171,125

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,662,360,000, which represented 3.05% of the net assets of the fund. This amount includes $2,364,677,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 159,501	$ 114,290.13%
CEVA Group PLC, Series A-2, 2.239% convertible preferred	5/2/2013	13,171	17,137.02
NewPage Holdings Inc.	9/17/2009–9/9/2011	24,366	14,126.02
Revel AC, Inc.	2/14/2011–10/25/2012	56,224	673.00
Total restricted securities		$253,262	$146,226.17%

[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,576,863,000, which represented 6.40% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $871,167,000, which represented 1.00% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-0314O-S37679

Summary investment portfolio January 31, 2014	unaudited

Common stocks 73.11%	Shares	Value (000)	Percent of net assets
Health care 10.76%
Merck & Co., Inc.	47,729,140	$2,528,213	2.90%
Bristol-Myers Squibb Co.	39,275,000	1,962,572	2.25
Pfizer Inc.	51,693,000	1,571,467	1.80
AstraZeneca PLC	22,920,000	1,453,813	1.67
AbbVie Inc.	8,532,500	420,055	.48
Other securities		1,446,145	1.66
		9,382,265	10.76

Industrials 9.93%
General Electric Co.	69,579,500	1,748,533	2.01
Lockheed Martin Corp.	9,105,000	1,374,035	1.58
Waste Management, Inc.	22,822,153	953,510	1.09
BAE Systems PLC	71,745,000	506,087	.58
Other securities		4,073,782	4.67
		8,655,947	9.93

Financials 9.22%
Wells Fargo & Co.	19,692,000	892,835	1.02
CME Group Inc., Class A	10,140,400	758,096	.87
HSBC Holdings PLC (United Kingdom)	34,998,722	360,741
HSBC Holdings PLC (Hong Kong)[1]	28,586,382	299,977	.76
BlackRock, Inc.	2,000,000	600,940	.69
JPMorgan Chase & Co.	9,880,000	546,957	.63
Suncorp Group Ltd.	48,244,898	514,258	.59
Weyerhaeuser Co.[2]	16,440,213	491,234	.56
Digital Realty Trust, Inc.[3]	8,346,000	425,563	.49
Other securities		3,150,211	3.61
		8,040,812	9.22

Information technology 6.69%
Microsoft Corp.	53,716,100	2,033,154	2.33
Texas Instruments Inc.	20,430,000	866,232	.99
Analog Devices, Inc.	11,650,000	562,345	.65
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	127,503,000	440,239	.51
Cisco Systems, Inc.	19,925,500	436,568	.50
Other securities		1,491,331	1.71
		5,829,869	6.69

Consumer staples 6.27%
Kimberly-Clark Corp.	9,570,000	1,046,671	1.20
PepsiCo, Inc.	12,177,588	978,591	1.12
Procter & Gamble Co.	10,500,000	804,510	.92
Philip Morris International Inc.	9,499,200	742,267	.85
Nestlé SA	5,690,000	412,951	.48
Other securities		1,482,488	1.70
		5,467,478	6.27

Income Fund of America	7

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer discretionary 5.43%
Home Depot, Inc.	12,365,000	$950,250	1.09%
Carnival Corp., units	16,000,000	627,040	.72
Time Warner Inc.	8,065,000	506,724	.58
Time Warner Cable Inc.	3,642,690	485,461	.56
Other securities		2,159,084	2.48
		4,728,559	5.43

Energy 5.41%
Spectra Energy Corp	25,390,500	912,788	1.05
Royal Dutch Shell PLC, Class B (ADR)	7,965,000	580,091
Royal Dutch Shell PLC, Class B	3,797,147	138,887	.82
ConocoPhillips	10,889,000	707,241	.81
Chevron Corp.	6,030,800	673,218	.77
Kinder Morgan, Inc.	16,964,000	576,946	.66
Other securities		1,129,890	1.30
		4,719,061	5.41

Utilities 5.21%
National Grid PLC	99,702,637	1,293,180	1.48
Duke Energy Corp.	8,733,957	616,792	.71
PG&E Corp.	11,300,000	476,295	.55
Other securities		2,153,455	2.47
		4,539,722	5.21

Materials 5.15%
E.I. du Pont de Nemours and Co.	21,261,000	1,297,133	1.49
Dow Chemical Co.	24,104,900	1,097,014	1.26
Nucor Corp.[3]	17,233,293	833,230	.96
Other securities		1,256,860	1.44
		4,484,237	5.15

Telecommunication services 4.81%
Verizon Communications Inc.	19,215,000	922,704	1.06
Vodafone Group PLC	226,644,000	844,080	.97
Telstra Corp. Ltd.	141,451,533	636,287	.73
Orange	40,975,000	507,093	.58
Other securities		1,281,445	1.47
		4,191,609	4.81

Miscellaneous 4.23%
Other common stocks in initial period of acquisition		3,689,641	4.23

Total common stocks (cost: $49,425,860,000)		63,729,200	73.11

Preferred stocks 0.53%
Financials 0.45%
Other securities		394,802	.45

8	Income Fund of America

Preferred stocks		Value (000)	Percent of net assets
Miscellaneous 0.08%
Other preferred stocks in initial period of acquisition		$70,022	.08%

Total preferred stocks (cost: $459,641,000)		464,824	.53

Warrants 0.00%
Energy 0.00%
Other securities		26	.00

Total warrants (cost: $2,171,000)		26	.00

Convertible securities 0.54%
Other 0.54%
Other securities		468,422	.54

Total convertible securities (cost: $398,779,000)		468,422	.54

Bonds, notes & other debt instruments 20.33%	Principal amount (000)
Corporate bonds & notes 15.64%
Financials 3.13%
Wells Fargo & Co. 1.25%–7.98% 2016–2021[4]	$159,566	176,543	.20
Other securities		2,554,504	2.93
		2,731,047	3.13

Consumer discretionary 2.09%
Home Depot, Inc. 5.95% 2041	25,000	30,238	.04
Other securities		1,789,842	2.05
		1,820,080	2.09

Telecommunication services 2.09%
Verizon Communications Inc. 1.993%–6.55% 2016–2043[4]	262,295	298,158	.34
Other securities		1,520,630	1.75
		1,818,788	2.09

Energy 1.77%
Spectra Energy Partners, LP 2.95%–4.75% 2016–2024	37,940	40,146	.05
Other securities		1,502,521	1.72
		1,542,667	1.77

Industrials 1.60%
General Electric Capital Corp. 2.25%–7.125% 2015–2023[4]	196,450	214,845	.28
General Electric Co. 0.85%–4.125% 2015–2042	28,750	27,842
Other securities		1,155,638	1.32
		1,398,325	1.60

Health care 1.50%
Merck & Co., Inc. 1.10%–2.80% 2018–2023	18,210	17,654	.02
Other securities		1,289,785	1.48
		1,307,439	1.50

Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes (continued)
Materials 1.00%
Dow Chemical Co. 5.25% 2041	$4,000	$4,128	.00%
Other securities		869,934	1.00
		874,062	1.00
Information technology 0.98%
Other securities		857,848	.98

Consumer staples 0.82%
PepsiCo, Inc. 2.50%–3.10% 2015–2016	15,000	15,454	.02
Kimberly-Clark Corp. 7.50% 2018	9,000	11,312	.01
Other securities		683,472	.79
		710,238	.82

Utilities 0.66%
National Grid PLC 6.30% 2016	4,000	4,501	.00
Other securities		572,653	.66
		577,154	.66

Total corporate bonds & notes		13,637,648	15.64

U.S. Treasury bonds & notes 2.39%
U.S. Treasury 2.15%
0.25%–7.50% 2014–2043	1,798,982	1,872,751	2.15

U.S. Treasury inflation-protected securities[5] 0.24%
0.125%–1.875% 2015–2043	212,859	209,813	.24

Total U.S. Treasury bonds & notes		2,082,564	2.39

Mortgage-backed obligations [6] 1.74%
Fannie Mae 2.451%–10.598% 2018–2047[4]	651,513	682,447	.78
Freddie Mac 1.608%–10.025% 2019–2043[4]	238,537	256,213	.30
Other securities		574,572	.66
		1,513,232	1.74

Federal agency bonds & notes 0.32%
Freddie Mac 0.75%–3.111% 2016–2023[6]	164,721	163,859	.19
Fannie Mae 2.184%–7.125% 2022–2030[4,6]	74,607	83,391	.09
Federal Home Loan Bank 5.50% 2036	100	121	.00
Other securities		33,351	.04
		280,722	.32

Other bonds & notes 0.21%
Other securities		187,866	.21

Miscellaneous 0.03%
Other bonds & notes in initial period of acquisition		23,307	.03

Total bonds, notes & other debt instruments (cost: $16,985,522,000)		17,725,339	20.33

10	Income Fund of America

Short-term securities 5.42%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.09%–0.16% due 2/4–11/17/2014	$1,606,700	$1,606,235	1.84%
Federal Home Loan Bank 0.055%–0.18% due 2/3–12/15/2014	1,182,065	1,181,813	1.36
Fannie Mae 0.105%–0.16% due 2/3–10/27/2014	695,700	695,473	.80
General Electric Co. 0.05% due 2/13/2014	100,000	99,998	.22
General Electric Capital Corp. 0.14% due 2/19–2/21/2014	89,500	89,496
Wells Fargo & Co. 0.20%–0.22% due 2/4–6/17/2014	60,000	59,974	.07
Other securities		989,834	1.13

Total short-term securities (cost: $4,722,143,000)		4,722,823	5.42

Total investment securities (cost: $71,994,116,000)		87,110,634	99.93
Other assets less liabilities		60,491	.07

Net assets		$87,171,125	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,576,863,000, which represented 6.40% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Income Fund of America	11

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $284,437,000 over the prior seven-month period.

					Unrealized
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 1/31/2014 (000)
Sales:
Australian dollars	2/12/2014	JPMorgan Chase	$145,230	A$163,200	$2,518
Australian dollars	2/20/2014	Citibank	$75,484	A$85,075	1,125
Australian dollars	2/21/2014	UBS AG	$67,511	A$76,000	1,088
Australian dollars	2/26/2014	Barclays Bank PLC	$23,972	A$27,300	120
Australian dollars	3/10/2014	Bank of America, N.A.	$84,791	A$94,000	2,727
					$7,578

12	Income Fund of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2014, appear below.

	Beginning			Ending	Dividend	Value of
	shares			shares or	or interest	affiliates at
	or principal			principal	income	1/31/2014
	amount	Additions	Reductions	amount	(000)	(000)
Nucor Corp.	16,280,000	1,150,000	196,707	17,233,293	$12,740	$833,230
Digital Realty Trust, Inc.	7,950,000	396,000	—	8,346,000	13,020	425,563
MeadWestvaco Corp.	11,281,000	—	—	11,281,000	2,820	406,906
Iron Mountain Inc.	12,457,211	—	—	12,457,211	6,727	328,995
Iron Mountain Inc. 5.75% 2024	—	$2,175,000	—	$2,175,000	42	2,044
Iron Mountain Inc. 6.00% 2023	—	$950,000	—	$950,000	18	982
Hospitality Properties Trust	9,073,335	535,000	—	9,608,335	8,967	246,934
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	518	21,366
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	426	14,245
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	321	11,081
Hospitality Properties Trust 4.50% 2023	$11,060,000	—	—	$11,060,000	250	10,956
Hospitality Properties Trust 5.00% 2022	$6,500,000	—	—	$6,500,000	167	6,750
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	92	2,203
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	3,693	293,592
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	10,410	246,490
R.R. Donnelley & Sons Co. 7.00% 2022	—	$16,735,000	—	$16,735,000	501	17,906
R.R. Donnelley & Sons Co. 7.25% 2018	$11,400,000	—	—	$11,400,000	411	13,110
R.R. Donnelley & Sons
Co. 6.50% 2023	—	$9,300,000	—	$9,300,000	131	9,393
R.R. Donnelley & Sons Co. 7.875% 2021	$5,000,000	—	$5,000,000	—	8	—
Cliffs Natural Resources Inc.	7,354,581	—	—	7,354,581	2,206	142,090
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	2,925,000	—	—	2,925,000	2,559	55,546
Cliffs Natural Resources Inc. 4.875% 2021	$30,242,000	—	$9,805,000	$20,437,000	618	19,313

Income Fund of America	13

	Beginning			Ending	Dividend	Value of
	shares			shares or	or interest	affiliates at
	or principal			principal	income	1/31/2014
	amount	Additions	Reductions	amount	(000)	(000)
Cliffs Natural Resources Inc. 3.95% 2018	$3,250,000	—	—	$3,250,000	$80	$3,239
Cliffs Natural Resources Inc. 6.25% 2040	$1,000,000	—	—	$1,000,000	31	810
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	1,746	68,191
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,4,6,7,8]	—	$17,741,954	—	$17,741,954	784	17,742
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,4,6,7]	—	$12,100,000	$30,250	$12,069,750	233	12,070
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,4,6,7]	—	$9,200,000	—	$9,200,000	322	9,200
Rotech Healthcare Inc.[1,2]	—	543,172	—	543,172	—	5,024
Rotech Healthcare Inc. 10.50% 2018	$19,690,000	—	$19,690,000	—	1,020	—
Douglas Dynamics, Inc.	1,350,000	55,146	—	1,405,146	567	20,403
Revel AC, Inc.[1,2,9]	529,539	—	—	529,539	—	673
Macerich Co.[10]	7,505,000	—	5,885,000	1,620,000	4,263	—
Maxim Integrated Products, Inc.[10]	14,156,000	—	6,360,000	7,796,000	7,361	—
					$83,052	$3,246,047

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,662,360,000, which represented 3.05% of the net assets of the fund. This amount includes $2,364,677,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $871,167,000, which represented 1.00% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 2/14/2011 to 10/25/2012 at a cost of $56,224,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $146,226,000, which represented .17% of the net assets of the fund. These securities were acquired from 3/16/2007 to 5/2/2013 at an aggregate cost of $253,262,000.
[10]	Unaffiliated issuer at 1/31/2014.

Key to abbreviation and symbol

ADR = American Depositary Receipts

A$ = Australian dollars

See Notes to Financial Statements

14	Income Fund of America

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $68,683,181)	$83,864,587
Affiliated issuers (cost: $3,310,935)	3,246,047	$87,110,634
Cash denominated in currencies other than U.S. dollars (cost: $507)		507
Cash		2,510
Unrealized appreciation on open forward currency contracts		7,578
Receivables for:
Sales of investments	444,547
Sales of fund’s shares	110,341
Dividends and interest	372,119	927,007
		88,048,236
Liabilities:
Payables for:
Purchases of investments	747,506
Repurchases of fund’s shares	73,402
Investment advisory services	14,287
Services provided by related parties	36,669
Trustees’ deferred compensation	4,878
Other	369	877,111
Net assets at January 31, 2014		$87,171,125
Net assets consist of:
Capital paid in on shares of beneficial interest		$75,418,757
Undistributed net investment income		307,092
Accumulated net realized loss		(3,679,417)
Net unrealized appreciation		15,124,693
Net assets at January 31, 2014		$87,171,125

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,306,942 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$66,676,684	3,290,421	$20.26
Class B	698,036	34,690	20.12
Class C	6,391,969	319,019	20.04
Class F-1	4,114,435	203,467	20.22
Class F-2	1,668,974	82,399	20.25
Class 529-A	1,357,052	67,088	20.23
Class 529-B	38,388	1,903	20.18
Class 529-C	436,420	21,658	20.15
Class 529-E	60,149	2,982	20.17
Class 529-F-1	48,423	2,394	20.23
Class R-1	123,585	6,134	20.15
Class R-2	604,225	30,115	20.06
Class R-3	1,299,770	64,370	20.19
Class R-4	1,077,216	53,240	20.23
Class R-5	550,130	27,147	20.26
Class R-6	2,025,669	99,915	20.27

See Notes to Financial Statements

Income Fund of America	15

Statement of operations		unaudited
for the six months ended January 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $24,687;also includes $77,079 from affiliates)	$1,072,395
Interest (includes $5,973 from affiliates)	489,546	$1,561,941

Fees and expenses*:
Investment advisory services	93,675
Distribution services	131,794
Transfer agent services	35,081
Administrative services	8,171
Reports to shareholders	1,591
Registration statement and prospectus	488
Trustees’ compensation	750
Auditing and legal	39
Custodian	1,182
Other	1,045	273,816
Net investment income		1,288,125

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain on:
Investments (includes $1,813 net gain from affiliates)	1,294,744
Forward currency contracts	9,950
Currency transactions	2,934	1,307,628
Net unrealized appreciation on:
Investments	1,449,578
Forward currency contracts	7,578
Currency translations	532	1,457,688
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		2,765,316
Net increase in net assets resulting from operations		$4,053,441

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	Income Fund of America

Statements of changes in net assets
	(dollars in thousands)

	Six months ended January 31, 2014*	Year ended July 31, 2013
Operations:
Net investment income	$1,288,125	$2,716,517
Net realized gain on investments, forward currency contracts and currency transactions	1,307,628	1,481,660
Net unrealized appreciation on investments, forward currency contracts and currency translations	1,457,688	6,793,524
Net increase in net assets resulting from operations	4,053,441	10,991,701

Dividends paid to shareholders from net investment income	(1,373,438)	(2,756,869)

Net capital share transactions	1,208,838	2,176,097

Total increase in net assets	3,888,841	10,410,929

Net assets:
Beginning of period	83,282,284	72,871,355
End of period (including undistributed net investment income: $307,092 and $392,405, respectively)	$87,171,125	$83,282,284

*Unaudited.

See Notes to Financial Statements

Income Fund of America	17

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

18	Income Fund of America

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Income Fund of America	19

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

20	Income Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the

Income Fund of America	21

use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$9,377,241	$—	$5,024	$9,382,265
Industrials	8,494,236	—	161,711	8,655,947
Financials	7,512,201	528,611	—	8,040,812
Information technology	5,185,825	644,044	—	5,829,869
Consumer staples	5,467,478	—	—	5,467,478
Consumer discretionary	4,397,823	330,063	673	4,728,559
Energy	4,718,899	—	162	4,719,061
Utilities	4,210,831	328,891	—	4,539,722
Materials	4,421,327	62,910	—	4,484,237
Telecommunication services	3,913,256	278,353	—	4,191,609
Miscellaneous	3,477,160	212,481	—	3,689,641
Preferred stocks	151,142	313,682	—	464,824
Warrants	—	—	26	26
Convertible securities	167,857	230,166	70,399	468,422
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,598,636	39,012	13,637,648
U.S. Treasury bonds & notes	—	2,082,564	—	2,082,564
Mortgage-backed obligations	—	1,513,232	—	1,513,232
Federal agency bonds & notes	—	280,722	—	280,722
Other bonds & notes	—	187,866	—	187,866
Miscellaneous	—	23,307	—	23,307
Short-term securities	—	4,722,823	—	4,722,823
Total	$61,495,276	$25,338,351	$277,007	$87,110,634

22	Income Fund of America

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,578	$—	$7,578

*	Securities with a value of $2,158,746,000, which represented 2.48% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Income Fund of America	23

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed

24	Income Fund of America

forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of January 31, 2014 (dollars in thousands):

	Asset		Liability
	Location on		Location on
	statement of		statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$7,578	Unrealized depreciation on open forward currency contracts	$ —

	Net realized gain		Net unrealized appreciation
	Location on		Location on
Contract	statement of operations	Value	statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$9,950	Net unrealized appreciation on forward currency contracts	$7,578

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment

Income Fund of America	25

income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$395,319
Capital loss carryforward expiring 2018*	(4,858,854)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$16,562,169
Gross unrealized depreciation on investment securities	(1,579,224)
Net unrealized appreciation on investment securities	14,982,945
Cost of investment securities	72,127,689

26	Income Fund of America

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended January 31, 2014	Year ended July 31, 2013
Class A	$1,077,715	$2,171,974
Class B	9,404	27,748
Class C	80,586	178,582
Class F-1	62,127	107,595
Class F-2	26,805	46,177
Class 529-A	21,243	42,441
Class 529-B	491	1,393
Class 529-C	5,208	10,954
Class 529-E	877	1,814
Class 529-F-1	780	1,496
Class R-1	1,532	3,417
Class R-2	7,691	17,045
Class R-3	19,305	41,523
Class R-4	17,399	33,835
Class R-5	9,308	18,939
Class R-6	32,967	51,936
Total	$1,373,438	$2,756,869

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2014, the investment advisory services fee was $93,675,000, which was equivalent to an annualized rate of 0.217% of average daily net assets.

Class-specific fees and expenses Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Income Fund of America	27

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

28	Income Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended January 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$79,172	$25,787	$3,313	Not applicable
Class B	3,802	317	Not applicable	Not applicable
Class C	32,383	2,571	1,621	Not applicable
Class F-1	4,858	2,105	972	Not applicable
Class F-2	Not applicable	908	392	Not applicable
Class 529-A	1,496	403	336	$655
Class 529-B	211	16	11	21
Class 529-C	2,158	143	109	211
Class 529-E	150	9	15	29
Class 529-F-1	—	14	12	23
Class R-1	622	59	31	Not applicable
Class R-2	2,274	992	153	Not applicable
Class R-3	3,309	1,055	333	Not applicable
Class R-4	1,359	562	272	Not applicable
Class R-5	Not applicable	136	135	Not applicable
Class R-6	Not applicable	4	466	Not applicable
Total class-specific expenses	$131,794	$35,081	$8,171	$939

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $750,000 in the fund’s statement of operations includes $273,000 in current fees (either paid in cash or deferred) and a net increase of $477,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Income Fund of America	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$3,298,157	164,471	$1,039,678	52,190	$(3,685,179)	(183,824)	$652,656	32,837
Class B	10,438	523	9,215	466	(163,746)	(8,239)	(144,093)	(7,250)
Class C	534,934	26,964	76,678	3,891	(810,083)	(40,819)	(198,471)	(9,964)
Class F-1	767,401	38,293	60,223	3,027	(384,627)	(19,210)	442,997	22,110
Class F-2	322,167	16,056	23,322	1,171	(157,799)	(7,859)	187,690	9,368
Class 529-A	93,916	4,685	21,236	1,068	(97,712)	(4,877)	17,440	876
Class 529-B	847	43	491	25	(9,775)	(490)	(8,437)	(422)
Class 529-C	35,153	1,760	5,206	262	(37,695)	(1,888)	2,664	134
Class 529-E	4,521	226	876	44	(5,758)	(287)	(361)	(17)
Class 529-F-1	7,913	393	780	40	(6,030)	(301)	2,663	132
Class R-1	13,444	675	1,523	77	(15,597)	(780)	(630)	(28)
Class R-2	62,699	3,151	7,681	389	(94,585)	(4,767)	(24,205)	(1,227)
Class R-3	134,313	6,713	19,269	971	(217,816)	(10,916)	(64,234)	(3,232)
Class R-4	158,690	7,937	17,398	874	(177,696)	(8,846)	(1,608)	(35)
Class R-5	70,262	3,484	9,304	467	(71,305)	(3,551)	8,261	400
Class R-6	368,458	18,452	32,937	1,652	(64,889)	(3,220)	336,506	16,884
Total net increase (decrease)	$5,883,313	293,826	$1,325,817	66,614	$(6,000,292)	(299,874)	$1,208,838	60,566

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$6,799,757	364,100	$2,086,314	112,144	$(7,414,778)	(398,937)	$1,471,293	77,307
Class B	26,969	1,464	27,089	1,471	(501,122)	(27,222)	(447,064)	(24,287)
Class C	916,082	49,436	168,957	9,181	(1,450,582)	(78,597)	(365,543)	(19,980)
Class F-1	1,181,426	63,117	104,438	5,616	(610,314)	(32,789)	675,550	35,944
Class F-2	472,751	25,296	40,087	2,153	(227,692)	(12,190)	285,146	15,259
Class 529-A	199,233	10,735	42,425	2,284	(173,700)	(9,356)	67,958	3,663
Class 529-B	2,397	130	1,392	75	(21,711)	(1,176)	(17,922)	(971)
Class 529-C	68,835	3,713	10,950	591	(71,129)	(3,849)	8,656	455
Class 529-E	8,507	460	1,814	98	(9,309)	(505)	1,012	53
Class 529-F-1	10,094	542	1,496	80	(7,795)	(421)	3,795	201
Class R-1	23,012	1,239	3,404	184	(40,798)	(2,215)	(14,382)	(792)
Class R-2	152,857	8,296	17,014	923	(190,058)	(10,314)	(20,187)	(1,095)
Class R-3	292,660	15,756	41,436	2,235	(348,587)	(18,798)	(14,491)	(807)
Class R-4	301,902	16,195	33,823	1,820	(272,131)	(14,655)	63,594	3,360
Class R-5	146,132	7,769	18,918	1,018	(151,577)	(8,195)	13,473	592
Class R-6	549,910	29,473	51,849	2,780	(136,550)	(7,264)	465,209	24,989
Total net increase (decrease)	$11,152,524	597,721	$2,651,406	142,653	$(11,627,833)	(626,483)	$2,176,097	113,891

* Includes exchanges between share classes of the fund.

30	Income Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,400,631,000 and $15,003,810,000, respectively, during the six months ended January 31, 2014.

Income Fund of America	31

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 1/31/2014[4,5]	$19.64	$.31	$.64	$.95
	Year ended 7/31/2013	17.66	.67	1.99	2.66
	Year ended 7/31/2012	16.97	.66	.73	1.39
	Year ended 7/31/2011	15.48	.71	1.53	2.24
	Year ended 7/31/2010	14.04	.73	1.37	2.10
	Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)
Class B:	Six months ended 1/31/2014[4,5]	19.50	.23	.64	.87
	Year ended 7/31/2013	17.53	.53	1.97	2.50
	Year ended 7/31/2012	16.85	.53	.71	1.24
	Year ended 7/31/2011	15.37	.58	1.52	2.10
	Year ended 7/31/2010	13.94	.60	1.37	1.97
	Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)
Class C:	Six months ended 1/31/2014[4,5]	19.42	.23	.64	.87
	Year ended 7/31/2013	17.47	.51	1.97	2.48
	Year ended 7/31/2012	16.80	.52	.71	1.23
	Year ended 7/31/2011	15.33	.57	1.51	2.08
	Year ended 7/31/2010	13.91	.60	1.36	1.96
	Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)
Class F-1:	Six months ended 1/31/2014[4,5]	19.60	.30	.64	.94
	Year ended 7/31/2013	17.62	.65	2.00	2.65
	Year ended 7/31/2012	16.94	.65	.72	1.37
	Year ended 7/31/2011	15.46	.70	1.52	2.22
	Year ended 7/31/2010	14.02	.73	1.37	2.10
	Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)
Class F-2:	Six months ended 1/31/2014[4,5]	19.63	.32	.65	.97
	Year ended 7/31/2013	17.65	.70	1.99	2.69
	Year ended 7/31/2012	16.97	.69	.72	1.41
	Year ended 7/31/2011	15.48	.74	1.53	2.27
	Year ended 7/31/2010	14.04	.77	1.36	2.13
	Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)
Class 529-A:	Six months ended 1/31/2014[4,5]	19.60	.30	.65	.95
	Year ended 7/31/2013	17.63	.65	1.98	2.63
	Year ended 7/31/2012	16.95	.64	.72	1.36
	Year ended 7/31/2011	15.46	.69	1.53	2.22
	Year ended 7/31/2010	14.03	.73	1.35	2.08
	Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)

32	Income Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.33)	$20.26	4.87%	$66,677	.55%[6]		.55%[6]		3.06%[6]
(.68)	19.64	15.33	63,968	.58		.58		3.58
(.70)	17.66	8.45	56,153	.59		.59		3.92
(.75)	16.97	14.68	52,940	.58		.58		4.24
(.66)	15.48	15.09	48,437	.61		.61		4.82
(.70)	14.04	(12.72)	45,569	.64		.63		5.50
(.25)	20.12	4.49	698	1.31	[6]	1.31	[6]	2.32	[6]
(.53)	19.50	14.48	818	1.33		1.33		2.86
(.56)	17.53	7.56	1,161	1.34		1.34		3.19
(.62)	16.85	13.82	1,760	1.34		1.34		3.48
(.54)	15.37	14.24	2,421	1.38		1.38		4.01
(.61)	13.94	(13.37)	2,835	1.41		1.39		4.74
(.25)	20.04	4.50	6,392	1.35	[6]	1.35	[6]	2.26	[6]
(.53)	19.42	14.41	6,389	1.38		1.38		2.79
(.56)	17.47	7.55	6,096	1.38		1.38		3.13
(.61)	16.80	13.77	6,157	1.39		1.39		3.43
(.54)	15.33	14.17	5,882	1.43		1.43		4.00
(.61)	13.91	(13.43)	5,637	1.45		1.44		4.69
(.32)	20.22	4.84	4,115	.63	[6]	.63	[6]	2.97	[6]
(.67)	19.60	15.30	3,554	.65		.65		3.50
(.69)	17.62	8.35	2,563	.64		.64		3.87
(.74)	16.94	14.58	2,025	.64		.64		4.19
(.66)	15.46	15.08	1,815	.65		.65		4.78
(.70)	14.02	(12.71)	1,801	.66		.65		5.49
(.35)	20.25	4.96	1,669	.39	[6]	.39	[6]	3.21	[6]
(.71)	19.63	15.53	1,434	.41		.41		3.74
(.73)	17.65	8.59	1,020	.40		.40		4.09
(.78)	16.97	14.90	747	.40		.40		4.42
(.69)	15.48	15.31	460	.42		.42		5.04
(.73)	14.04	(12.19)	350	.44		.43		5.39
(.32)	20.23	4.88	1,357	.66	[6]	.66	[6]	2.96	[6]
(.66)	19.60	15.19	1,298	.68		.68		3.48
(.68)	17.63	8.30	1,102	.68		.68		3.82
(.73)	16.95	14.62	939	.67		.67		4.15
(.65)	15.46	14.95	753	.69		.69		4.77
(.70)	14.03	(12.72)	608	.70		.68		5.44

See page 37 for footnotes.

Income Fund of America	33

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 1/31/2014[4,5]	$19.55	$.22	$.65	$.87
	Year ended 7/31/2013	17.57	.50	1.99	2.49
	Year ended 7/31/2012	16.89	.51	.71	1.22
	Year ended 7/31/2011	15.41	.56	1.52	2.08
	Year ended 7/31/2010	13.98	.59	1.37	1.96
	Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)
Class 529-C:	Six months ended 1/31/2014[4,5]	19.53	.22	.64	.86
	Year ended 7/31/2013	17.56	.50	1.99	2.49
	Year ended 7/31/2012	16.89	.51	.71	1.22
	Year ended 7/31/2011	15.41	.56	1.53	2.09
	Year ended 7/31/2010	13.99	.60	1.35	1.95
	Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)
Class 529-E:	Six months ended 1/31/2014[4,5]	19.55	.27	.65	.92
	Year ended 7/31/2013	17.58	.60	1.99	2.59
	Year ended 7/31/2012	16.91	.60	.71	1.31
	Year ended 7/31/2011	15.43	.65	1.52	2.17
	Year ended 7/31/2010	14.00	.68	1.36	2.04
	Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)
Class 529-F-1:	Six months ended 1/31/2014[4,5]	19.60	.32	.65	.97
	Year ended 7/31/2013	17.63	.69	1.98	2.67
	Year ended 7/31/2012	16.95	.68	.72	1.40
	Year ended 7/31/2011	15.46	.73	1.53	2.26
	Year ended 7/31/2010	14.03	.76	1.35	2.11
	Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)
Class R-1:	Six months ended 1/31/2014[4,5]	19.53	.23	.64	.87
	Year ended 7/31/2013	17.56	.52	1.98	2.50
	Year ended 7/31/2012	16.89	.52	.71	1.23
	Year ended 7/31/2011	15.41	.57	1.52	2.09
	Year ended 7/31/2010	13.99	.61	1.35	1.96
	Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)
Class R-2:	Six months ended 1/31/2014[4,5]	19.45	.23	.63	.86
	Year ended 7/31/2013	17.49	.52	1.98	2.50
	Year ended 7/31/2012	16.82	.52	.71	1.23
	Year ended 7/31/2011	15.35	.57	1.51	2.08
	Year ended 7/31/2010	13.93	.60	1.35	1.95
	Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)

34	Income Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.24)	$20.18	4.45%	$38	1.44%[6]		1.44%[6]		2.19%[6]
(.51)	19.55	14.35	45	1.46		1.46		2.73
(.54)	17.57	7.41	58	1.47		1.47		3.06
(.60)	16.89	13.66	76	1.46		1.46		3.37
(.53)	15.41	14.10	92	1.49		1.49		3.92
(.60)	13.98	(13.47)	91	1.51		1.50		4.63
(.24)	20.15	4.44	436	1.43	[6]	1.43	[6]	2.18	[6]
(.52)	19.53	14.36	420	1.45		1.45		2.71
(.55)	17.56	7.43	370	1.47		1.47		3.04
(.61)	16.89	13.71	331	1.46		1.46		3.37
(.53)	15.41	14.04	281	1.48		1.48		3.97
(.60)	13.99	(13.45)	241	1.50		1.49		4.63
(.30)	20.17	4.71	60	.90	[6]	.90	[6]	2.71	[6]
(.62)	19.55	14.95	59	.92		.92		3.24
(.64)	17.58	7.99	52	.93		.93		3.57
(.69)	16.91	14.27	44	.94		.94		3.88
(.61)	15.43	14.66	35	.97		.97		4.49
(.66)	14.00	(12.98)	29	1.00		.98		5.14
(.34)	20.23	5.00	48	.43	[6]	.43	[6]	3.18	[6]
(.70)	19.60	15.44	44	.45		.45		3.70
(.72)	17.63	8.53	36	.46		.46		4.04
(.77)	16.95	14.87	31	.45		.45		4.37
(.68)	15.46	15.19	22	.47		.47		4.99
(.72)	14.03	(12.56)	19	.50		.48		5.64
(.25)	20.15	4.47	124	1.37	[6]	1.37	[6]	2.24	[6]
(.53)	19.53	14.43	120	1.39		1.39		2.78
(.56)	17.56	7.50	122	1.40		1.40		3.11
(.61)	16.89	13.76	109	1.41		1.41		3.42
(.54)	15.41	14.10	91	1.44		1.44		4.03
(.60)	13.99	(13.36)	74	1.46		1.44		4.68
(.25)	20.06	4.46	604	1.34	[6]	1.34	[6]	2.28	[6]
(.54)	19.45	14.47	609	1.36		1.36		2.80
(.56)	17.49	7.52	567	1.40		1.40		3.11
(.61)	16.82	13.75	552	1.41		1.41		3.41
(.53)	15.35	14.10	518	1.47		1.47		3.97
(.59)	13.93	(13.54)	463	1.56		1.54		4.58

See page 37 for footnotes.

Income Fund of America	35

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 1/31/2014[4,5]	$19.57	$.27	$.64	$.91
	Year ended 7/31/2013	17.60	.60	1.98	2.58
	Year ended 7/31/2012	16.92	.60	.72	1.32
	Year ended 7/31/2011	15.44	.64	1.53	2.17
	Year ended 7/31/2010	14.01	.68	1.35	2.03
	Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)
Class R-4:	Six months ended 1/31/2014[4,5]	19.61	.30	.64	.94
	Year ended 7/31/2013	17.63	.66	1.99	2.65
	Year ended 7/31/2012	16.95	.65	.72	1.37
	Year ended 7/31/2011	15.46	.70	1.53	2.23
	Year ended 7/31/2010	14.03	.72	1.36	2.08
	Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)
Class R-5:	Six months ended 1/31/2014[4,5]	19.64	.33	.64	.97
	Year ended 7/31/2013	17.66	.71	1.99	2.70
	Year ended 7/31/2012	16.97	.70	.73	1.43
	Year ended 7/31/2011	15.48	.75	1.53	2.28
	Year ended 7/31/2010	14.04	.77	1.37	2.14
	Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)
Class R-6:	Six months ended 1/31/2014[4,5]	19.65	.34	.64	.98
	Year ended 7/31/2013	17.66	.72	2.00	2.72
	Year ended 7/31/2012	16.98	.71	.72	1.43
	Year ended 7/31/2011	15.49	.76	1.52	2.28
	Year ended 7/31/2010	14.05	.79	1.35	2.14
	Period from 5/1/2009 to 7/31/2009[4]	12.55	.19	1.48	1.67

	Six months ended	Year ended July 31
	January 31, 2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	20%	47%	41%	38%	35%	49%

36	Income Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.29)	$20.19	4.69%	$1,300	.93%[6]		.93%[6]		2.69%[6]
(.61)	19.57	14.91	1,323	.94		.94		3.22
(.64)	17.60	8.01	1,204	.96		.96		3.55
(.69)	16.92	14.23	1,118	.96		.96		3.86
(.60)	15.44	14.63	1,056	.99		.99		4.45
(.66)	14.01	(12.99)	936	1.00		.99		5.14
(.32)	20.23	4.84	1,077	.63	[6]	.63	[6]	2.99	[6]
(.67)	19.61	15.29	1,045	.64		.64		3.52
(.69)	17.63	8.33	880	.65		.65		3.86
(.74)	16.95	14.62	809	.66		.66		4.17
(.65)	15.46	14.95	740	.68		.68		4.77
(.70)	14.03	(12.72)	629	.70		.69		5.43
(.35)	20.26	4.99	550	.33	[6]	.33	[6]	3.28	[6]
(.72)	19.64	15.60	525	.34		.34		3.83
(.74)	17.66	8.70	462	.35		.35		4.17
(.79)	16.97	14.94	478	.36		.36		4.46
(.70)	15.48	15.36	447	.38		.38		5.07
(.73)	14.04	(12.53)	395	.40		.38		5.72
(.36)	20.27	5.02	2,026	.28	[6]	.28	[6]	3.32	[6]
(.73)	19.65	15.72	1,631	.29		.29		3.85
(.75)	17.66	8.69	1,025	.30		.30		4.21
(.79)	16.98	14.99	758	.31		.31		4.51
(.70)	15.49	15.40	480	.33		.33		5.20
(.17)	14.05	13.42	272	.09		.09		1.45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

The Income Fund of America®

Investment portfolio

July 31, 2013

Common stocks 71.74%
		Value
Health care 9.94%	Shares	(000)

Bristol-Myers Squibb Co.	51,306,200	$ 2,218,480
Merck & Co., Inc.	41,089,440	1,979,278
Pfizer Inc.	48,957,000	1,431,013
AstraZeneca PLC	17,210,969	873,176
AbbVie Inc.	8,532,500	388,058
Roche Holding AG	1,200,000	295,640
Johnson & Johnson	2,995,000	280,033
Novartis AG	2,953,000	212,513
Novartis AG (ADR)	500,000	35,805
Eli Lilly and Co.	4,500,000	238,995
Baxter International Inc.	2,675,000	195,382
Sonic Healthcare Ltd.	10,324,622	132,801
		8,281,174
Financials 9.30%

HSBC Holdings PLC (United Kingdom)	41,998,722	477,774
HSBC Holdings PLC (Hong Kong)	28,586,382	321,226
CME Group Inc., Class A	10,140,400	750,187
Wells Fargo & Co.	15,980,000	695,130
BlackRock, Inc.	2,000,000	563,920
Weyerhaeuser Co.[1]	17,902,528	508,432
Macerich Co.[2]	7,505,000	465,685
Digital Realty Trust, Inc.[2]	7,950,000	439,556
Suncorp Group Ltd.	31,244,898	360,043
McGraw Hill Financial, Inc.	5,270,000	326,002
HCP, Inc.	7,429,000	325,910
Hospitality Properties Trust[2]	9,073,335	258,499
Public Storage	1,505,000	239,626
Arthur J. Gallagher & Co.	5,000,000	221,900
Prudential PLC	11,775,000	209,041
Kimco Realty Corp.	7,835,000	176,679
M&T Bank Corp.	1,507,500	176,167
Sun Hung Kai Properties Ltd.	11,099,235	148,122
British Land Co. PLC	14,792,941	134,460
Cullen/Frost Bankers, Inc.	1,700,000	122,468
Sumitomo Mitsui Financial Group, Inc.	2,500,000	114,518
JPMorgan Chase & Co.	2,000,000	111,460
AXA SA	3,685,000	81,256
Toronto-Dominion Bank	900,000	75,849
Northwest Bancshares, Inc.[2]	4,850,000	67,027
Capitol Federal Financial, Inc.	5,294,700	66,766
SEGRO PLC	13,460,309	63,641
Bank of Nova Scotia	1,000,000	56,479
Allianz SE	350,000	54,571
New York Community Bancorp, Inc.	3,065,000	46,496
Common stocks
		Value
Financials (continued)	Shares	(000)

City Holding Co.	741,000	$ 32,797
Prologis, Inc.	711,603	27,297
Trustmark Corp.	846,775	22,838
American Tower Corp.	42,271	2,992
Prime AET&D Holdings No 1 Pty Ltd.[1,3]	22,756,141	—
		7,744,814
Industrials 8.64%

General Electric Co.	68,066,500	1,658,781
Lockheed Martin Corp.	10,105,000	1,213,813
Waste Management, Inc.	22,572,153	948,708
Hubbell Inc., Class B	3,430,000	368,210
Iron Mountain Inc.[2]	12,457,211	346,310
Masco Corp.	15,796,751	324,149
R.R. Donnelley & Sons Co.[2]	13,345,400	253,429
Ryanair Holdings PLC (ADR)	4,615,000	237,765
PACCAR Inc	3,382,500	190,333
Eaton Corp. PLC	2,700,000	186,165
Norfolk Southern Corp.	2,500,000	182,900
Boeing Co.	1,700,000	178,670
KONE Oyj, Class B	2,343,000	174,241
United Technologies Corp.	1,500,000	158,355
Vallourec SA	2,250,000	132,812
Honeywell International Inc.	1,575,000	130,693
Schneider Electric SA	1,407,606	112,001
Siemens AG	1,000,000	109,501
Beech Holdings, LLC[1,3,4]	13,826,638	94,574
Atlas Copco AB, Class B	2,825,000	66,224
Geberit AG	158,758	42,561
CEVA Group PLC[1,3,5]	37,722	34,226
Leighton Holdings Ltd.	2,258,856	33,542
Douglas Dynamics, Inc.[2]	1,350,000	19,400
Nortek, Inc.[1]	10,186	688
Atrium Corp.[1,3,5]	1,807	2
		7,198,053
Energy 7.45%

Chevron Corp.	8,459,800	1,065,004
Royal Dutch Shell PLC, Class B (ADR)	10,426,000	738,891
Royal Dutch Shell PLC, Class A (ADR)	2,500,000	170,875
Royal Dutch Shell PLC, Class B	3,797,147	133,984
Kinder Morgan, Inc.	24,082,800	909,366
Spectra Energy Corp	25,140,500	904,807
ConocoPhillips	9,614,000	623,564
Occidental Petroleum Corp.	4,675,000	416,309
Crescent Point Energy Corp.	10,905,000	413,543
EnCana Corp.	14,000,000	245,624
Husky Energy Inc.	8,277,500	238,549
Diamond Offshore Drilling, Inc.	3,135,200	211,438
Keyera Corp.	1,332,700	74,556
TOTAL SA (ADR)	1,050,000	55,702
Penn West Petroleum Ltd.	455,327	5,386
General Maritime Corp.[1,3,5]	5,506	203
		6,207,801
Common stocks
		Value
Consumer staples 6.66%	Shares	(000)

PepsiCo, Inc.	11,848,100	$ 989,790
Procter & Gamble Co.	10,200,000	819,060
Kimberly-Clark Corp.	7,670,000	757,796
Altria Group, Inc.	17,680,000	619,861
Nestlé SA	5,690,000	385,502
Philip Morris International Inc.	4,048,800	361,072
Kellogg Co.	3,500,000	231,840
Costco Wholesale Corp.	1,910,000	224,024
Unilever PLC	5,150,000	209,101
General Mills, Inc.	3,605,000	187,460
Kraft Foods Group, Inc.	3,216,667	181,999
British American Tobacco PLC	3,318,000	176,966
Coca-Cola Co.	4,000,000	160,320
Hershey Co.	1,500,000	142,305
Unilever NV, depository receipts	2,445,000	98,362
		5,545,458
Utilities 5.84%

National Grid PLC	99,702,637	1,192,905
GDF SUEZ	30,614,261	642,276
Duke Energy Corp.	8,361,656	593,678
Power Assets Holdings Ltd.	59,138,000	531,095
PG&E Corp.	11,300,000	518,557
FirstEnergy Corp.	10,867,983	413,744
DTE Energy Co.	5,000,000	353,500
Exelon Corp.	6,000,000	183,540
ONEOK, Inc.	3,185,000	168,646
Snam SpA	29,004,400	136,903
SSE PLC	3,876,000	92,868
DUET Group, units	19,686,734	38,222
		4,865,934
Information technology 5.81%

Microsoft Corp.	33,536,100	1,067,454
Texas Instruments Inc.	19,430,000	761,656
Paychex, Inc.	12,803,182	504,958
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	435,831
Maxim Integrated Products, Inc.	14,156,000	404,862
Cisco Systems, Inc.	15,500,000	396,025
Analog Devices, Inc.	7,750,000	382,540
Intel Corp.	12,000,000	279,600
KLA-Tencor Corp.	3,900,000	228,657
Quanta Computer Inc.	82,811,955	192,763
Nintendo Co., Ltd.	630,000	79,916
Canon, Inc.	2,000,000	61,791
Fidessa group PLC	1,240,000	37,821
		4,833,874
Consumer discretionary 5.56%

Home Depot, Inc.	16,416,200	1,297,372
Time Warner Inc.	11,815,000	735,602
Time Warner Cable Inc.	6,070,000	692,405
Genuine Parts Co.	3,768,580	308,986
Wolters Kluwer NV	11,261,170	271,836
SJM Holdings Ltd.	98,800,000	247,650
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Marks and Spencer Group PLC	30,000,000	$ 219,745
SES SA, Class A (FDR)	6,940,000	204,041
McDonald’s Corp.	1,500,000	147,120
VF Corp.	710,000	139,870
H & M Hennes & Mauritz AB, Class B	3,649,500	135,943
Bayerische Motoren Werke AG	1,175,000	115,033
Wynn Macau, Ltd.	22,098,400	62,686
Cooper-Standard Holdings Inc.[1]	586,012	28,861
Revel AC, Inc.[1,2,3,4]	529,539	26,406
Adelphia Recovery Trust, Series ACC-1[1]	19,531,478	25
		4,633,581
Materials 4.31%

E.I. du Pont de Nemours and Co.	21,261,000	1,226,547
Nucor Corp.[2]	16,280,000	761,578
Dow Chemical Co.	20,004,900	700,972
MeadWestvaco Corp.[2]	11,281,000	416,833
Cliffs Natural Resources Inc.[2]	7,354,581	143,488
BASF SE	1,500,000	133,022
Fletcher Building Ltd.	20,115,000	130,615
Impala Platinum Holdings Ltd.	4,287,112	42,152
Israel Chemicals Ltd.	2,943,040	23,517
NewPage Holdings Inc.[1,3,4]	118,460	12,114
		3,590,838
Telecommunication services 4.26%

Verizon Communications Inc.	19,153,425	947,711
Telstra Corp. Ltd.	141,700,000	635,562
Vodafone Group PLC	158,019,000	474,763
Advanced Info Service PCL	34,043,000	309,976
HKT Trust, units	274,306,000	268,449
CenturyLink, Inc.	6,211,120	222,669
TalkTalk Telecom Group PLC[2]	57,242,000	215,086
OJSC MegaFon (GDR)[5]	5,483,200	174,092
OJSC MegaFon (GDR)	766,800	24,346
BT Group PLC	33,330,000	172,746
AT&T Inc.	2,765,000	97,521
		3,542,921
Miscellaneous 3.97%

Other common stocks in initial period of acquisition		3,305,324
Total common stocks (cost: $46,796,414,000)		59,749,772
Preferred stocks 0.53%

Financials 0.44%

Vornado Realty Trust, Series I, 6.625%	3,380,000	85,446
Citigroup Inc. 7.875% preferred	2,637,610	72,644
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	60,506
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	51,965
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	49,674
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,724,000	41,034
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	273,063	6,974
		368,243
Preferred stocks
		Value
Miscellaneous 0.09%		(000)

Other preferred stocks in initial period of acquisition		$ 71,137
Total preferred stocks (cost: $427,054,000)		439,380
Warrants 0.00%

Energy 0.00%	Shares

General Maritime Corp., warrants, expire 2017[1,3,5]	8,514	60
Total warrants (cost: $2,171,000)		60
Convertible securities 1.06%
	Shares or
Consumer discretionary 0.63%	principal amount

General Motors Co., Series B, 4.75% convertible preferred 2013	10,000,000	499,400
MGM Resorts International 4.25% convertible notes 2015	$19,845,000	23,181
		522,581
Industrials 0.16%

United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	80,497
CEVA Group PLC 3.268 % convertible notes 2023[3,5,6,7]	$30,265,014	36,711
CEVA Group PLC, Series A-2, 2.268% convertible preferred[3,4]	13,633	12,370
		129,578
Materials 0.13%

Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[2]	2,925,000	55,283
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	52,809
		108,092
Energy 0.08%

Apache Corp., Series D, 6.00% convertible preferred 2013	1,480,000	67,636
Consumer staples 0.03%

Bunge Ltd. 4.875% convertible preferred	272,700	29,043
Telecommunication services 0.03%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	25,578
Total convertible securities (cost: $844,179,000)		882,508
Bonds, notes & other debt instruments 21.91%
	Principal amount
Financials 3.88%	(000)

Wells Fargo & Co. 1.25% 2016	$29,000	29,019
Wells Fargo & Co. 3.676% 2016	10,000	10,704
Wells Fargo & Co. 4.60% 2021	45,000	49,096
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	86,566	97,603
JPMorgan Chase & Co. 3.45% 2016	10,000	10,519
JPMorgan Chase & Co. 1.625% 2018	23,200	22,468
JPMorgan Chase & Co. 1.80% 2018	8,500	8,343
JPMorgan Chase & Co. 3.25% 2022	5,000	4,772
JPMorgan Chase & Co. 3.20% 2023	955	906
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[6]	$ 50,150	$ 46,765
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	74,825	83,326
Citigroup Inc. 4.587% 2015	10,885	11,667
Citigroup Inc. 1.70% 2016	8,000	8,007
Citigroup Inc. 3.953% 2016	27,115	28,760
Citigroup Inc. 1.75% 2018	19,500	18,861
Citigroup Inc. 8.50% 2019	4,894	6,254
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[6]	57,032	52,270
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	38,295	37,194
Westfield Group 5.75% 2015[5]	10,250	11,223
Westfield Group 5.70% 2016[5]	38,325	43,093
Westfield Group 7.125% 2018[5]	39,925	47,904
Westfield Group 6.75% 2019[5]	30,000	35,752
Westfield Group 4.625% 2021[5]	20,000	21,200
CIT Group Inc., Series C, 4.75% 2015[5]	79,225	81,998
CIT Group Inc. 4.25% 2017	14,000	14,368
CIT Group Inc. 5.00% 2017	43,900	46,534
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,384
Prologis, Inc. 6.25% 2017	8,900	10,109
Prologis, Inc. 6.625% 2018	57,365	66,953
Prologis, Inc. 6.625% 2019	5,686	6,683
Prologis, Inc. 7.375% 2019	22,690	27,638
Prologis, Inc. 6.875% 2020	37,875	44,976
Realogy Corp. 3.375% 2016[5]	3,000	3,015
Realogy Corp., Letter of Credit, 4.50% 2016[6,8,9]	7,377	7,387
Realogy Corp. 7.875% 2019[5]	58,474	63,737
Realogy Corp., Term Loan B, 4.50% 2020[6,8,9]	56,141	56,807
Realogy Corp. 9.00% 2020[5]	12,540	14,421
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[5,6]	116,330	142,795
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,726
Murray Street Investment Trust I 4.647% 2017	2,160	2,313
Goldman Sachs Group, Inc. 2.375% 2018	11,275	11,156
Goldman Sachs Group, Inc. 2.90% 2018	45,695	45,849
Goldman Sachs Group, Inc. 5.25% 2021	23,000	24,870
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,315
Goldman Sachs Group, Inc. 3.625% 2023	9,015	8,657
Simon Property Group, LP 6.75% 2014	5,310	5,479
Simon Property Group, LP 5.25% 2016	73,435	82,416
Simon Property Group, LP 6.10% 2016	4,250	4,777
Simon Property Group, LP 5.875% 2017	16,320	18,537
Simon Property Group, LP 1.50% 2018[5]	7,345	7,143
Simon Property Group, LP 6.125% 2018	10,790	12,745
Simon Property Group, LP 10.35% 2019	5,000	6,959
Bank of America Corp., Series L, 3.625% 2016	7,060	7,423
Bank of America Corp. 3.75% 2016	9,975	10,553
Bank of America Corp. 5.75% 2017	8,100	9,145
Bank of America Corp. 5.625% 2020	9,000	10,113
Bank of America Corp. 5.00% 2021	4,185	4,509
Bank of America Corp. 3.30% 2023	18,995	17,934
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[6]	14,000	12,670
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[6]	30,924	34,481
iStar Financial Inc., Term Loan B, 4.50% 2017[6,8,9]	27,455	27,609
iStar Financial Inc., Series B, 9.00% 2017	37,360	42,404
iStar Financial Inc., 4.875% 2018	9,825	9,604
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 5.50% 2015	$15,776	$16,886
Developers Diversified Realty Corp. 9.625% 2016	6,820	8,162
Developers Diversified Realty Corp. 7.50% 2017	32,887	38,588
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,436
Developers Diversified Realty Corp. 7.875% 2020	7,420	9,172
Zions Bancorporation 5.50% 2015	40,017	41,695
Zions Bancorporation 6.00% 2015	32,732	33,861
Hospitality Properties Trust 5.125% 2015[2]	2,160	2,238
Hospitality Properties Trust 6.30% 2016[2]	19,827	21,678
Hospitality Properties Trust 5.625% 2017[2]	10,169	11,073
Hospitality Properties Trust 6.70% 2018[2]	12,625	14,222
Hospitality Properties Trust 5.00% 2022[2]	6,500	6,587
Hospitality Properties Trust 4.50% 2023[2]	11,060	10,778
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[5,6]	55,766	62,179
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,757
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,652
Kimco Realty Corp. 5.70% 2017	17,250	19,467
Kimco Realty Corp. 4.30% 2018	3,000	3,254
Kimco Realty Corp. 6.875% 2019	10,844	13,219
International Lease Finance Corp. 4.875% 2015	51,400	53,135
Royal Bank of Scotland PLC 3.40% 2013	7,950	7,962
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,481
Royal Bank of Scotland Group PLC 4.70% 2018	11,800	11,678
RBS Capital Trust II 6.425% noncumulative trust (undated)[6]	11,005	8,969
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5,6,10]	12,735	12,480
Morgan Stanley, Series F, 2.875% 2014	10,000	10,098
Morgan Stanley 1.75% 2016	15,000	14,993
Morgan Stanley 3.80% 2016	5,125	5,383
Morgan Stanley 2.125% 2018	17,000	16,483
Morgan Stanley, Series F, 5.625% 2019	1,825	2,024
PNC Financial Services Group, Inc. 2.854% 2022	18,297	17,055
PNC Preferred Funding Trust I, junior subordinated 1.923% (undated)[5,6]	23,800	20,468
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[6]	10,250	10,964
Ford Motor Credit Co. 1.70% 2016	8,500	8,428
Ford Motor Credit Co. 2.50% 2016	7,000	7,092
Ford Motor Credit Co. 8.00% 2016	1,500	1,764
Ford Motor Credit Co. 2.375% 2018	30,600	30,114
HBOS PLC 6.75% 2018[5]	17,300	18,790
LBG Capital No.1 PLC, Series 2, 7.875% 2020[5]	20,000	21,360
HBOS PLC 6.00% 2033[5]	2,200	2,036
HBOS Capital Funding LP 6.071% (undated)[5,6]	5,000	4,825
Standard Chartered PLC 3.85% 2015[5]	6,945	7,272
Standard Chartered PLC 3.20% 2016[5]	10,000	10,474
Standard Chartered Bank 6.40% 2017[5]	25,000	28,546
Société Générale, junior subordinated 5.922% (undated)[5,6]	45,073	44,749
American Tower Corp. 4.625% 2015	9,280	9,715
American Tower Corp. 7.00% 2017	12,431	14,309
American Tower Corp. 7.25% 2019	15,025	17,856
UnumProvident Finance Co. PLC 6.85% 2015[5]	28,500	31,671
Unum Group 7.125% 2016	6,740	7,784
HSBK (Europe) BV 7.25% 2017[5]	30,570	32,487
American International Group, Inc. 3.00% 2015	14,000	14,451
American International Group, Inc. 4.875% 2016	4,000	4,410
American International Group, Inc. 3.80% 2017	8,000	8,494
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

American International Group, Inc. 4.875% 2022	$ 2,500	$ 2,726
Crescent Resources 10.25% 2017[5]	26,885	29,170
Synovus Financial Corp. 5.125% 2017	10,409	10,617
Synovus Financial Corp. 7.875% 2019	15,816	18,188
Liberty Mutual Group Inc. 4.25% 2023[5]	6,105	6,005
Liberty Mutual Group Inc., Series A, 7.80% 2087[5,6]	19,415	22,667
Regions Financial Corp. 7.75% 2014	5,157	5,567
Regions Financial Corp. 5.20% 2015	3,115	3,271
Regions Financial Corp. 5.75% 2015	18,462	19,829
MetLife Global Funding I 2.50% 2015[5]	10,000	10,343
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5,6]	14,430	17,100
MetLife Capital Trust X, junior subordinated 9.25% 2068[5,6]	500	668
Lazard Group LLC 7.125% 2015	25,187	27,384
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,950
Berkshire Hathaway Finance Corp. 1.30% 2018	5,950	5,818
Berkshire Hathaway Inc. 1.55% 2018	3,900	3,867
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,434
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,846
ERP Operating LP 6.584% 2015	2,705	2,964
ERP Operating LP 5.75% 2017	4,000	4,538
ERP Operating LP 7.125% 2017	10,000	11,719
ERP Operating LP 3.00% 2023	7,290	6,788
NASDAQ OMX Group, Inc. 5.25% 2018	23,050	24,987
HCP, Inc. 3.75% 2016	20,000	21,086
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,002
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,552
BNP Paribas 3.60% 2016	10,000	10,563
BNP Paribas 5.00% 2021	7,000	7,490
QBE Insurance Group Ltd. 2.40% 2018[5]	17,380	16,902
Springleaf Finance Corp., Term Loan B, 5.50% 2017[6,8,9]	16,486	16,533
Prudential Financial, Inc. 4.50% 2021	3,000	3,233
Prudential Holdings, LLC, Series C, 8.695% 2023[5,8]	10,250	12,668
BBVA Bancomer SA 4.50% 2016[5]	7,500	7,875
BBVA Bancomer SA 6.50% 2021[5]	7,200	7,614
Mack-Cali Realty Corp. 2.50% 2017	15,235	15,044
American Express Co. 6.15% 2017	12,610	14,602
Boston Properties, Inc. 3.70% 2018	12,000	12,719
FelCor Lodging Trust Inc. 5.625% 2023	12,825	12,536
ANZ National (International) Ltd. 3.125% 2015[5]	10,000	10,395
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,372
Ryman Hospitality Properties, Inc. 5.00% 2021[5]	10,375	10,219
UBS AG 2.25% 2014	10,000	10,093
US Bancorp., Series T, 1.65% 2017	10,000	10,016
Westpac Banking Corp. 3.00% 2015	9,000	9,444
Toronto-Dominion Bank 2.375% 2016	9,000	9,332
Bank of Nova Scotia 2.55% 2017	9,000	9,313
ACE INA Holdings Inc. 2.60% 2015	7,445	7,761
ACE INA Holdings Inc. 2.70% 2023	1,500	1,414
Nationwide Mutual Insurance Co. 5.81% 2024[5,6]	8,150	8,293
Nordea Bank AB 1.625% 2018[5]	8,500	8,273
Monumental Global Funding III 0.468% 2014[5,6]	8,000	8,006
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,310
Brandywine Operating Partnership, LP 5.70% 2017	20	22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,649
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Santander Issuances, SA Unipersonal 6.50% 2019[5,6]	$ 7,500	$ 7,651
Host Hotels & Resorts LP 6.00% 2021	6,400	7,012
Allstate Corp. 3.15% 2023	4,075	3,991
Allstate Corp. 4.50% 2043	2,500	2,468
Barclays Bank PLC 5.125% 2020	5,500	6,118
Goodman Funding Pty Ltd. 6.00% 2022[5]	4,935	5,374
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,500	4,336
AXA SA, Series B, junior subordinated 6.379% (undated)[5,6]	4,155	4,155
Essex Portfolio L.P. 3.25% 2023	4,400	4,083
Corporate Office Properties Trust 3.60% 2023[5]	4,155	3,859
VEB Finance Ltd. 6.80% 2025[5]	3,000	3,255
UDR, Inc., Series A, 5.25% 2015	3,000	3,167
American Campus Communities, Inc. 3.75% 2023	2,985	2,870
BB&T Corp., 2.05% 2018	2,350	2,343
CNA Financial Corp. 6.50% 2016	1,750	1,990
Development Bank of Kazakhstan 5.50% 2015	930	980
Development Bank of Kazakhstan 5.50% 2015[5]	637	671
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,598
		3,235,300
U.S. Treasury bonds & notes 2.52%
U.S. Treasury 2.21%

U.S. Treasury 1.50% 2013	20,000	20,118
U.S. Treasury 1.875% 2014	230,000	232,374
U.S. Treasury 1.875% 2014	17,555	17,785
U.S. Treasury 2.625% 2014	64,000	65,575
U.S. Treasury 1.50% 2016	13,500	13,855
U.S. Treasury 1.75% 2016	95,000	98,181
U.S. Treasury 2.00% 2016	102,000	105,944
U.S. Treasury 2.375% 2016	100,000	104,996
U.S. Treasury 7.50% 2016	20,000	24,397
U.S. Treasury 0.50% 2017	67,500	66,074
U.S. Treasury 2.625% 2018	79,500	84,332
U.S. Treasury 1.625% 2022	202,250	187,393
U.S. Treasury 1.75% 2023	4,500	4,178
U.S. Treasury 6.25% 2023	113,000	150,220
U.S. Treasury 6.75% 2026	4,575	6,470
U.S. Treasury 5.50% 2028	62,975	80,746
U.S. Treasury 6.25% 2030	6,850	9,547
U.S. Treasury 5.375% 2031	38,475	49,251
U.S. Treasury 4.50% 2036	87,935	102,513
U.S. Treasury 4.625% 2040	16,775	19,962
U.S. Treasury 3.75% 2041	61,350	63,190
U.S. Treasury 4.75% 2041	50,000	60,672
U.S. Treasury 2.75% 2042	2,675	2,245
U.S. Treasury 3.00% 2042	56,175	49,913
U.S. Treasury 2.875% 2043	141,422	121,831
U.S. Treasury 3.125% 2043	104,525	95,004
		1,836,766
U.S. Treasury inflation-protected securities[11] 0.31%

U.S. Treasury Inflation-Protected Security 1.875% 2015	45,506	48,524
U.S. Treasury Inflation-Protected Security 0.125% 2017	41,022	42,453
U.S. Treasury Inflation-Protected Security 0.125% 2022	29,881	29,581
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[11] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.375% 2023	$95,565	$ 95,544
U.S. Treasury Inflation-Protected Security 0.75% 2042	6,185	5,410
U.S. Treasury Inflation-Protected Security 0.625% 2043	44,831	37,477
		258,989
Total U.S. Treasury bonds & notes		2,095,755
Consumer discretionary 2.22%

Boyd Gaming Corp. 7.125% 2016	13,925	13,925
Boyd Gaming Corp. 9.125% 2018	88,575	94,775
Boyd Gaming Corp. 9.00% 2020	5,000	5,375
MGM Resorts International 5.875% 2014	37,905	38,853
MGM Resorts International 6.625% 2015	22,500	24,356
MGM Resorts International 7.50% 2016	8,425	9,331
MGM Resorts International 8.625% 2019	2,425	2,822
MGM Resorts International 6.75% 2020	7,350	7,837
MGM Resorts International 6.625% 2021	7,950	8,397
MGM Resorts International 7.75% 2022	19,000	21,138
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[6,8,9]	5,914	5,880
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	8,255	8,441
Toys “R” Us Property Co. II, LLC 8.50% 2017	13,300	14,115
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	33,682
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[6,8,9]	25,321	24,825
EchoStar DBS Corp. 7.75% 2015	7,350	8,030
DISH DBS Corp. 4.625% 2017	45,105	45,894
DISH DBS Corp. 4.25% 2018[5]	14,825	14,640
DISH DBS Corp. 7.875% 2019	1,425	1,628
DISH DBS Corp. 6.75% 2021	9,400	10,011
Time Warner Cable Inc. 7.50% 2014	7,900	8,240
Time Warner Cable Inc. 6.75% 2018	22,500	25,191
Time Warner Cable Inc. 5.00% 2020	25,000	25,475
Time Warner Cable Inc. 4.125% 2021	16,000	15,415
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,218
Virgin Media Finance PLC 8.375% 2019[5]	41,674	45,529
Virgin Media Secured Finance PLC 5.375% 2021[5]	17,600	17,908
Limited Brands, Inc. 5.25% 2014	1,585	1,652
Limited Brands, Inc. 8.50% 2019	16,105	19,165
Limited Brands, Inc. 7.00% 2020	21,271	23,850
Limited Brands, Inc. 6.625% 2021	23,754	26,248
Comcast Corp. 5.90% 2016	10,000	11,255
Comcast Corp. 6.30% 2017	3,000	3,559
Comcast Corp. 4.25% 2033	4,000	3,867
Comcast Corp. 5.65% 2035	7,000	7,751
Comcast Corp. 6.45% 2037	25,000	29,958
Comcast Corp. 6.95% 2037	10,275	13,011
Comcast Corp. 4.65% 2042	805	775
NBCUniversal Media, LLC 2.875% 2016	10,000	10,491
NBCUniversal Enterprise, Inc. 0.953% 2018[5,6]	8,625	8,709
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	1,835	1,795
NBCUniversal Media, LLC 4.375% 2021	3,750	4,072
NBCUniversal Enterprise, Inc. 5.25% (undated)[5]	37,105	36,791
Dollar General Corp. 1.875% 2018	13,000	12,582
Dollar General Corp. 3.25% 2023	44,750	41,878
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	$49,200	$52,398
Caesars Entertainment Operating Co. 11.25% 2017	24,365	25,385
Caesars Entertainment Operating Co. 9.00% 2020[5]	10,975	10,317
Caesars Entertainment Operating Co. 9.00% 2020[5]	9,000	8,528
Caesars Entertainment Operating Co. 9.00% 2020[5]	8,475	7,967
Cox Communications, Inc. 5.45% 2014	1,599	1,700
Cox Communications, Inc. 5.875% 2016[5]	25,000	28,307
Cox Communications, Inc. 2.95% 2023[5]	21,375	19,167
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	40,577
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,520
Myriad International Holdings 6.00% 2020[5]	40,000	41,500
Time Warner Inc. 5.875% 2016	8,000	9,138
Time Warner Companies, Inc. 7.25% 2017	1,500	1,809
Time Warner Inc. 4.75% 2021	15,500	16,869
Time Warner Inc. 3.40% 2022	2,150	2,108
Time Warner Inc. 6.25% 2041	6,650	7,531
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	35,425	36,753
Videotron Ltd. 6.375% 2015	4,905	4,985
Quebecor Media Inc. 7.75% 2016	7,037	7,169
Quebecor Media Inc. 5.75% 2023	23,975	23,555
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,488
DaimlerChrysler North America Holding Corp. 1.30% 2015[5]	8,500	8,542
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,067
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	14,000	14,219
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	2,000	1,999
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,911
Tousa, Inc. 9.00% 2010[10]	10,675	7,019
Tousa, Inc. 9.00% 2010[10]	7,815	5,138
Tousa, Inc. 9.25% 2011[5,6,10]	33,175	21,730
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[6,8,9]	31,320	31,455
Home Depot, Inc. 5.95% 2041	25,000	30,710
Volkswagen International Finance NV 0.884% 2014[5,6]	10,000	10,021
Volkswagen International Finance NV 2.875% 2016[5]	4,000	4,172
Volkswagen International Finance NV 2.375% 2017[5]	14,500	14,837
Walt Disney Co. 0.875% 2014	19,000	19,135
Walt Disney Co. 1.10% 2017	7,575	7,422
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	26,222
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,681
News America Inc. 5.30% 2014	20,000	21,216
News America Inc. 3.00% 2022	4,000	3,783
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,500
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,319
Michaels Stores, Inc. 7.50% 2018[5,6,7]	5,000	5,075
Michaels Stores, Inc. 7.75% 2018	17,000	18,509
PETCO Animal Supplies, Inc. 9.25% 2018[5]	21,600	23,490
Cablevision Systems Corp. 8.00% 2020	20,000	22,700
Marriott International, Inc., Series I, 6.375% 2017	19,000	21,538
RCI Banque 3.50% 2018[5]	21,000	21,065
Burger King Corp 0%/11.00% 2019[5,12]	23,475	20,511
Mohegan Tribal Gaming Authority 10.50% 2016[5]	6,275	6,291
Mohegan Tribal Gaming Authority 11.00% 2018[5,6,7]	13,725	13,622
Warner Music Group 11.50% 2018	5,700	6,626
Warner Music Group 6.00% 2021[5]	9,720	10,206
Needle Merger Sub Corp. 8.125% 2019[5]	16,220	16,747
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

J.C. Penney Co., Inc. 5.75% 2018	$18,528	$ 16,027
Cinemark USA, Inc. 5.125% 2022	8,000	7,750
Cinemark USA, Inc. 4.875% 2023[5]	8,300	7,885
Marina District Finance Co., Inc. 9.50% 2015	14,500	15,225
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,145
Laureate Education, Inc. 9.25% 2019[5]	11,750	12,807
Schaeffler Holding Finance BV 6.875% 2018[5,6,7]	12,050	12,351
Tenneco Inc. 6.875% 2020	11,300	12,260
General Motors Financial Co. 3.25% 2018[5]	9,830	9,633
General Motors Financial Co. 6.75% 2018	1,720	1,926
Seminole Tribe of Florida 6.535% 2020[5,8]	10,000	10,800
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,8,9]	10,389	10,460
Federated Department Stores, Inc. 6.90% 2029	7,925	9,199
President & Fellows of Harvard College 3.619% 2037	10,000	8,862
Seneca Gaming Corp. 8.25% 2018[5]	7,925	8,519
Staples, Inc. 9.75% 2014	8,000	8,314
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,521
CBS Corp. 1.95% 2017	7,000	7,011
Six Flags Entertainment Corp. 5.25% 2021[5]	6,400	6,272
Dynacast International LLC 9.25% 2019	5,575	6,133
Local T.V. Finance LLC 9.25% 2015[5,6,7]	5,730	5,845
Allison Transmission Holdings, Inc., Term Loan B2, 3.20% 2017[6,8,9]	4,995	5,019
Omnicom Group Inc. 3.625% 2022	4,750	4,686
Thomson Reuters Corp. 6.50% 2018	3,000	3,560
WPP Finance 2010 4.75% 2021	2,550	2,655
The Weather Company, Term Loan, 7.00% 2020[6,8,9]	2,500	2,566
Ford Motor Co. 4.75% 2043	2,715	2,476
NCL Corp. Ltd. 5.00% 2018[5]	575	576
		1,847,072
Mortgage-backed obligations[8] 2.20%

Fannie Mae 5.50% 2018	73	77
Fannie Mae 6.00% 2021	288	318
Fannie Mae 4.50% 2024	3,324	3,541
Fannie Mae 5.50% 2024	384	418
Fannie Mae 3.50% 2025	10,724	11,266
Fannie Mae 3.50% 2025	7,513	7,893
Fannie Mae 3.50% 2025	6,724	7,064
Fannie Mae 3.50% 2025	6,278	6,595
Fannie Mae 3.50% 2025	3,431	3,604
Fannie Mae 3.50% 2025	861	904
Fannie Mae 3.50% 2025	358	376
Fannie Mae 3.50% 2025	326	342
Fannie Mae 4.50% 2025	3,504	3,733
Fannie Mae 4.50% 2025	2,179	2,350
Fannie Mae 4.50% 2025	2,200	2,344
Fannie Mae 4.50% 2025	2,168	2,310
Fannie Mae, Series 2001-4, Class GA, 9.556% 2025[6]	203	235
Fannie Mae, Series 2001-4, Class NA, 10.906% 2025[6]	6	7
Fannie Mae 3.50% 2026	5,961	6,262
Fannie Mae 6.00% 2026	5,586	6,162
Fannie Mae 7.00% 2026	805	917
Fannie Mae 2.50% 2027	1,948	1,950
Fannie Mae 2.50% 2027	1,473	1,474
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae 2.50% 2027	$ 1,340	$ 1,342
Fannie Mae 2.50% 2027	1,232	1,233
Fannie Mae 2.50% 2027	727	728
Fannie Mae 2.50% 2027	609	610
Fannie Mae 2.50% 2027	592	592
Fannie Mae 3.00% 2027	28,473	29,329
Fannie Mae 2.50% 2028	48,033	48,065
Fannie Mae 2.50% 2028	43,500	43,486
Fannie Mae 2.50% 2028	15,981	15,991
Fannie Mae 3.50% 2028	13,290	13,936
Fannie Mae 6.00% 2028	6,400	7,064
Fannie Mae 7.00% 2028	2,512	2,869
Fannie Mae 7.00% 2028	371	423
Fannie Mae, Series 2001-20, Class E, 9.568% 2031[6]	207	235
Fannie Mae 5.50% 2033	903	989
Fannie Mae 4.50% 2034	26,852	28,549
Fannie Mae 5.50% 2035	902	984
Fannie Mae 5.50% 2036	6,705	7,304
Fannie Mae 6.00% 2036	3,375	3,698
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	2,649	2,927
Fannie Mae 6.00% 2036	2,202	2,412
Fannie Mae 6.00% 2036	1,670	1,830
Fannie Mae 2.67% 2037[6]	3,169	3,384
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	9,358	10,208
Fannie Mae 6.00% 2037	43,788	47,809
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	5,856	6,498
Fannie Mae 6.00% 2037	5,644	6,170
Fannie Mae 6.00% 2037	5,169	5,632
Fannie Mae 6.00% 2037	348	381
Fannie Mae 6.00% 2037	337	358
Fannie Mae 6.50% 2037	2,352	2,625
Fannie Mae 6.50% 2037	1,699	1,891
Fannie Mae 6.50% 2037	1,677	1,854
Fannie Mae 6.50% 2037	624	696
Fannie Mae 7.00% 2037	1,192	1,338
Fannie Mae 7.00% 2037	925	1,037
Fannie Mae 7.50% 2037	1,424	1,623
Fannie Mae 7.50% 2037	112	128
Fannie Mae 7.50% 2037	86	98
Fannie Mae 8.00% 2037	106	121
Fannie Mae 5.50% 2038	1,660	1,807
Fannie Mae 6.00% 2038	7,818	8,565
Fannie Mae 6.00% 2038	7,101	7,738
Fannie Mae 6.00% 2038	3,293	3,602
Fannie Mae 4.50% 2039	37,224	39,811
Fannie Mae 6.00% 2039	3,215	3,517
Fannie Mae 6.50% 2039	1,548	1,724
Fannie Mae 4.00% 2040	14,275	14,845
Fannie Mae 4.00% 2040	11,053	11,494
Fannie Mae 4.00% 2040	10,237	10,646
Fannie Mae 4.195% 2040[6]	1,392	1,473
Fannie Mae 4.50% 2040	29,417	31,223
Fannie Mae 4.50% 2040	2,576	2,735
Fannie Mae 4.50% 2040	135	144
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae 4.50% 2040	$ 115	$ 123
Fannie Mae 5.00% 2040	13,755	14,911
Fannie Mae 4.00% 2041	28,035	29,155
Fannie Mae 4.00% 2041	9,768	10,209
Fannie Mae 4.50% 2041	60,671	64,418
Fannie Mae 4.50% 2041	41,273	43,822
Fannie Mae 4.50% 2041	7,480	7,942
Fannie Mae 4.50% 2041	4,525	4,805
Fannie Mae 4.50% 2041	387	412
Fannie Mae 5.00% 2041	795	868
Fannie Mae 5.00% 2041	735	802
Fannie Mae 5.00% 2041	582	638
Fannie Mae 5.00% 2041	552	604
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	601	681
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	479	572
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	315	372
Fannie Mae 3.50% 2042	39,380	39,761
Fannie Mae 3.50% 2042	29,008	29,289
Fannie Mae 3.50% 2042	11,010	11,124
Fannie Mae, Series 2002-W1, Class 2A, 6.767% 2042[6]	883	1,055
Fannie Mae 3.50% 2043	98,362	99,215
Fannie Mae 4.00% 2043	105,000	109,184
Fannie Mae 6.50% 2047	1,154	1,256
Fannie Mae 6.50% 2047	1,074	1,169
Fannie Mae 6.50% 2047	686	746
Fannie Mae 6.50% 2047	584	636
Fannie Mae 6.50% 2047	378	412
Fannie Mae 6.50% 2047	127	138
Fannie Mae 7.00% 2047	1,049	1,169
Fannie Mae 7.00% 2047	501	559
Fannie Mae 7.00% 2047	472	526
Fannie Mae 7.00% 2047	297	331
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,294
Freddie Mac, Series 2289, Class NB, 10.348% 2022[6]	25	28
Freddie Mac 5.00% 2023	4,516	4,811
Freddie Mac 5.00% 2023	4,427	4,717
Freddie Mac 5.00% 2023	4,349	4,634
Freddie Mac 5.00% 2023	1,503	1,606
Freddie Mac 6.00% 2026	862	947
Freddie Mac 6.00% 2027	1,473	1,619
Freddie Mac 2.478% 2035[6]	2,211	2,336
Freddie Mac 4.50% 2035	27,933	29,524
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,612	1,769
Freddie Mac, Series 3257, Class PA, 5.50% 2036	9,244	10,112
Freddie Mac, Series 3286, Class JN, 5.50% 2037	9,383	10,237
Freddie Mac, Series 3312, Class PA, 5.50% 2037	8,982	9,799
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,202	5,672
Freddie Mac 5.50% 2037	1,669	1,802
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,271	10,354
Freddie Mac 5.50% 2038	4,232	4,571
Freddie Mac 6.50% 2038	4,700	5,297
Freddie Mac 4.50% 2039	2,124	2,242
Freddie Mac 5.00% 2039	4,997	5,465
Freddie Mac 5.00% 2039	3,350	3,635
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Freddie Mac 5.00% 2039	$ 2,134	$ 2,287
Freddie Mac 5.50% 2039	2,194	2,370
Freddie Mac 4.50% 2040	54,238	57,322
Freddie Mac 4.00% 2041	3,082	3,200
Freddie Mac 4.50% 2041	5,387	5,695
Freddie Mac 4.50% 2041	5,340	5,646
Freddie Mac 4.50% 2041	4,468	4,723
Freddie Mac 5.00% 2041	268	291
Freddie Mac 4.50% 2042	8,352	8,814
Freddie Mac 4.50% 2042	5,505	5,809
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[6]	14,700	16,289
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5]	7,500	7,878
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	24,000	25,462
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	520	523
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.711% 2049[6]	15,450	17,399
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,000	5,613
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.00% 2051[6]	20,950	23,155
Government National Mortgage Assn. 10.00% 2021	401	445
Government National Mortgage Assn. 10.00% 2025	385	437
Government National Mortgage Assn. 4.00% 2040	67,520	71,028
Government National Mortgage Assn. 4.50% 2041	2,828	3,025
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[6]	11,422	12,241
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	9,963	11,034
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	19,700	20,508
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	10,035	11,117
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	3,766	3,803
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	8,000	8,932
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	19,050	20,568
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.924% 2051[6]	14,300	15,889
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	27,410	30,069
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.897% 2049[6]	11,290	12,830
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,765	1,823
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	3,264	3,334
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	7,020	7,569
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6]	13,000	14,570
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.613% 2049[6]	10,000	10,732
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	8,152	8,164
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.86% 2038[6]	7,000	7,766
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,129
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6]	7,879	8,639
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.292% 2044[6]	13,000	14,125
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.294% 2045[6]	10,808	10,804
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[6]	19,446	21,270
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[6]	5,500	5,922
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	14,623
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[6]	3,000	3,220
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[6]	11,467	11,488
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.56% 2049[6]	5,000	5,622
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	19,000	20,208
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	9,015	8,061
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 4.951% 2047[6]	5,463	3,861
Bank of Montreal 2.85% 2015[5]	10,000	10,412
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[5]	10,000	10,400
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	7,675	8,380
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	$ 7,377	$ 7,803
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-M, 5.277% 2037[6]	7,000	7,466
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.605% 2036[6]	8,834	7,354
Commonwealth Bank of Australia 0.75% 2016[5]	7,000	6,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.104% 2036[6]	6,692	5,463
Freddie Mac, STACR Debt Notes, Series 2013-DN1, Class M-1, 3.59% 2023[6]	4,940	4,993
National Australia Bank 1.25% 2018[5]	5,000	4,869
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.85% 2050[6]	3,460	3,918
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	2,223	2,243
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	720
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	145	148
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.62% 2031[5,6]	13,244	53
		1,829,810
Telecommunication services 1.94%

Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[5]	79,320	84,277
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	41,275	43,855
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	8,407
Sprint Nextel Corp. 8.375% 2017	29,525	33,511
Sprint Nextel Corp. 9.125% 2017	39,446	45,659
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	38,045	44,703
Sprint Nextel Corp. 9.00% 2018[5]	5,000	5,937
Sprint Nextel Corp. 7.00% 2020	64,620	68,416
Sprint Nextel Corp. 11.50% 2021	20,975	28,002
Wind Acquisition SA 11.75% 2017[5]	128,405	136,109
Wind Acquisition SA 7.25% 2018[5]	50,980	52,764
Wind Acquisition SA 7.25% 2018[5]	15,040	15,491
NII Capital Corp. 7.875% 2019[5]	40,625	39,203
NII Capital Corp. 8.875% 2019	25,775	22,811
NII Capital Corp. 11.375% 2019[5]	35,375	39,001
NII Capital Corp. 7.625% 2021	74,810	60,783
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,8,9]	62,650	63,179
Cricket Communications, Inc. 7.75% 2020	63,075	71,984
Verizon Communications Inc. 5.55% 2014	55,884	57,184
Verizon Communications Inc. 3.00% 2016	17,000	17,858
Verizon Communications Inc. 4.75% 2041	2,075	1,956
Verizon Communications Inc. 6.00% 2041	32,925	36,617
Frontier Communications Corp. 8.125% 2018	2,467	2,763
Frontier Communications Corp. 8.50% 2020	15,475	17,255
Frontier Communications Corp. 9.25% 2021	20,625	24,028
Frontier Communications Corp. 8.75% 2022	6,425	7,116
Frontier Communications Corp. 7.125% 2023	30,825	30,671
Frontier Communications Corp. 7.625% 2024	30,375	30,831
LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	96,867	105,585
MetroPCS Wireless, Inc. 6.25% 2021[5]	43,800	44,840
MetroPCS Wireless, Inc. 6.625% 2023[5]	43,775	44,815
Vodafone Group PLC, Term Loan B, 6.875% 2015[7,8,9]	69,082	70,291
Intelsat Jackson Holding Co. 6.625% 2022[5]	53,310	54,776
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,395
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,410
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,193
Telefónica Emisiones, SAU 4.57% 2023	7,000	6,787
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,041
Telecom Italia Capital SA 6.999% 2018	18,140	20,135
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Telecom Italia Capital SA 7.175% 2019	$ 8,000	$ 8,944
SBC Communications Inc. 5.10% 2014	3,500	3,677
AT&T Inc. 2.40% 2016	9,000	9,310
SBC Communications Inc. 5.625% 2016	10,000	11,223
AT&T INC. 4.30% 2042	5,000	4,375
France Télécom 2.75% 2016	9,000	9,308
France Télécom 4.125% 2021	15,000	15,340
Trilogy International Partners, LLC 10.25% 2016[5]	24,750	23,822
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,386
Deutsche Telekom International Finance BV 9.25% 2032	8,420	12,631
Deutsche Telekom International Finance BV 4.875% 2042[5]	350	343
Crown Castle International Corp. 7.125% 2019	19,000	20,567
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,463
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,269
Level 3 Communications, Inc. 11.875% 2019	3,000	3,472
SBA Communications Corp. 5.75% 2020	3,375	3,468
		1,618,237
Energy 1.84%

Kinder Morgan Energy Partners, LP 3.50% 2016	33,950	35,968
Kinder Morgan Energy Partners, LP 6.00% 2017	2,950	3,357
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,904
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,138
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,287
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	14,309
Kinder Morgan Energy Partners, LP 3.50% 2023	6,250	5,949
Kinder Morgan Energy Partners, LP 6.95% 2038	750	894
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,943
Transocean Inc. 5.05% 2016	22,500	24,683
Transocean Inc. 2.50% 2017	2,080	2,075
Transocean Inc. 6.375% 2021	55,490	62,765
Transocean Inc. 3.80% 2022	5,805	5,558
TransCanada PipeLines Ltd. 7.625% 2039	10,750	14,694
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	61,150	64,265
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,881
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,758
Anadarko Petroleum Corp. 8.70% 2019	37,880	49,165
Anadarko Petroleum Corp. 6.20% 2040	500	574
Total Capital SA 3.00% 2015	10,000	10,454
Total Capital International 1.55% 2017	20,000	19,995
Total Capital Canada Ltd. 1.45% 2018	5,810	5,754
Total Capital International 2.875% 2022	7,430	7,204
Total Capital International 2.70% 2023	12,040	11,309
Total Capital Canada Ltd. 2.75% 2023	4,760	4,467
Peabody Energy Corp. 6.00% 2018	34,050	34,986
Peabody Energy Corp. 6.25% 2021	23,750	23,394
NGPL PipeCo LLC 7.119% 2017[5]	9,175	9,072
NGPL PipeCo LLC 9.625% 2019[5]	45,930	48,628
CONSOL Energy Inc. 8.00% 2017	6,750	7,231
CONSOL Energy Inc. 8.25% 2020	46,251	50,067
Alpha Natural Resources, Inc. 9.75% 2018	27,265	28,219
Alpha Natural Resources, Inc. 6.00% 2019	13,310	11,480
Alpha Natural Resources, Inc. 6.25% 2021	18,385	15,443
Petrobras Global Finance Co. 3.00% 2019	2,760	2,571
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Petrobras International Finance Co. 5.75% 2020	$ 6,535	$ 6,787
Petrobras International Finance Co. 5.375% 2021	38,285	38,343
Petrobras Global Finance Co. 4.375% 2023	5,000	4,557
Petrobras International Finance Co. 6.75% 2041	580	562
Petrobras Global Finance Co. 5.625% 2043	1,410	1,194
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	8,750	9,485
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	37,394
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	2,400	2,521
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,738
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,185
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,8]	23,515	25,397
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,8]	10,325	11,151
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,8]	2,502	2,527
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,8]	42,305	42,326
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,131
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,851
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,250
Enbridge Energy Partners, LP 5.50% 2040	16,200	16,226
StatoilHydro ASA 3.875% 2014	10,000	10,246
StatoilHydro ASA 1.80% 2016	10,000	10,293
Statoil ASA 3.125% 2017	10,000	10,643
StatoilHydro ASA 5.25% 2019	2,000	2,318
Statoil ASA 3.15% 2022	150	150
StatoilHydro ASA 2.65% 2024	4,000	3,735
Statoil ASA 4.25% 2041	3,000	2,881
Arch Coal, Inc. 7.00% 2019	29,575	24,325
Arch Coal, Inc. 7.25% 2021	18,675	15,267
Laredo Petroleum, Inc. 9.50% 2019	34,200	38,133
Enterprise Products Operating LLC 5.20% 2020	5,500	6,189
Enterprise Products Operating LLC 3.35% 2023	28,670	27,735
Enterprise Products Operating LLC 4.85% 2044	1,500	1,463
PDC Energy Inc. 7.75% 2022[5]	25,975	27,663
Petróleos Mexicanos 3.50% 2018[5]	14,280	14,566
Petróleos Mexicanos 5.50% 2021	3,960	4,287
Petróleos Mexicanos 4.875% 2022	435	448
Petróleos Mexicanos 4.875% 2024[5]	5,875	5,948
Petróleos Mexicanos 6.50% 2041[5]	750	793
Williams Partners L.P. 4.125% 2020	6,500	6,568
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,118
Williams Partners L.P. 4.00% 2021	11,820	11,691
Williams Partners L.P. 3.35% 2022	5,000	4,627
Chevron Corp. 1.104% 2017	3,435	3,373
Chevron Corp. 2.355% 2022	22,950	21,472
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	11,800	12,744
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,038
Devon Energy Corp. 1.875% 2017	6,990	6,939
Devon Energy Corp. 3.25% 2022	15,250	14,731
Devon Energy Corp. 4.75% 2042	1,700	1,596
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,8]	22,396	22,844
Enbridge Inc. 5.60% 2017	20,067	22,445
Cenovus Energy Inc. 4.50% 2014	12,000	12,494
Cenovus Energy Inc. 3.00% 2022	5,970	5,724
Cenovus Energy Inc. 6.75% 2039	2,500	3,077
Shell International Finance BV 4.00% 2014	20,000	20,446
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Energy Transfer Partners, L.P. 3.60% 2023	$17,300	$ 16,394
Energy Transfer Partners, L.P. 6.50% 2042	955	1,053
Energy Transfer Partners, L.P. 5.15% 2043	3,000	2,807
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,066
Spectra Energy Partners, LP 2.95% 2016	3,750	3,850
Spectra Energy Partners 4.60% 2021	15,730	15,940
Gaz Capital SA, Series 7, 6.212% 2016	5,600	6,114
Gazprom OJSC 3.85% 2020[5]	2,750	2,619
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,165
Gazprom OJSC 6.51% 2022[5]	500	541
Gazprom OJSC 4.95% 2028[5]	3,000	2,640
Gazprom OJSC 7.288% 2037[5]	4,650	5,057
Halliburton Co. 2.00% 2018	14,000	14,016
Halliburton Co. 3.50% 2023	5,000	5,001
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	19,150	18,935
Apache Corp. 2.625% 2023	14,000	13,014
Apache Corp. 4.25% 2044	2,375	2,133
Teekay Corp. 8.50% 2020	13,769	15,111
BG Energy Capital PLC 2.50% 2015[5]	7,000	7,245
BG Energy Capital PLC 2.875% 2016[5]	7,395	7,754
MarkWest Energy Partners, LP 4.50% 2023	12,500	11,813
MarkWest Energy Partners, LP 5.50% 2023	3,000	3,045
Reliance Holdings Ltd. 4.50% 2020	10,000	9,814
Reliance Holdings Ltd. 4.50% 2020[5]	1,260	1,237
Reliance Holdings Ltd. 5.40% 2022[5]	3,500	3,644
Energy Transfer Partners, L.P. 7.50% 2020	12,250	13,858
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,396
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,176
Marathon Oil Corp. 0.90% 2015	8,500	8,500
Samson Investment Co., Term Loan B, 6.00% 2018[6,8,9]	1,450	1,469
Samson Investment Co. 10.25% 2020[5]	6,525	6,949
ConocoPhillips 1.05% 2017	8,500	8,280
Access Midstream Partners, L.P. 4.875% 2023	8,050	7,688
Denbury Resources Inc. 4.625% 2023	6,125	5,612
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,703
Transportadora de Gas Peru SA 4.25% 2028[5]	4,425	4,049
Harvest Operations Corp. 2.125% 2018[5]	4,055	3,932
Western Gas Partners LP 4.00% 2022	3,425	3,405
Bonanza Creek Energy, Inc. 6.75% 2021	2,200	2,266
Transportadora de Gas Internacional 5.70% 2022[5]	850	899
Ecopetrol SA 7.625% 2019	450	538
		1,533,804
Industrials 1.72%

General Electric Co. 0.85% 2015	10,000	10,009
General Electric Capital Corp. 1.00% 2015	7,350	7,350
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,308
General Electric Capital Corp. 2.95% 2016	4,650	4,871
General Electric Capital Corp. 1.60% 2017	8,500	8,386
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,508
General Electric Capital Corp. 3.10% 2023	16,000	15,086
General Electric Co. 4.125% 2042	11,000	10,302
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[6]	28,800	27,360
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	56,000	58,482
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	$112,300	$126,549
US Investigations Services, Inc., Term Loan B, 5.00% 2015[6,8,9]	14,399	14,084
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,8,9]	18,652	18,668
US Investigations Services, Inc. 10.50% 2015[5]	49,850	44,616
US Investigations Services, Inc. 11.75% 2016[5]	19,814	15,653
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	86,326
Ply Gem Industries, Inc. 9.375% 2017	5,402	5,794
Ply Gem Industries, Inc. 8.25% 2018	73,543	79,610
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	833	856
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	2,194	2,380
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	435	460
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	66	68
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	5,403	5,629
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	2,225	2,357
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[3,8,10]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	248	261
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	12,068	13,184
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	276	285
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	477	523
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,8]	4,287	4,459
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	996	1,039
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,579	3,821
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	10,628	11,113
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,783	3,134
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	5,040	5,774
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	261	273
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	7,023	7,365
Nortek Inc. 10.00% 2018	22,255	24,425
Nortek Inc. 8.50% 2021	33,565	36,502
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,786	1,799
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,8,9]	37,355	38,009
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,8,9]	16,934	17,231
BE Aerospace, Inc. 5.25% 2022	49,405	51,196
JELD-WEN Escrow Corp. 12.25% 2017[5]	43,750	50,094
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[6,8,9]	1,787	1,733
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[6,8,9]	41,326	38,433
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	5,195	5,702
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	27,161
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,093
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[5]	13,250	13,084
TransDigm Inc. 7.75% 2018	17,395	18,634
TransDigm Inc. 5.50% 2020[5]	22,000	21,615
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	14,115	14,750
Navios Maritime Holdings Inc. 8.875% 2017	10,305	10,859
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	14,585	13,947
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[8]	8,190	8,466
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5,8]	24,000	24,300
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,8,9]	30,900	31,151
Euramax International, Inc. 9.50% 2016	31,755	30,008
Union Pacific Corp. 5.125% 2014	15,325	15,714
Union Pacific Corp. 5.75% 2017	2,065	2,392
Union Pacific Corp. 5.70% 2018	8,000	9,344
HD Supply, Inc. 11.50% 2020	23,055	27,407
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	14,311
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 4.10% 2021	$ 7,000	$ 7,355
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,385
ARAMARK Corp., Term Loan D, 4.00% 2019[6,8,9]	19,000	19,217
Esterline Technologies Corp. 7.00% 2020	16,590	18,000
R.R. Donnelley & Sons Co. 7.25% 2018[2]	11,400	12,341
R.R. Donnelley & Sons Co. 7.875% 2021[2]	5,000	5,425
United Technologies Corp. 1.80% 2017	4,640	4,690
United Technologies Corp. 3.10% 2022	4,900	4,871
United Technologies Corp. 4.50% 2042	5,965	5,995
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	14,125	14,867
Honeywell International Inc. 3.875% 2014	13,605	13,862
TRAC Intermodal 11.00% 2019	12,225	13,753
Gardner Denver, Inc., Term Loan B, 4.25% 2020[6,8,9]	13,000	13,065
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,860
CNH Capital LLC 3.875% 2015	12,000	12,390
RBS Global, Inc. and Rexnord LLC 8.50% 2018	9,950	10,796
Watco Companies 6.375% 2023[5]	10,670	10,697
Norfolk Southern Corp. 5.75% 2016	6,710	7,469
Norfolk Southern Corp. 5.75% 2018	2,000	2,316
Volvo Treasury AB 5.95% 2015[5]	8,835	9,482
Atlas Copco AB 5.60% 2017[5]	7,405	8,214
Builders Firstsource 7.625% 2021[5]	5,575	5,645
CEVA Group PLC 11.625% 2016[5]	3,725	3,846
CEVA Group PLC 8.375% 2017[5]	1,743	1,761
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,571
Safway Group Holding 7.00% 2018[5]	5,500	5,541
European Aeronautic Defence and Space Company 2.70% 2023[5]	6,000	5,535
Canadian National Railway Co. 1.45% 2016	5,010	5,060
ADS Waste Escrow 8.25% 2020[5]	4,675	4,944
CSX Corp. 6.25% 2015	3,460	3,769
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[6,8,9]	3,054	1,665
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[3,10]	3,570	339
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[3,7,10]	14,057	1,335
Odebrecht Finance Ltd 5.125% 2022[5]	1,080	1,056
Odebrecht Finance Ltd 7.125% 2042[5]	2,250	2,205
HDTFS Inc. 5.875% 2020	3,000	3,180
BakerCorp International, Inc. 8.25% 2019	2,000	2,025
ABB Finance (USA) Inc. 1.625% 2017	1,000	999
ABB Finance (USA) Inc. 2.875% 2022	1,000	965
Boeing Company 0.95% 2018	640	613
		1,436,407
Health care 1.45%

Amgen Inc. 2.50% 2016	21,375	22,274
Amgen Inc. 2.125% 2017	8,500	8,614
Amgen Inc. 3.875% 2021	20,400	20,850
Amgen Inc. 5.375% 2043	48,310	49,659
inVentiv Health Inc. 9.00% 2018[5]	35,035	36,349
inVentiv Health Inc. 11.00% 2018[5]	53,835	45,221
inVentiv Health Inc. 11.00% 2018[5]	22,915	19,249
Kinetic Concepts, Inc. 10.50% 2018	63,842	70,545
Kinetic Concepts, Inc. 12.50% 2019	22,560	24,055
VPI Escrow Corp. 6.75% 2018[5]	18,000	19,080
VPI Escrow Corp. 6.375% 2020[5]	34,355	35,643
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

VPI Escrow Corp. 7.50% 2021[5]	$22,900	$24,675
Express Scripts Inc. 2.75% 2014	1,000	1,024
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,516
Express Scripts Inc. 3.125% 2016	23,564	24,636
Express Scripts Inc. 2.65% 2017	2,595	2,671
Express Scripts Inc. 7.25% 2019	8,985	11,009
Express Scripts Inc. 4.75% 2021	1,000	1,076
Express Scripts Inc. 3.90% 2022	9,500	9,696
Express Scripts Inc. 6.125% 2041	1,750	2,074
Quintiles, Term Loan B-2, 4.50% 2018[6,8,9]	55,544	55,984
VWR Funding, Inc. 7.25% 2017	41,695	43,780
Humana Inc. 4.625% 2042	45,000	41,075
AbbVie Inc. 1.75% 2017[5]	8,500	8,411
AbbVie Inc. 2.90% 2022[5]	12,500	11,914
AbbVie Inc. 4.40% 2042[5]	20,520	19,552
HCA Inc. 6.375% 2015	7,400	7,835
HCA Inc., Term Loan B5, 3.026% 2017[6,8,9]	6,292	6,319
HCA Inc. 6.50% 2020	22,595	24,967
Patheon Inc., Term Loan B1, 7.25% 2018[6,8,9]	33,849	34,484
Symbion Inc. 8.00% 2016	32,230	34,083
Novartis Capital Corp. 4.125% 2014	17,250	17,573
Novartis Capital Corp. 2.90% 2015	14,000	14,590
Novartis Securities Investment Ltd. 5.125% 2019	750	866
Boston Scientific Corp. 6.40% 2016	21,735	24,466
Boston Scientific Corp. 6.00% 2020	7,250	8,284
Coventry Health Care, Inc. 6.30% 2014	8,370	8,837
Aetna Inc. 1.50% 2017	11,335	11,082
Aetna Inc. 2.75% 2022	13,000	12,079
Roche Holdings, Inc. 6.00% 2019[5]	14,250	17,050
Roche Holdings, Inc. 7.00% 2039[5]	8,750	11,932
Select Medical Holdings Corp. 6.375% 2021[5]	27,245	26,564
Cardinal Health, Inc. 4.00% 2015	3,000	3,174
Cardinal Health, Inc. 5.80% 2016	10,000	11,397
Cardinal Health, Inc. 1.90% 2017	740	736
Cardinal Health, Inc. 1.70% 2018	9,125	8,892
Cardinal Health, Inc. 3.20% 2023	1,745	1,648
Centene Corp. 5.75% 2017	23,240	24,663
Bausch & Lomb Inc. 9.875% 2015	8,616	8,896
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[6,7,8,9]	15,655	15,675
Grifols Inc. 8.25% 2018	21,643	23,510
Gilead Sciences, Inc. 3.05% 2016	10,265	10,893
Gilead Sciences, Inc. 4.40% 2021	10,010	10,743
Gilead Sciences, Inc. 5.65% 2041	465	525
UnitedHealth Group Inc. 6.00% 2017	12,430	14,290
UnitedHealth Group Inc. 1.625% 2019	4,500	4,353
UnitedHealth Group Inc. 2.75% 2023	660	621
UnitedHealth Group Inc. 2.875% 2023	1,500	1,418
UnitedHealth Group Inc. 3.95% 2042	210	186
Baxter International Inc. 1.85% 2018	5,180	5,178
Baxter International Inc. 3.20% 2023	9,000	8,845
Baxter International Inc. 4.50% 2043	2,000	2,014
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,8,9]	15,430	15,507
INC Research LLC 11.50% 2019[5]	13,990	14,969
McKesson Corp. 0.95% 2015	1,135	1,138
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

McKesson Corp. 3.25% 2016	$ 7,525	$ 7,956
McKesson Corp. 1.40% 2018	745	726
McKesson Corp. 4.75% 2021	3,475	3,821
McKesson Corp. 2.70% 2022	405	381
McKesson Corp. 2.85% 2023	650	616
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	14,405	13,775
GlaxoSmithKline Capital Inc. 1.50% 2017	10,160	10,165
GlaxoSmithKline Capital Inc. 4.20% 2043	3,250	3,087
Merck & Co., Inc. 1.10% 2018	6,710	6,521
Merck & Co., Inc. 2.80% 2023	3,500	3,341
Merck & Co., Inc. 4.15% 2043	3,250	3,075
Multiplan Inc. 9.875% 2018[5]	11,200	12,460
WellPoint, Inc. 6.00% 2014	10,000	10,284
WellPoint, Inc. 2.30% 2018	1,370	1,369
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[6,8,9]	11,152	11,257
HealthSouth Corp. 5.75% 2024	10,537	10,418
Rotech Healthcare Inc. 10.50% 2018[10]	19,690	10,140
Surgical Care Affiliates, Inc. 10.00% 2017[5]	9,500	9,856
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,573
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,668
Tenet Healthcare Corp. 4.375% 2021[5]	1,035	953
Tenet Healthcare Corp. 4.50% 2021[5]	7,040	6,582
DENTSPLY International Inc. 2.75% 2016	5,620	5,779
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	981
		1,208,698
Materials 1.05%

FMG Resources 7.00% 2015[5]	10,150	10,429
FMG Resources 6.375% 2016[5]	3,000	3,049
FMG Resources 6.00% 2017[5]	56,380	56,662
FMG Resources 6.875% 2018[5]	38,835	39,757
FMG Resources 8.25% 2019[5]	13,425	14,230
FMG Resources 6.875% 2022[5]	2,000	1,987
ArcelorMittal 4.25% 2015[6]	4,000	4,135
ArcelorMittal 5.00% 2017[6]	15,680	16,229
ArcelorMittal 6.00% 2021[6]	7,430	7,541
ArcelorMittal 6.75% 2022[6]	33,295	34,627
ArcelorMittal 7.25% 2041[6]	50,296	47,090
Xstrata Canada Financial Corp. 2.85% 2014[5]	5,000	5,069
Glencore Xstrata LLC 1.70% 2016[5]	3,000	2,934
Xstrata Canada Financial Corp. 2.70% 2017[5,6]	7,500	7,333
Xstrata Canada Financial Corp. 3.60% 2017[5]	5,000	5,074
Glencore Xstrata LLC 1.628% 2019[5,6]	3,000	2,829
Glencore Xstrata LLC 2.50% 2019[5]	10,000	9,191
Xstrata Canada Financial Corp. 4.95% 2021[5]	11,500	11,280
Xstrata Canada Financial Corp. 4.25% 2022[5,6]	2,000	1,834
Glencore Xstrata LLC 4.125% 2023[5]	42,630	38,295
Inmet Mining Corp. 8.75% 2020[5]	52,272	55,147
Inmet Mining Corp. 7.50% 2021[5]	25,260	25,386
Reynolds Group Inc. 7.125% 2019	8,000	8,580
Reynolds Group Inc. 7.875% 2019	1,555	1,718
Reynolds Group Inc. 9.875% 2019	3,225	3,499
Reynolds Group Inc. 5.75% 2020	56,070	57,191
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,649
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Rio Tinto Finance (USA) Ltd. 1.375% 2016	$ 3,000	$ 3,001
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,228
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,381
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,330	12,057
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	3,919
Rio Tinto Finance (USA) Ltd. 2.875% 2022	4,000	3,688
Cliffs Natural Resources Inc. 3.95% 2018[2]	3,250	3,140
Cliffs Natural Resources Inc. 4.875% 2021[2]	30,242	27,762
Cliffs Natural Resources Inc. 6.25% 2040[2]	1,000	855
Ryerson Inc. 9.00% 2017[5]	18,525	19,335
Ryerson Inc. 11.25% 2018[5]	9,475	9,712
JMC Steel Group Inc. 8.25% 2018[5]	25,628	25,628
Consolidated Minerals Ltd. 8.875% 2016[5]	26,455	25,265
Newpage Corp., Term Loan B, 7.75% 2018[6,8,9]	24,745	25,219
International Paper Co. 7.40% 2014	12,500	13,208
International Paper Co. 7.30% 2039	5,615	7,105
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[6,8,9]	12,194	12,330
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[5]	7,310	7,602
Newcrest Finance Pty Ltd. 4.45% 2021[5]	11,165	9,889
Newcrest Finance Pty Ltd. 4.20% 2022[5]	9,920	8,420
Ball Corp. 5.75% 2021	8,615	9,175
Ball Corp. 5.00% 2022	4,915	4,952
Ball Corp. 4.00% 2023	1,050	965
Teck Resources Ltd. 4.75% 2022	5,745	5,722
Teck Resources Ltd. 6.25% 2041	1,750	1,660
Teck Resources Ltd. 5.20% 2042	2,000	1,662
Teck Resources Ltd. 5.40% 2043	5,360	4,629
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	12,125
Walter Energy, Inc. 9.875% 2020[5]	14,075	12,104
Georgia Gulf Corp. 4.625% 2021[5]	9,625	9,276
Georgia Gulf Corp. 4.875% 2023[5]	2,400	2,289
E.I. du Pont de Nemours and Co. 0.693% 2014[6]	10,000	10,029
Ecolab Inc. 3.00% 2016	7,455	7,824
Ecolab Inc. 4.35% 2021	1,000	1,059
Ecolab Inc. 5.50% 2041	750	824
Praxair, Inc. 4.375% 2014	1,000	1,025
Praxair, Inc. 1.05% 2017	8,500	8,289
OMNOVA Solutions Inc. 7.875% 2018	8,500	9,010
PQ Corp. 8.75% 2018[5]	7,700	8,162
Smurfit Capital Funding PLC 7.50% 2025	7,125	7,820
LSB Industries, Inc. 7.75% 2019[5]	7,000	7,157
Taminco Global Chemical Corp. 9.75% 2020[5]	4,940	5,595
MacDermid Inc., Term Loan B, 7.75% 2020[6,8,9]	5,250	5,329
Anglo American Capital PLC 2.15% 2013[5]	5,000	5,009
Dow Chemical Co. 5.25% 2041	4,000	4,114
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,452
Caraustar, Term Loan, 7.50% 2019[6,8,9]	3,120	3,150
Packaging Dynamics Corp. 8.75% 2016[5]	2,865	2,937
Arbermarle Corp. 5.10% 2015	2,570	2,724
Crown Holdings, Inc. 4.50% 2023[5]	2,315	2,170
Holcim Ltd. 6.00% 2019[5]	1,607	1,824
Ardagh Packaging Finance 4.875% 2022[5]	1,845	1,799
Airgas, Inc. 7.125% 2018	1,250	1,297
		874,647
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology 1.02%	(000)	(000)

First Data Corp. 11.25% 2016	$68,705	$ 68,705
First Data Corp., Term Loan 1L, 4.191% 2017[6,8,9]	20,072	20,106
First Data Corp. 7.375% 2019[5]	28,325	29,883
First Data Corp. 6.75% 2020[5]	16,450	17,252
First Data Corp. 8.25% 2021[5]	34,480	36,204
First Data Corp. 11.75% 2021[5]	68,495	65,755
First Data Corp. 12.625% 2021	33,089	36,439
First Data Corp. 8.75% 2022[5,6,7]	85,616	90,539
SRA International, Inc., Term Loan B, 6.50% 2018[6,8,9]	70,195	70,546
SRA International, Inc. 11.00% 2019	58,195	60,959
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,635
Freescale Semiconductor, Inc. 9.25% 2018[5]	18,000	19,597
Freescale Semiconductor, Inc. 10.125% 2018[5]	8,252	9,077
Freescale Semiconductor, Inc. 5.00% 2021[5]	37,015	35,812
SunGard Data Systems Inc. 7.375% 2018	35,625	37,941
SunGard Data Systems Inc. 7.625% 2020	26,540	28,929
International Business Machines Corp. 1.95% 2016	10,000	10,337
International Business Machines Corp. 2.00% 2016	35,000	36,073
International Business Machines Corp. 1.625% 2020	12,500	11,764
International Business Machines Corp. 3.375% 2023	4,000	3,999
Jabil Circuit, Inc. 8.25% 2018	20,925	24,848
Jabil Circuit, Inc. 5.625% 2020	10,650	11,209
Lawson Software, Inc. 9.375% 2019	25,800	28,961
Ceridian Corp. 11.25% 2015	15,000	15,338
Oracle Corp. 2.375% 2019	12,000	12,103
Oracle Corp 3.625% 2023	2,285	2,317
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,195
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,278
Serena Software, Inc. 10.375% 2016	10,776	10,776
Cisco Systems, Inc. 2.90% 2014	10,000	10,324
Xerox Corp. 6.40% 2016	768	859
Xerox Corp. 2.95% 2017	7,940	8,183
Xerox Corp. 6.75% 2017	360	415
NXP BV and NXP Funding LLC 3.75% 2018[5]	7,100	7,029
Alcatel-Lucent USA Inc. 8.875% 2020[5]	4,725	4,725
Samsung Electronics America, Inc. 1.75% 2017[5]	3,500	3,469
Compucom Systems Inc., 7.00% 2021[5]	1,425	1,400
		847,981
Consumer staples 0.85%

Altria Group, Inc. 9.70% 2018	6,081	8,154
Altria Group, Inc. 9.25% 2019	18,542	24,737
Altria Group, Inc. 4.75% 2021	2,500	2,695
Altria Group, Inc. 2.95% 2023	3,230	3,001
Altria Group, Inc. 9.95% 2038	23,500	35,375
Altria Group, Inc. 4.25% 2042	23,000	19,721
Altria Group, Inc. 4.50% 2043	12,500	11,134
Anheuser-Busch InBev NV 0.628% 2014[6]	15,150	15,190
Anheuser-Busch InBev NV 3.625% 2015	21,000	22,055
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,508
Anheuser-Busch InBev NV 1.375% 2017	10,500	10,427
Anheuser-Busch InBev NV 1.25% 2018	2,500	2,453
Anheuser-Busch InBev NV 7.75% 2019	25,000	31,734
Kraft Foods Inc. 1.625% 2015	2,000	2,034
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Kraft Foods Inc. 2.25% 2017	$ 5,500	$ 5,582
Kraft Foods Inc. 5.375% 2020	4,712	5,353
Kraft Foods Inc. 3.50% 2022	3,000	3,012
Kraft Foods Inc. 5.00% 2042	32,000	32,499
SABMiller Holdings Inc. 1.85% 2015[5]	2,000	2,029
SABMiller Holdings Inc. 2.45% 2017[5]	14,865	15,259
SABMiller Holdings Inc. 3.75% 2022[5]	22,500	22,979
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	7,230
Pernod Ricard SA 2.95% 2017[5]	23,000	23,589
Pernod Ricard SA 4.45% 2022[5]	8,500	8,842
Pernod Ricard SA 5.50% 2042[5]	3,000	3,157
Rite Aid Corp. 10.25% 2019	19,590	22,284
Rite Aid Corp. 8.00% 2020	11,450	12,896
Constellation Brands, Inc. 8.375% 2014	2,175	2,371
Constellation Brands, Inc. 7.25% 2017	16,425	18,807
Constellation Brands, Inc. 3.75% 2021	1,750	1,641
Constellation Brands, Inc. 6.00% 2022	2,825	3,065
Constellation Brands, Inc. 4.25% 2023	8,250	7,796
Imperial Tobacco Finance PLC 2.05% 2018[5]	13,500	13,227
Imperial Tobacco Finance PLC 3.50% 2023[5]	12,500	11,860
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,400
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,541
Wal-Mart Stores, Inc. 4.00% 2043	4,000	3,706
British American Tobacco International Finance PLC 2.125% 2017[5]	10,500	10,642
British American Tobacco International Finance PLC 9.50% 2018[5]	8,705	11,686
Coca-Cola Co. 1.50% 2015	10,590	10,820
Coca-Cola Co. 1.80% 2016	10,000	10,274
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,396
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,132
ConAgra Foods, Inc. 1.30% 2016	2,295	2,303
ConAgra Foods, Inc. 1.90% 2018	4,365	4,343
ConAgra Foods, Inc. 3.20% 2023	9,980	9,579
ConAgra Foods, Inc. 4.65% 2043	2,200	2,112
Procter & Gamble Co. 3.50% 2015	17,250	18,035
Unilever Capital Corp. 3.65% 2014	17,500	17,791
PepsiCo, Inc. 3.10% 2015	10,000	10,368
PepsiCo, Inc. 2.50% 2016	5,000	5,207
General Mills, Inc. 0.624% 2014[6]	15,000	15,030
Reynolds American Inc. 3.25% 2022	11,150	10,586
Reynolds American Inc. 4.75% 2042	3,000	2,736
Tyson Foods, Inc. 6.60% 2016[6]	11,500	12,986
Diageo Capital PLC 5.50% 2016	11,161	12,635
Kimberly-Clark Corp. 7.50% 2018	9,000	11,390
Heineken NV 1.40% 2017[5]	7,485	7,328
Heineken NV 2.75% 2023[5]	4,000	3,673
Philip Morris International Inc. 1.125% 2017	1,000	979
Philip Morris International Inc. 2.625% 2023	10,500	9,809
Smithfield Foods, Inc. 7.75% 2017	2,000	2,268
Smithfield Foods, Inc. 5.25% 2018[5]	1,500	1,508
Smithfield Foods, Inc. 5.875% 2021[5]	3,250	3,266
Smithfield Foods, Inc. 6.625% 2022	3,400	3,604
Kraft Foods Inc. 6.125% 2018	2,500	2,914
Kraft Foods Inc. 5.375% 2020	5,479	6,190
Del Monte Corp. 7.625% 2019	6,125	6,431
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Brasil Foods SA 5.875% 2022[5]	$ 3,250	$ 3,307
Brasil Foods SA 5.875% 2022	1,500	1,526
Wesfarmers Ltd. 1.874% 2018[5]	4,250	4,169
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,309
		706,675
Utilities 0.68%

TXU, Term Loan, 3.695% 2014[6,8,9]	3,000	2,151
TXU, Term Loan, 4.695% 2017[6,8,9]	81,204	57,160
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[5]	28,935	21,846
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	33,579
CMS Energy Corp. 6.25% 2020	20,000	23,285
Consumers Energy Co. 2.85% 2022	11,538	11,268
CMS Energy Corp. 5.05% 2022	8,817	9,628
Electricité de France SA 5.50% 2014[5]	19,000	19,429
Electricité de France SA 6.95% 2039[5]	8,000	9,875
Electricité de France SA 5.25% (undated)[5,6]	25,505	24,434
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,267
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	11,839	14,797
NV Energy, Inc 6.25% 2020	17,500	20,677
AES Corp. 7.75% 2015	10,000	11,150
AES Corp. 8.00% 2017	4,000	4,660
AES Corp. 8.00% 2020	7,000	8,138
AES Corp. 7.375% 2021	10,125	11,492
MidAmerican Energy Co. 5.95% 2017	10,625	12,294
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,444
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,704
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	3,824
FirstEnergy Corp., Series A, 2.75% 2018	10,600	10,279
FirstEnergy Corp., Series B, 4.25% 2023	21,465	19,652
NRG Energy, Inc. 8.25% 2020	3,850	4,293
NRG Energy, Inc. 6.625% 2023	24,000	24,720
Progress Energy, Inc. 7.00% 2031	3,000	3,668
Progress Energy, Inc. 7.75% 2031	3,000	3,912
Duke Energy Indiana, Inc. 4.90% 2043	17,000	17,773
E.ON International Finance BV 5.80% 2018[5]	17,000	19,715
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	17,501
American Electric Power Co. 1.65% 2017	2,295	2,248
American Electric Power Co. 2.95% 2022	16,085	15,092
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,350
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	4,000	4,540
Eskom Holdings Ltd. 5.75% 2021[5]	6,820	6,718
Eskom Holdings Ltd. 6.75% 2023[5]	5,000	4,993
Midwest Generation, LLC, Series B, 8.56% 2016[8,10]	9,761	9,151
Entergy Corp. 4.70% 2017	8,000	8,514
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,307
Teco Finance, Inc. 4.00% 2016	227	242
Teco Finance, Inc. 5.15% 2020	5,172	5,685
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,255
Public Service Co. of Colorado 3.20% 2020	10	10
Xcel Energy Inc. 4.70% 2020	4,657	5,182
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	14	18
AES Panamá, SA 6.35% 2016[5]	4,727	5,188
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	4,960
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

National Grid PLC 6.30% 2016	$ 4,000	$ 4,544
CEZ, a s 4.25% 2022[5]	2,820	2,788
Enel Finance International SA 6.00% 2039[5]	3,000	2,720
Colbun SA 6.00% 2020[5]	2,000	2,144
Veolia Environnement 6.00% 2018	1,250	1,445
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,111
		566,820
Federal agency bonds & notes 0.32%

Freddie Mac 2.50% 2016	22,500	23,673
Freddie Mac 1.00% 2017	56,000	55,619
Freddie Mac 0.75% 2018	9,000	8,725
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	11,000	10,667
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	7,265	7,012
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	6,906	6,760
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	5,880	5,847
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	8,000	7,484
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,995	8,305
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,280	7,756
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	7,000	6,657
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	9,800	9,595
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	8,000	7,431
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6]	4,285	3,953
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	12,231	11,583
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	7,000	6,757
Fannie Mae 6.25% 2029	32,000	41,515
Fannie Mae 7.125% 2030	1,500	2,112
CoBank, ACB 7.875% 2018[5]	10,000	12,293
CoBank, ACB 0.873% 2022[5,6]	8,315	7,544
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,830
Tennessee Valley Authority, Series A, 3.875% 2021	850	919
Tennessee Valley Authority 1.875% 2022	850	768
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	709
		264,514
Bonds & notes of governments & government agencies outside the U.S. 0.09%

Polish Government 5.25% 2014	1,500	1,532
Polish Government 6.375% 2019	13,385	15,693
Polish Government 5.00% 2022	3,000	3,225
Israeli Government 5.125% 2019	3,000	3,433
Israeli Government 4.00% 2022	8,500	8,907
Croatian Government 6.75% 2019	4,800	5,257
Croatian Government 6.375% 2021	5,000	5,313
Croatian Government 5.50% 2023[5]	625	622
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	10,000	10,294
Turkey (Republic of) 5.625% 2021	5,400	5,724
Turkey (Republic of) 6.75% 2040	2,500	2,672
Turkey (Republic of) 4.875% 2043	1,200	1,005
Russian Federation 3.25% 2017	3,000	3,110
Russian Federation 3.25% 2017[5]	2,800	2,902
Russian Federation 7.50% 2030[8]	1,021	1,199
Latvia (Republic of) 2.75% 2020	4,250	4,016
Hungarian Government 6.25% 2020	3,410	3,615
		78,519
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[8] 0.05%	(000)	(000)

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	$ 8,500	$ 8,437
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	6,880	7,165
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.32% 2026[6]	2,109	1,861
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.32% 2029[6]	4,606	4,238
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.331% 2037[6]	2,368	1,963
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.341% 2037[6]	4,176	3,512
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5]	2,569	2,643
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,6]	1,145	1,237
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,533
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.29% 2037[6]	14,224	2,344
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.35% 2037[6]	2,397	2,085
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6]	1,340	1,391
		39,409
Municipals 0.04%

State of California, Various Purpose General Obligation Bonds, 6.20% 2019	24,675	28,745
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	1,875	1,785
		30,530
Miscellaneous 0.04%

Other bonds, notes & other debt instruments in initial period of acquisition		28,832
Total bonds, notes & other debt instruments (cost: $17,578,451,000)		18,243,010

Short-term securities 4.98%

Freddie Mac 0.09%–0.16% due 8/1/2013–6/10/2014	1,352,900	1,352,224
Federal Home Loan Bank 0.07%–0.18% due 8/2/2013–6/20/2014	827,740	827,384
Fannie Mae 0.06%–0.16% due 8/15/2013–3/3/2014	789,739	789,451
General Electric Capital Corp. 0.14%–0.17% due 9/10–10/28/2013	132,900	132,879
General Electric Co. 0.10% due 9/16/2013	55,500	55,492
Federal Farm Credit Banks 0.13%–0.18% due 9/25/2013–5/15/2014	181,300	181,216
Coca-Cola Co. 0.13%–0.19% due 8/20–12/18/2013[5]	171,450	171,427
Wells Fargo & Co. 0.15%–0.18% due 8/14–12/16/2013	155,000	154,889
Procter & Gamble Co. 0.10%–0.14% due 8/16–11/5/2013[5]	90,000	89,989
Private Export Funding Corp. 0.235%–0.245% due 8/30/2013–2/13/2014[5]	88,100	88,046
Chariot Funding, LLC 0.24%–0.25% due 10/29–12/11/2013[5]	41,900	41,876
Jupiter Securitization Co., LLC 0.25% due 10/4/2013[5]	15,500	15,496
Wal-Mart Stores, Inc. 0.09%–0.11% due 8/13–9/10/2013[5]	52,200	52,198
ExxonMobil Corp. 0.085% due 8/5/2013	50,000	49,999
Merck & Co. Inc. 0.12% due 9/19/2013[5]	50,000	49,996
U.S. Treasury Bill 0.176% due 9/19/2013	42,300	42,299
Google Inc. 0.14% due 9/10/2013[5]	25,000	24,996
National Rural Utilities Cooperative Finance Corp. 0.10% due 8/2/2013	24,300	24,300
Abbott Laboratories 0.11% due 8/27/2013[5]	3,600	3,600
Total short-term securities (cost: $4,147,278,000)		4,147,757
Total investment securities (cost: $69,795,547,000)		83,462,487
Other assets less liabilities		(180,203)
Net assets		$83,282,284
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $218,340,000, which represented .26% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

		Cost	Value	Percent of
	Acquisition date(s)	(000)	(000)	net assets

Beech Holdings, LLC	11/21/2008–2/15/2013	$ 142,477	$ 94,574.11%
Revel AC, Inc.	2/14/2011–10/25/2012	56,224	26,406.03
CEVA Group PLC, Series A-2, 2.268% convertible preferred	5/2/2013	13,171	12,370.02
NewPage Holdings Inc.	9/17/2009–9/9/2011	24,366	12,114.01
Total restricted securities		$236,238	$145,464.17%

[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,027,287,000, which represented 6.04% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $957,538,000, which represented 1.15% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-0913O-S37723

The portfolio at a glance

July 31, 2013

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Health care	9.9%
Financials	9.3
Industrials	8.6
Energy	7.5
Consumer staples	6.7

Ten largest common stock holdings	Percent of net assets
Bristol-Myers Squibb	2.7%
Merck	2.4
General Electric	2.0
Pfizer	1.7
Home Depot	1.6
DuPont	1.5
Lockheed Martin	1.5
National Grid	1.4
Microsoft	1.3
Chevron	1.3

Country diversification	Percent of net assets
United States	71.3%
United Kingdom	8.1
Euro zone*	5.5
Canada	2.1
Australia	1.9
Hong Kong	1.6
Other countries	4.7
Short-term securities & other assets less liabilities	4.8

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2012

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Industrials	8.9%
Health care	8.0
Financials	7.5
Consumer staples	7.0
Energy	6.8

Ten largest common stock holdings	Percent of net assets
Merck	2.6%
Bristol-Myers Squibb	2.5
Verizon	2.3
General Electric	2.3
Home Depot	2.0
Royal Dutch Shell	1.6
Chevron	1.4
HCP	1.3
Waste Management	1.3
DuPont	1.3

Country diversification	Percent of net assets
United States	71.1%
Euro zone†	5.8
United Kingdom	5.7
Canada	2.6
Australia	2.1
Switzerland	1.5
Other countries	5.2
Short-term securities & other assets less liabilities	6.0

†	Countries using the euro as a common currency; those represented in the fund’s portfolio were Belgium, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

The Income Fund of America	13

Summary investment portfolio July 31, 2013

Common stocks 71.74%	Shares	Value (000)	Percent of net assets
Health care 9.94%
Bristol-Myers Squibb Co.	51,306,200	$2,218,480	2.66%
Merck & Co., Inc.	41,089,440	1,979,278	2.38
Pfizer Inc.	48,957,000	1,431,013	1.72
AstraZeneca PLC	17,210,969	873,176	1.05
AbbVie Inc.	8,532,500	388,058	.46
Other securities		1,391,169	1.67
		8,281,174	9.94

Financials 9.30%
HSBC Holdings PLC (United Kingdom)	41,998,722	477,774	.96
HSBC Holdings PLC (Hong Kong)	28,586,382	321,226
CME Group Inc., Class A	10,140,400	750,187	.90
Wells Fargo & Co.	15,980,000	695,130	.83
BlackRock, Inc.	2,000,000	563,920	.68
Weyerhaeuser Co.[1]	17,902,528	508,432	.61
Macerich Co.[2]	7,505,000	465,685	.56
Digital Realty Trust, Inc.[2]	7,950,000	439,556	.53
Other securities		3,522,904	4.23
		7,744,814	9.30

Industrials 8.64%
General Electric Co.	68,066,500	1,658,781	1.99
Lockheed Martin Corp.	10,105,000	1,213,813	1.46
Waste Management, Inc.	22,572,153	948,708	1.14
Other securities		3,376,751	4.05
		7,198,053	8.64

Energy 7.45%
Chevron Corp.	8,459,800	1,065,004	1.28
Royal Dutch Shell PLC, Class B (ADR)	10,426,000	738,891
Royal Dutch Shell PLC, Class A (ADR)	2,500,000	170,875	1.25
Royal Dutch Shell PLC, Class B	3,797,147	133,984
Kinder Morgan, Inc.	24,082,800	909,366	1.09
Spectra Energy Corp	25,140,500	904,807	1.08
ConocoPhillips	9,614,000	623,564	.75
Occidental Petroleum Corp.	4,675,000	416,309	.50
Crescent Point Energy Corp.	10,905,000	413,543	.50
Other securities		831,458	1.00
		6,207,801	7.45

Consumer staples 6.66%
PepsiCo, Inc.	11,848,100	989,790	1.19
Procter & Gamble Co.	10,200,000	819,060	.98
Kimberly-Clark Corp.	7,670,000	757,796	.91
Altria Group, Inc.	17,680,000	619,861	.75
Nestlé SA	5,690,000	385,502	.46
Other securities		1,973,449	2.37
		5,545,458	6.66

Utilities 5.84%
National Grid PLC	99,702,637	1,192,905	1.43
GDF SUEZ	30,614,261	642,276	.77
Duke Energy Corp.	8,361,656	593,678	.71
Power Assets Holdings Ltd.	59,138,000	531,095	.64
PG&E Corp.	11,300,000	518,557	.62
FirstEnergy Corp.	10,867,983	413,744	.50
Other securities		973,679	1.17
		4,865,934	5.84

14	The Income Fund of America

	Shares	Value (000)	Percent of net assets
Information technology 5.81%
Microsoft Corp.	33,536,100	$1,067,454	1.28%
Texas Instruments Inc.	19,430,000	761,656	.91
Paychex, Inc.	12,803,182	504,958	.61
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	435,831	.52
Maxim Integrated Products, Inc.	14,156,000	404,862	.49
Cisco Systems, Inc.	15,500,000	396,025	.48
Analog Devices, Inc.	7,750,000	382,540	.46
Other securities		880,548	1.06
		4,833,874	5.81

Consumer discretionary 5.56%
Home Depot, Inc.	16,416,200	1,297,372	1.56
Time Warner Inc.	11,815,000	735,602	.88
Time Warner Cable Inc.	6,070,000	692,405	.83
Other securities		1,908,202	2.29
		4,633,581	5.56

Materials 4.31%
E.I. du Pont de Nemours and Co.	21,261,000	1,226,547	1.47
Nucor Corp.[2]	16,280,000	761,578	.92
Dow Chemical Co.	20,004,900	700,972	.84
MeadWestvaco Corp.[2]	11,281,000	416,833	.50
Other securities		484,908	.58
		3,590,838	4.31

Telecommunication services 4.26%
Verizon Communications Inc.	19,153,425	947,711	1.14
Telstra Corp. Ltd.	141,700,000	635,562	.77
Vodafone Group PLC	158,019,000	474,763	.57
Other securities		1,484,885	1.78
		3,542,921	4.26

Miscellaneous 3.97%
Other common stocks in initial period of acquisition		3,305,324	3.97

Total common stocks (cost: $46,796,414,000)		59,749,772	71.74

Preferred stocks 0.53%
Financials 0.44%
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	49,674	.06
Other securities		318,569	.38
		368,243	.44

Miscellaneous 0.09%
Other preferred stocks in initial period of acquisition		71,137	.09

Total preferred stocks (cost: $427,054,000)		439,380	.53

Warrants 0.00%
Energy 0.00%
Other securities		60	.00

Total warrants (cost: $2,171,000)		60	.00

The Income Fund of America	15

Convertible securities 1.06%	Shares	Value (000)	Percent of net assets
Consumer discretionary 0.63%
General Motors Co., Series B, 4.75% convertible preferred 2013	10,000,000	$499,400	.60%
Other securities		23,181	.03
		522,581	.63

Other 0.43%
Other securities		359,927	.43

Total convertible securities (cost: $844,179,000)		882,508	1.06

Bonds, notes & other debt instruments 21.91%	Principal amount (000)
Financials 3.88%
Wells Fargo & Co.:
Series K, junior subordinated 7.98% (undated)[3]	$86,566	97,603
1.25%–4.60% 2016–2021	84,000	88,819	.22
Other securities		3,048,878	3.66
		3,235,300	3.88

U.S. Treasury bonds & notes 2.52%
U.S. Treasury — 2.21%
0.50%–7.50% 2013–2043	1,762,537	1,836,766	2.21
U. S. Treasury inflation-protected securities [4]— 0.31%
0.125%–1.875% 2015–2043	262,990	258,989	.31

Total U.S. Treasury bonds & notes		2,095,755	2.52

Consumer discretionary 2.22%
Home Depot, Inc. 5.95% 2041	25,000	30,710	.04
Other securities		1,816,362	2.18
		1,847,072	2.22

Mortgage-backed obligations[5] 2.20%
Fannie Mae 2.50%–10.906% 2018–2047[3]	949,685	992,817	1.19
Freddie Mac 2.478%–10.348% 2019–2042[3]	228,458	244,628	.30
Other securities		592,365	.71
		1,829,810	2.20

Telecommunication services 1.94%
Verizon Communications Inc. 3.00%–6.00% 2014–2041	107,884	113,615	.13
Other securities		1,504,622	1.81
		1,618,237	1.94

Energy 1.84%
Chevron Corp. 1.104%–2.355% 2017–2022	26,385	24,845	.03
Shell International Finance BV 4.00% 2014	20,000	20,446	.02
Other securities		1,488,513	1.79
		1,533,804	1.84

Industrials 1.72%
General Electric Co. 0.85%–4.125% 2015–2042	21,000	20,311
General Electric Capital Corp.:
1.00%–6.00% 2015–2023	57,500	58,509
Junior subordinated 5.25%–7.125% (undated)[3]	197,100	212,391	.35
Other securities		1,145,196	1.37
		1,436,407	1.72

Health care 1.45%
Merck & Co., Inc. 1.10%–4.15% 2018–2043	13,460	12,937	.01
Other securities		1,195,761	1.44
		1,208,698	1.45

16	The Income Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Materials 1.05%
E.I. du Pont de Nemours and Co. 0.693% 2014[3]	$10,000	$10,029	.01%
Other securities		864,618	1.04
		874,647	1.05

Consumer staples 0.85%
Procter & Gamble Co. 3.50% 2015	17,250	18,035	.02
PepsiCo, Inc. 2.50%–3.10% 2015–2016	15,000	15,575	.02
Other securities		673,065	.81
		706,675	.85

Utilities 0.68%
National Grid PLC 6.30% 2016	4,000	4,544	.01
Other securities		562,276	.67
		566,820	.68

Federal agency bonds & notes 0.32%
Freddie Mac 0.75%–3.111% 2016–2023	160,626	158,100	.19
Fannie Mae 2.184%–7.125% 2022–2030[3]	65,016	73,351	.09
Other securities		33,063	.04
		264,514	.32

Other 1.20%
Other securities		996,439	1.20

Miscellaneous 0.04%
Other bonds, notes & other debt instruments in initial period of acquisition		28,832	.04

Total bonds, notes & other debt instruments (cost: $17,578,451,000)		18,243,010	21.91

Short-term securities 4.98%
Freddie Mac 0.09%–0.16% due 8/1/2013–6/10/2014	1,352,900	1,352,224	1.62
Federal Home Loan Bank 0.07%–0.18% due 8/2/2013–6/20/2014	827,740	827,384	.99
Fannie Mae 0.06%–0.16% due 8/15/2013–3/3/2014	789,739	789,451	.95
General Electric Capital Corp. 0.14%–0.17% due 9/10–10/28/2013	132,900	132,879
General Electric Co. 0.10% due 9/16/2013	55,500	55,492	.23
Wells Fargo & Co. 0.15%–0.18% due 8/14–12/16/2013	155,000	154,889	.19
Procter & Gamble Co. 0.10%–0.14% due 8/16–11/5/2013[6]	90,000	89,989	.11
Merck & Co. Inc. 0.12% due 9/19/2013[6]	50,000	49,996	.06
U.S. Treasury Bill 0.176% due 9/19/2013	42,300	42,299	.05
Other securities		653,154	.78

Total short-term securities (cost: $4,147,278,000)		4,147,757	4.98
Total investment securities (cost: $69,795,547,000)		83,462,487	100.22
Other assets less liabilities		(180,203)	(.22)

Net assets		$83,282,284	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $957,538,000, which represented 1.15% of the net assets of the fund.

The Income Fund of America	17

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 7/31/2013 (000)
Sales:
British pounds	9/10/2013	Citibank	$199,964	£131,766	$—

18	The Income Fund of America

Investment in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended July 31, 2013, appear below.

	Beginning Shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2013 (000)
Nucor Corp.	13,580,000	2,700,000	—	16,280,000	$21,215	$761,578
Macerich Co.	3,250,000	4,255,000	—	7,505,000	8,629	465,685
Digital Realty Trust, Inc.	3,475,000	4,475,000	—	7,950,000	16,479	439,556
MeadWestvaco Corp.	11,201,000	80,000	—	11,281,000	11,281	416,833
Iron Mountain Inc.	11,117,270	1,339,941	—	12,457,211	58,413	346,310
Hospitality Properties Trust	8,015,000	1,058,335	—	9,073,335	15,814	258,499
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	1,045	21,678
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	852	14,222
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	637	11,073
Hospitality Properties Trust 4.50% 2023	—	$11,060,000	—	$11,060,000	75	10,778
Hospitality Properties Trust 5.00% 2022	—	$7,000,000	$500,000	$6,500,000	337	6,587
Hospitality Properties Trust 5.125% 2015	$3,160,000	—	$1,000,000	$2,160,000	205	2,238
Hospitality Properties Trust 6.75% 2013	$12,650,000	—	$12,650,000	—	96	—
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	13,879	253,429
R.R. Donnelley & Sons Co. 7.25% 2018	—	$11,400,000	—	$11,400,000	466	12,341
R.R. Donnelley & Sons Co. 7.875% 2021	—	$21,815,000	$16,815,000	$5,000,000	222	5,425
R.R. Donnelley & Sons Co. 6.125% 2017	—	$2,475,000	$2,475,000	—	59	—
Cliffs Natural Resources Inc.	5,573,000	5,547,581	3,766,000	7,354,581	10,940	143,488
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	—	2,925,000	—	2,925,000	2,232	55,283
Cliffs Natural Resources Inc. 4.875% 2021	$28,275,000	$5,662,000	$3,695,000	$30,242,000	1,473	27,762
Cliffs Natural Resources Inc. 3.95% 2018	—	$3,250,000	—	$3,250,000	6	3,140
Cliffs Natural Resources Inc. 6.25% 2040	$2,480,000	—	$1,480,000	$1,000,000	98	855
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	9,174	215,086
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	2,959	67,027
Revel AC, Inc.[1,7,8]	—	529,539	—	529,539	—	26,406
Revel Entertainment, Term Loan B, 9.00% 2017	$48,950,000	$15,000,000	$63,950,000	—	5,252	—
Douglas Dynamics, Inc.	1,350,000	—	—	1,350,000	1,117	19,400
Fletcher Building Ltd.[9]	34,239,000	—	14,124,000	20,115,000	8,917	—
Masco Corp.[9]	19,796,751	—	4,000,000	15,796,751	5,225	—
Trustmark Corp.[9]	3,257,000	—	2,410,225	846,775	2,996	—
Waste Management, Inc.[9]	27,471,706	2,100,000	6,999,553	22,572,153	32,990	—
					$233,083	$3,584,679

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,027,287,000, which represented 6.04% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $218,340,000, which represented .26% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 2/14/2011 to 10/25/2012 at a cost of $56,224,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $145,464,000, which represented .17% of the net assets of the fund. These securities were acquired from 11/21/2008 to 5/2/2013 at an aggregate cost of $236,238,000.
[9]	Unaffiliated issuer at 7/31/2013.

Key to abbreviation and symbol

ADR = American Depositary Receipts

£ = British pounds

See Notes to Financial Statements

The Income Fund of America	19

Financial statements

Statement of assets and liabilities
at July 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $66,179,255)	$79,877,808
Affiliated issuers (cost: $3,616,292)	3,584,679	$83,462,487
Cash denominated in currencies other than U.S. dollars (cost: $670)		670
Cash		1,229
Receivables for:
Sales of investments	394,076
Sales of fund’s shares	109,044
Dividends and interest	419,880	923,000
		84,387,386
Liabilities:
Payables for:
Purchases of investments	964,624
Repurchases of fund’s shares	83,387
Closed forward currency contracts	21
Investment advisory services	14,807
Services provided by related parties	37,400
Trustees’ deferred compensation	4,375
Other	488	1,105,102
Net assets at July 31, 2013		$83,282,284

Net assets consist of:
Capital paid in on shares of beneficial interest		$74,209,919
Undistributed net investment income		392,405
Accumulated net realized loss		(4,987,045)
Net unrealized appreciation		13,667,005
Net assets at July 31, 2013		$83,282,284

(dollars and shares in thousands, except per share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (4,246,376 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$63,967,921	3,257,584	$19.64
Class B	817,721	41,940	19.50
Class C	6,388,691	328,983	19.42
Class F-1	3,553,941	181,357	19.60
Class F-2	1,433,487	73,031	19.63
Class 529-A	1,297,943	66,212	19.60
Class 529-B	45,445	2,325	19.55
Class 529-C	420,352	21,524	19.53
Class 529-E	58,638	2,999	19.55
Class 529-F-1	44,353	2,262	19.60
Class R-1	120,333	6,162	19.53
Class R-2	609,484	31,342	19.45
Class R-3	1,322,879	67,602	19.57
Class R-4	1,044,605	53,275	19.61
Class R-5	525,235	26,747	19.64
Class R-6	1,631,256	83,031	19.65

See Notes to Financial Statements

20	The Income Fund of America

Statement of operations
for the year ended July 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $62,754; also includes $222,260 from affiliates)	$2,223,433
Interest (includes $10,823 from affiliates)	1,010,291	$3,233,724

Fees and expenses*:
Investment advisory services	178,820
Distribution services	244,233
Transfer agent services	70,403
Administrative services	14,443
Reports to shareholders	2,583
Registration statement and prospectus	666
Trustees’ compensation	915
Auditing and legal	191
Custodian	2,684
Other	2,269	517,207
Net investment income		2,716,517

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $227,039 net loss from affiliates)	1,485,156
Forward currency contracts	(21)
Currency transactions	(3,475)	1,481,660
Net unrealized appreciation on:
Investments	6,792,779
Currency translations	745	6,793,524
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		8,275,184

Net increase in net assets resulting from operations		$10,991,701

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
	(dollars in thousands)

	Year ended July 31
	2013	2012
Operations:
Net investment income	$2,716,517	$2,621,849
Net realized gain on investments, forward currency contracts and currency transactions	1,481,660	1,001,534
Net unrealized appreciation on investments and currency translations	6,793,524	1,913,338
Net increase in net assets resulting from operations	10,991,701	5,536,721

Dividends paid to shareholders from net investment income	(2,756,869)	(2,766,884)

Net capital share transactions	2,176,097	1,227,028

Total increase in net assets	10,410,929	3,996,865

Net assets:
Beginning of year	72,871,355	68,874,490
End of year (including undistributed net investment income: $392,405 and $408,336, respectively)	$83,282,284	$72,871,355

See Notes to Financial Statements

The Income Fund of America	21

Notes to financial statements

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

22	The Income Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

The Income Fund of America	23

investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$8,281,174	$—	$—	$8,281,174
Financials	7,744,814	—	—	7,744,814
Industrials	7,069,251	—	128,802	7,198,053
Energy	6,207,598	—	203	6,207,801
Consumer staples	5,545,458	—	—	5,545,458
Utilities	4,865,934	—	—	4,865,934
Information technology	4,833,874	—	—	4,833,874
Consumer discretionary	4,607,175	—	26,406	4,633,581
Materials	3,578,724	—	12,114	3,590,838
Telecommunication services	3,542,921	—	—	3,542,921
Miscellaneous	3,305,324	—	—	3,305,324
Preferred stocks	156,583	282,797	—	439,380
Warrants	—	—	60	60
Convertible securities	651,362	182,065	49,081	882,508
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,025,986	1,674	13,027,660
U.S. Treasury bonds & notes	—	2,095,755	—	2,095,755
Mortgage-backed obligations	—	1,829,810	—	1,829,810
Federal agency bonds & notes	—	264,514	—	264,514
Other	—	996,439	—	996,439
Miscellaneous	—	28,832	—	28,832
Short-term securities	—	4,147,757	—	4,147,757
Total	$60,390,192	$22,853,955	$218,340	$83,462,487

24	The Income Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

The Income Fund of America	25

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended July 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2013, the fund reclassified $24,497,000 from accumulated net realized loss to undistributed net investment income and $76,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of July 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$395,319
Capital loss carryforward expiring 2018*	(4,858,854)
Gross unrealized appreciation on investment securities	15,208,352
Gross unrealized depreciation on investment securities	(1,679,176)
Net unrealized appreciation on investment securities	13,529,176
Cost of investment securities	69,933,311

*	Reflects the utilization of capital loss carryforward of $1,462,280,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

26	The Income Fund of America

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended July 31
Share class	2013	2012
Class A	$2,171,974	$2,184,216
Class B	27,748	46,211
Class C	178,582	200,257
Class F-1	107,595	89,867
Class F-2	46,177	36,868
Class 529-A	42,441	40,081
Class 529-B	1,393	2,067
Class 529-C	10,954	11,153
Class 529-E	1,814	1,773
Class 529-F-1	1,496	1,404
Class R-1	3,417	3,657
Class R-2	17,045	18,298
Class R-3	41,523	42,360
Class R-4	33,835	33,776
Class R-5	18,939	18,601
Class R-6	51,936	36,295
Total	$2,756,869	$2,766,884

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2013, the investment advisory services fee was $178,820,000, which was equivalent to an annualized rate of 0.230% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

The Income Fund of America	27

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the year ended July 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$143,231	$52,629	$5,981	Not applicable
Class B	9,706	925	Not applicable	Not applicable
Class C	62,202	5,567	3,113	Not applicable
Class F-1	7,482	3,431	1,500	Not applicable
Class F-2	Not applicable	1,442	609	Not applicable
Class 529-A	2,691	770	600	$1,182
Class 529-B	508	40	25	51
Class 529-C	3,915	280	197	388
Class 529-E	274	19	27	54
Class 529-F-1	—	26	20	39
Class R-1	1,196	122	60	Not applicable
Class R-2	4,377	1,956	295	Not applicable
Class R-3	6,282	2,005	633	Not applicable
Class R-4	2,369	940	475	Not applicable
Class R-5	Not applicable	245	244	Not applicable
Class R-6	Not applicable	6	664	Not applicable
Total class-specific expenses	$244,233	$70,403	$14,443	$1,714

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $915,000, shown on the accompanying financial statements, includes $392,000 in current fees (either paid in cash or deferred) and a net increase of $523,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

28	The Income Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$6,799,757	364,100	$2,086,314	112,144	$(7,414,778)	(398,937)	$1,471,293	77,307
Class B	26,969	1,464	27,089	1,471	(501,122)	(27,222)	(447,064)	(24,287)
Class C	916,082	49,436	168,957	9,181	(1,450,582)	(78,597)	(365,543)	(19,980)
Class F-1	1,181,426	63,117	104,438	5,616	(610,314)	(32,789)	675,550	35,944
Class F-2	472,751	25,296	40,087	2,153	(227,692)	(12,190)	285,146	15,259
Class 529-A	199,233	10,735	42,425	2,284	(173,700)	(9,356)	67,958	3,663
Class 529-B	2,397	130	1,392	75	(21,711)	(1,176)	(17,922)	(971)
Class 529-C	68,835	3,713	10,950	591	(71,129)	(3,849)	8,656	455
Class 529-E	8,507	460	1,814	98	(9,309)	(505)	1,012	53
Class 529-F-1	10,094	542	1,496	80	(7,795)	(421)	3,795	201
Class R-1	23,012	1,239	3,404	184	(40,798)	(2,215)	(14,382)	(792)
Class R-2	152,857	8,296	17,014	923	(190,058)	(10,314)	(20,187)	(1,095)
Class R-3	292,660	15,756	41,436	2,235	(348,587)	(18,798)	(14,491)	(807)
Class R-4	301,902	16,195	33,823	1,820	(272,131)	(14,655)	63,594	3,360
Class R-5	146,132	7,769	18,918	1,018	(151,577)	(8,195)	13,473	592
Class R-6	549,910	29,473	51,849	2,780	(136,550)	(7,264)	465,209	24,989
Total net increase (decrease)	$11,152,524	597,721	$2,651,406	142,653	$(11,627,833)	(626,483)	$2,176,097	113,891

Year ended July 31, 2012

Class A	$6,409,309	380,692	$2,076,112	123,088	$(7,424,453)	(442,493)	$1,060,968	61,287
Class B	53,846	3,232	44,577	2,668	(732,865)	(44,184)	(634,442)	(38,284)
Class C	772,114	46,260	186,801	11,185	(1,246,159)	(75,003)	(287,244)	(17,558)
Class F-1	855,471	50,731	87,301	5,178	(502,848)	(29,980)	439,924	25,929
Class F-2	357,474	21,135	30,977	1,834	(155,227)	(9,207)	233,224	13,762
Class 529-A	205,725	12,229	40,070	2,377	(125,549)	(7,469)	120,246	7,137
Class 529-B	4,732	283	2,066	123	(27,015)	(1,622)	(20,217)	(1,216)
Class 529-C	69,306	4,131	11,149	663	(55,114)	(3,294)	25,341	1,500
Class 529-E	10,662	636	1,772	105	(6,783)	(404)	5,651	337
Class 529-F-1	9,503	564	1,404	84	(7,312)	(431)	3,595	217
Class R-1	31,835	1,893	3,647	217	(26,611)	(1,603)	8,871	507
Class R-2	152,861	9,155	18,275	1,093	(177,532)	(10,631)	(6,396)	(383)
Class R-3	291,667	17,334	42,296	2,514	(294,208)	(17,542)	39,755	2,306
Class R-4	260,468	15,470	33,752	2,002	(256,507)	(15,282)	37,713	2,190
Class R-5	120,163	7,104	18,581	1,102	(168,184)	(10,211)	(29,440)	(2,005)
Class R-6	248,413	14,532	36,215	2,144	(55,149)	(3,263)	229,479	13,413
Total net increase (decrease)	$9,853,549	585,381	$2,634,995	156,377	$(11,261,516)	(672,619)	$1,227,028	69,139

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,988,968,000 and $31,510,511,000, respectively, during the year ended July 31, 2013.

The Income Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$17.66	$.67	$1.99	$2.66	$(.68)	$19.64	15.33%	$63,968	.58%	.58%	3.58%
Year ended 7/31/2012	16.97	.66	.73	1.39	(.70)	17.66	8.45	56,153	.59	.59	3.92
Year ended 7/31/2011	15.48	.71	1.53	2.24	(.75)	16.97	14.68	52,940	.58	.58	4.24
Year ended 7/31/2010	14.04	.73	1.37	2.10	(.66)	15.48	15.09	48,437	.61	.61	4.82
Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)	(.70)	14.04	(12.72)	45,569	.64	.63	5.50
Class B:
Year ended 7/31/2013	17.53	.53	1.97	2.50	(.53)	19.50	14.48	818	1.33	1.33	2.86
Year ended 7/31/2012	16.85	.53	.71	1.24	(.56)	17.53	7.56	1,161	1.34	1.34	3.19
Year ended 7/31/2011	15.37	.58	1.52	2.10	(.62)	16.85	13.82	1,760	1.34	1.34	3.48
Year ended 7/31/2010	13.94	.60	1.37	1.97	(.54)	15.37	14.24	2,421	1.38	1.38	4.01
Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	13.94	(13.37)	2,835	1.41	1.39	4.74
Class C:
Year ended 7/31/2013	17.47	.51	1.97	2.48	(.53)	19.42	14.41	6,389	1.38	1.38	2.79
Year ended 7/31/2012	16.80	.52	.71	1.23	(.56)	17.47	7.55	6,096	1.38	1.38	3.13
Year ended 7/31/2011	15.33	.57	1.51	2.08	(.61)	16.80	13.77	6,157	1.39	1.39	3.43
Year ended 7/31/2010	13.91	.60	1.36	1.96	(.54)	15.33	14.17	5,882	1.43	1.43	4.00
Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	13.91	(13.43)	5,637	1.45	1.44	4.69
Class F-1:
Year ended 7/31/2013	17.62	.65	2.00	2.65	(.67)	19.60	15.30	3,554	.65	.65	3.50
Year ended 7/31/2012	16.94	.65	.72	1.37	(.69)	17.62	8.35	2,563	.64	.64	3.87
Year ended 7/31/2011	15.46	.70	1.52	2.22	(.74)	16.94	14.58	2,025	.64	.64	4.19
Year ended 7/31/2010	14.02	.73	1.37	2.10	(.66)	15.46	15.08	1,815	.65	.65	4.78
Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	14.02	(12.71)	1,801	.66	.65	5.49
Class F-2:
Year ended 7/31/2013	17.65	.70	1.99	2.69	(.71)	19.63	15.53	1,434	.41	.41	3.74
Year ended 7/31/2012	16.97	.69	.72	1.41	(.73)	17.65	8.59	1,020	.40	.40	4.09
Year ended 7/31/2011	15.48	.74	1.53	2.27	(.78)	16.97	14.90	747	.40	.40	4.42
Year ended 7/31/2010	14.04	.77	1.36	2.13	(.69)	15.48	15.31	460	.42	.42	5.04
Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	14.04	(12.19)	350	.44	.43	5.39
Class 529-A:
Year ended 7/31/2013	17.63	.65	1.98	2.63	(.66)	19.60	15.19	1,298	.68	.68	3.48
Year ended 7/31/2012	16.95	.64	.72	1.36	(.68)	17.63	8.30	1,102	.68	.68	3.82
Year ended 7/31/2011	15.46	.69	1.53	2.22	(.73)	16.95	14.62	939	.67	.67	4.15
Year ended 7/31/2010	14.03	.73	1.35	2.08	(.65)	15.46	14.95	753	.69	.69	4.77
Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	14.03	(12.72)	608	.70	.68	5.44
Class 529-B:
Year ended 7/31/2013	17.57	.50	1.99	2.49	(.51)	19.55	14.35	45	1.46	1.46	2.73
Year ended 7/31/2012	16.89	.51	.71	1.22	(.54)	17.57	7.41	58	1.47	1.47	3.06
Year ended 7/31/2011	15.41	.56	1.52	2.08	(.60)	16.89	13.66	76	1.46	1.46	3.37
Year ended 7/31/2010	13.98	.59	1.37	1.96	(.53)	15.41	14.10	92	1.49	1.49	3.92
Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	13.98	(13.47)	91	1.51	1.50	4.63
Class 529-C:
Year ended 7/31/2013	17.56	.50	1.99	2.49	(.52)	19.53	14.36	420	1.45	1.45	2.71
Year ended 7/31/2012	16.89	.51	.71	1.22	(.55)	17.56	7.43	370	1.47	1.47	3.04
Year ended 7/31/2011	15.41	.56	1.53	2.09	(.61)	16.89	13.71	331	1.46	1.46	3.37
Year ended 7/31/2010	13.99	.60	1.35	1.95	(.53)	15.41	14.04	281	1.48	1.48	3.97
Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	13.99	(13.45)	241	1.50	1.49	4.63
Class 529-E:
Year ended 7/31/2013	17.58	.60	1.99	2.59	(.62)	19.55	14.95	59	.92	.92	3.24
Year ended 7/31/2012	16.91	.60	.71	1.31	(.64)	17.58	7.99	52	.93	.93	3.57
Year ended 7/31/2011	15.43	.65	1.52	2.17	(.69)	16.91	14.27	44	.94	.94	3.88
Year ended 7/31/2010	14.00	.68	1.36	2.04	(.61)	15.43	14.66	35	.97	.97	4.49
Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	14.00	(12.98)	29	1.00	.98	5.14

30	The Income Fund of America

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class 529-F-1:
Year ended 7/31/2013	$17.63	$.69	$1.98	$2.67	$(.70)	$19.60	15.44%	$44	.45%	.45%	3.70%
Year ended 7/31/2012	16.95	.68	.72	1.40	(.72)	17.63	8.53	36	.46	.46	4.04
Year ended 7/31/2011	15.46	.73	1.53	2.26	(.77)	16.95	14.87	31	.45	.45	4.37
Year ended 7/31/2010	14.03	.76	1.35	2.11	(.68)	15.46	15.19	22	.47	.47	4.99
Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)	(.72)	14.03	(12.56)	19	.50	.48	5.64
Class R-1:
Year ended 7/31/2013	17.56	.52	1.98	2.50	(.53)	19.53	14.43	120	1.39	1.39	2.78
Year ended 7/31/2012	16.89	.52	.71	1.23	(.56)	17.56	7.50	122	1.40	1.40	3.11
Year ended 7/31/2011	15.41	.57	1.52	2.09	(.61)	16.89	13.76	109	1.41	1.41	3.42
Year ended 7/31/2010	13.99	.61	1.35	1.96	(.54)	15.41	14.10	91	1.44	1.44	4.03
Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	13.99	(13.36)	74	1.46	1.44	4.68
Class R-2:
Year ended 7/31/2013	17.49	.52	1.98	2.50	(.54)	19.45	14.47	609	1.36	1.36	2.80
Year ended 7/31/2012	16.82	.52	.71	1.23	(.56)	17.49	7.52	567	1.40	1.40	3.11
Year ended 7/31/2011	15.35	.57	1.51	2.08	(.61)	16.82	13.75	552	1.41	1.41	3.41
Year ended 7/31/2010	13.93	.60	1.35	1.95	(.53)	15.35	14.10	518	1.47	1.47	3.97
Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	13.93	(13.54)	463	1.56	1.54	4.58
Class R-3:
Year ended 7/31/2013	17.60	.60	1.98	2.58	(.61)	19.57	14.91	1,323	.94	.94	3.22
Year ended 7/31/2012	16.92	.60	.72	1.32	(.64)	17.60	8.01	1,204	.96	.96	3.55
Year ended 7/31/2011	15.44	.64	1.53	2.17	(.69)	16.92	14.23	1,118	.96	.96	3.86
Year ended 7/31/2010	14.01	.68	1.35	2.03	(.60)	15.44	14.63	1,056	.99	.99	4.45
Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	14.01	(12.99)	936	1.00	.99	5.14
Class R-4:
Year ended 7/31/2013	17.63	.66	1.99	2.65	(.67)	19.61	15.29	1,045	.64	.64	3.52
Year ended 7/31/2012	16.95	.65	.72	1.37	(.69)	17.63	8.33	880	.65	.65	3.86
Year ended 7/31/2011	15.46	.70	1.53	2.23	(.74)	16.95	14.62	809	.66	.66	4.17
Year ended 7/31/2010	14.03	.72	1.36	2.08	(.65)	15.46	14.95	740	.68	.68	4.77
Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	14.03	(12.72)	629	.70	.69	5.43
Class R-5:
Year ended 7/31/2013	17.66	.71	1.99	2.70	(.72)	19.64	15.60	525	.34	.34	3.83
Year ended 7/31/2012	16.97	.70	.73	1.43	(.74)	17.66	8.70	462	.35	.35	4.17
Year ended 7/31/2011	15.48	.75	1.53	2.28	(.79)	16.97	14.94	478	.36	.36	4.46
Year ended 7/31/2010	14.04	.77	1.37	2.14	(.70)	15.48	15.36	447	.38	.38	5.07
Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	14.04	(12.53)	395	.40	.38	5.72
Class R-6:
Year ended 7/31/2013	17.66	.72	2.00	2.72	(.73)	19.65	15.72	1,631	.29	.29	3.85
Year ended 7/31/2012	16.98	.71	.72	1.43	(.75)	17.66	8.69	1,025	.30	.30	4.21
Year ended 7/31/2011	15.49	.76	1.52	2.28	(.79)	16.98	14.99	758	.31	.31	4.51
Year ended 7/31/2010	14.05	.79	1.35	2.14	(.70)	15.49	15.40	480	.33	.33	5.20
Period from 5/1/2009 to 7/31/2009[4]	12.55	.19	1.48	1.67	(.17)	14.05	13.42	272	.09	.09	1.45

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	47%	41%	38%	35%	49%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

The Income Fund of America	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Income Fund of America:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the investment portfolio and the summary investment portfolio, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

September 9, 2013

The Income Fund of America

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-01880 and 1933 Act. No. 002-33371)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 70 filed 9/30/10); and Amended and Restated Agreement and Declaration of Trust dated 12/6/12 – previously filed (see P/E Amendment No. 75 filed 9/30/13)

(a-2)	Certificate of Establishment and Designation of Class R-2E Shares

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 55 filed 3/8/01)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(e)	Underwriting Contracts – Form of Amended and Restated Principal Underwriting Agreement effective 8/29/14; Form of Selling Group Agreement; Form of Bank/Trust Company Selling Group Agreement; Form of Class F Share Participation Agreement; and Form of Bank/Trust Company Participation Agreement for Class F Shares

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 3/21/13 – previously filed (see P/E Amendment No. 75 filed 9/30/13)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 64 filed 9/28/07)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 70 filed 9/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 8/29/14; and Form of Amended and Restated Administrative Services Agreement dated 8/29/14

(i)	Legal Opinion – Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m-1)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(m-2)	Form of Plan of Distribution for Class shares R-2E dated 8/29/14

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 8/29/14

(o) Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2014; and Code of Ethics for Registrant

Item 29. Persons Controlled by or under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None

LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bill Brady	Director and Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None

LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Vice President	None

LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Katherine Randall Danella	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael J. Downer	Director	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	David R. Ford	Regional Vice President	None

SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None

LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None

LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Donald S. MacQuattie, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None

LAO	Mark A. Marinella	Senior Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon Christian Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	William E. Noe	Senior Vice President	None

LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Christopher M. Ryder	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None

IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
NYO	Andrew B. Suzman	Director	Senior Vice President
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Vice President	None

LAO	Cynrthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
DCO	Bradley J. Vogt	Director	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None

LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 28th day of August, 2014.

THE INCOME FUND OF AMERICA

By: /s/ Patrick F. Quan

(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 28, 2014, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Hilda L. Applbaum	Vice Chairman of the Board
(Hilda L. Applbaum)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Trustees:

	/s/ Hilda L. Applbaum	Vice Chairman of the Board
(Hilda L. Applbaum)

	William H. Baribault*	Trustee
	Vanessa C. L. Chang*	Trustee
	Linda Griego*	Trustee
	Leonade D. Jones*	Trustee
	William D. Jones*	Trustee
	James J. Postl*	Trustee
	Margaret Spellings*	Trustee
	Isaac Stein*	Chairman of the Board (Independent and Non-Executive)
*By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Timothy W. McHale

(Timothy W. McHale, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian C. Janssen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Linda Griego, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Linda Griego

Linda Griego, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ James J. Postl

James J. Postl, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Isaac Stein

Isaac Stein, Board member